THE HARTFORD MUTUAL FUNDS

                                          CLASS A, CLASS B AND CLASS C SHARES

                                          PROSPECTUS
                                          MARCH 1, 2006
                             (AS SUPPLEMENTED MARCH 15, 2006)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD TAX-FREE FIXED INCOME FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE       THE HARTFORD TAX-FREE CALIFORNIA FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD TAX-FREE MINNESOTA FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD TAX-FREE NATIONAL FUND
                                                      THE HARTFORD TAX-FREE NEW YORK FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

                                          The Hartford Tax-Free California Fund                                  3

                                          The Hartford Tax-Free Minnesota Fund                                   8

                                          The Hartford Tax-Free National Fund                                   12

                                          The Hartford Tax-Free New York Fund                                   16

Description of other                      Investment strategies and investment matters                          21
investment strategies and
investment risks


Investment manager and                    Management of the funds                                               24
management fee information

Information on your                       About your account                                                    27
account                                   Choosing a share class                                                27
                                          How sales charges are calculated                                      29
                                          Sales charge reductions and waivers                                   30
                                          Opening an account                                                    34
                                          Buying shares                                                         36
                                          Selling shares                                                        38
                                          Transaction policies                                                  42
                                          Dividends and account policies                                        46
                                          Additional investor services                                          47

Further information on the                Financial highlights                                                  49
funds                                     Privacy policy                                                        61
                                          Fund code, CUSIP number and symbol                                    64
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. In addition, Tax-Free Minnesota Fund and Tax-Free National Fund offer Class L, Class M, Class N, Class H and Class E shares pursuant to another prospectus describing those classes.

Each fund is a diversified fund except for the funds listed below. The following funds are non-diversified:

  -  Tax-Free California Fund

  -  Tax-Free New York

The Funds are sometimes known as the Hartford Tax-Free Fixed Income Funds.

Tax-Free Minnesota Fund and Tax-Free National Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR CALIFORNIA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free California Fund seeks to provide current income exempt from both federal and California income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and California state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of California.

The fund primarily invests in tax-exempt obligations issued by the State of California, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc. ("Moody's") ("Aaa", "Aa", "A" or "Baa"), or Standard & Poor's Corporation ("S&P") ("AAA", "AA", "A" or "BBB") or Fitch, Inc. ("Fitch") ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

THE HARTFORD MUTUAL FUNDS                                                      3

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

Because the fund invests primarily in municipal securities issued by the State of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of California municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in California. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  10                 3.80%               6.14%               4.51%
   0
 -10
 -20

                     2003                2004                2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 5.17% (4th quarter, 2003) and the lowest quarterly return was -1.32% (3rd quarter, 2003).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      5

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                          LIFE OF FUND
                                               1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                 -0.23%        3.61%
   Class A Return After Taxes on
   Distributions                               -0.20%        3.61%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares        1.14%        3.63%
   Class B Return Before Taxes                 -1.27%        3.47%
   Class C Return Before Taxes                  2.72%        4.40%
   Lehman Brothers California Municipal Bond
   Index (reflects no deduction for fees,
   expenses or taxes)                           4.15%        5.11%

INDEX: The Lehman Brothers California Municipal Bond Index is an unmanaged index of California municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%      0.55%      0.55%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.22%      0.25%      0.25%
   Total annual operating expenses(3)(4)        1.02%(2)   1.80%      1.80%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%, 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  549     $  683     $  283
   Year 3                                      $  760     $  866     $  566
   Year 5                                      $  988     $1,175     $  975
   Year 10                                     $1,642     $1,909     $2,116

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  549     $  183     $  183
   Year 3                                      $  760     $  566     $  566
   Year 5                                      $  988     $  975     $  975
   Year 10                                     $1,642     $1,909     $2,116

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR MINNESOTA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free Minnesota Fund seeks to provide current income exempt from both federal income tax and Minnesota state personal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of Minnesota.

The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of Minnesota and its political subdivisions, the fund will be particularly

 8                                                     THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of Minnesota municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in Minnesota. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  15
  10
   5
               2.99%    7.76%    5.76%             10.54%   3.69%    7.79%    4.79%    4.45%    2.54%
   0
  -5
                                          -2.57%

                1996     1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 4.66% (4th quarter, 2000) and the lowest quarterly return was -2.46% (2nd quarter, 2004).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

THE HARTFORD MUTUAL FUNDS                                                      9

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   -2.06%    3.68%      4.24%
   Class A Return After Taxes on Distributions(1)   -2.09%    3.55%      3.95%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           -0.03%    3.67%      4.05%
   Class B Return Before Taxes(1)                   -3.15%    3.60%      3.85%
   Class C Return Before Taxes(1)                    0.89%    3.94%      3.85%
   Lehman Brothers Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)         3.53%    5.59%      5.72%

INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.72%      0.72%      0.72%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.29%      0.30%      0.31%
   Total annual operating expenses(3)(4)        1.26%(2)   2.02%      2.03%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  573     $  705     $  306
   Year 3                                      $  832     $  934     $  637
   Year 5                                      $1,110     $1,288     $1,093
   Year 10                                     $1,904     $2,150     $2,358

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  573     $  205     $  206
   Year 3                                      $  832     $  634     $  637
   Year 5                                      $1,110     $1,088     $1,093
   Year 10                                     $1,904     $2,150     $2,358

THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  15
  10
   5
               3.17%    8.73%    5.23%             9.96%    3.50%    9.70%    4.68%    5.22%    4.16%
   0
  -5
                                          -3.66%
 -10

                1996     1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 5.09% (3rd quarter, 2002) and the lowest quarterly return was -2.57% (2nd quarter, 2004).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

THE HARTFORD MUTUAL FUNDS                                                     13

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   -0.54%    4.47%     4.68%
   Class A Return After Taxes on Distributions(1)   -0.62%    4.20%     4.32%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            1.11%    4.26%     4.38%
   Class B Return Before Taxes(1)                   -1.74%    4.21%     4.19%
   Class C Return Before Taxes(1)                    2.32%    4.62%     4.22%
   Lehman Brothers Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)         3.53%    5.59%     5.72%

INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.26%      0.28%      0.24%
   Total annual operating expenses(3)(4)        1.26%(2)   2.03%      1.99%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  573     $  706     $  302
   Year 3                                      $  832     $  937     $  624
   Year 5                                      $1,110     $1,293     $1,073
   Year 10                                     $1,904     $2,158     $2,317

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  573     $  206     $  202
   Year 3                                      $  832     $  637     $  624
   Year 5                                      $1,110     $1,093     $1,073
   Year 10                                     $1,904     $2,158     $2,317

THE HARTFORD MUTUAL FUNDS                                                     15

THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR NEW YORK RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free New York Fund seeks to provide current income exempt from federal, New York State and New York City income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal, New York State and New York City income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of New York State and New York City.

The fund primarily invests in tax-exempt obligations issued by the State of New York, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of New York and its political subdivisions, the fund will be particularly

 16                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such a crisis before. The risk of a downturn in the U.S. economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York State will suffer financial difficulties resulting from the attack, and such difficulties could adversely affect the ability of New York municipal issuers to make prompt payment of principal and interest, and/or result in a default or credit rating downgrade. As a result, this fund may be more volatile than a more geographically diversified municipal fund. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or New York State or New York City income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

THE HARTFORD MUTUAL FUNDS                                                     17

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  10                 6.03%               4.86%               3.64%
   0
 -10
 -20

                     2003                2004                2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 4.65% (3rd quarter, 2004) and the lowest quarterly return was -0.71% (3rd quarter, 2003).
--------------------------------------------------------------------------------

 18                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                      -1.03%        3.69%
   Class A Return After Taxes on Distributions      -1.06%        3.58%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               0.55%        3.62%
   Class B Return Before Taxes                      -2.13%        3.58%
   Class C Return Before Taxes                       1.87%        4.45%
   Lehman Brothers New York Municipal Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            3.32%        4.58%

INDEX: The Lehman Brothers New York Municipal Bond Index is an unmanaged index of New York municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     19

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%      0.55%      0.55%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.23%      0.25%      0.24%
   Total annual operating expenses(3)(4)        1.03%(2)   1.80%      1.79%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  550     $  683     $  282
   Year 3                                      $  763     $  866     $  563
   Year 5                                      $  993     $1,175     $  970
   Year 10                                     $1,653     $1,911     $2,105

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  550     $  183     $  182
   Year 3                                      $  763     $  566     $  563
   Year 5                                      $  993     $  975     $  970
   Year 10                                     $1,653     $1,911     $2,105

 20                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Each fund may invest in debt securities as part of its principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective. Being in a defensive position could result in a portion of the funds' regular income distribution being taxable.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Investments in derivatives may cause the funds to earn income that is taxable when distributed to shareholders.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the

THE HARTFORD MUTUAL FUNDS                                                     21

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

"1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


The funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

INVESTMENT POLICIES


Each fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax and, with respect to Tax-Free California Fund, Tax-Free Minnesota Fund and Tax-Free New York Fund, the income tax of California, Minnesota or New York State and New York City, respectively. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is a "fundamental" one for each fund, which means that it may not be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month the five issuers that together constitute the largest portion of each fund's assets. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

THE HARTFORD MUTUAL FUNDS                                                     23

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $323 billion in assets as of December 31, 2005. At the same time, HIFSCO had over $29 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

LITIGATION AND REGULATORY ACTIONS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies.

While no enforcement actions have been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and certain of the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISER


Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to each fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2005, Hartford Investment Management had investment management authority over approximately $116 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

TAX-FREE NATIONAL FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $50 million                        0.80%
Next $4.95 billion                       0.70%
Next $5 billion                          0.68%
Amount Over $10 billion                  0.67%

TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $50 million                        0.72%
Next $4.95 billion                       0.70%
Next $5 billion                          0.68%
Amount Over $10 billion                  0.67%

TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       0.55%
Next $4.5 billion                        0.50%
Next $5 billion                          0.48%
Amount Over $10 billion                  0.47%

For each fund's fiscal year ended October 31, 2005, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                               10/31/2005
---------                               ----------
The Hartford Tax-Free California Fund     0.55%
The Hartford Tax-Free Minnesota Fund      0.72%
The Hartford Tax-Free National Fund       0.75%
The Hartford Tax-Free New York Fund       0.55%

A discussion regarding the basis for the boards of directors' approval of the investment management and investment sub-advisory agreements of the

THE HARTFORD MUTUAL FUNDS                                                     25

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

TAX-FREE CALIFORNIA FUND Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

TAX-FREE MINNESOTA FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

TAX-FREE NATIONAL FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

TAX-FREE NEW YORK FUND Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. The funds also offer Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS

Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the boards of directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in

THE HARTFORD MUTUAL FUNDS                                                     27

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related

 28                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        4.50%       4.71%          3.75%
$ 50,000 -- $ 99,999     4.00%       4.17%          3.50%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold,

THE HARTFORD MUTUAL FUNDS                                                     29

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 4.50% maximum sales charge at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of The Hartford Mutual Funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister,

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

THE HARTFORD MUTUAL FUNDS                                                     31

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent. The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally

 32                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and
(2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $550,000 per Financial Intermediary for the calendar year ended December 31, 2005.

As of January 1, 2006, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., AIG Financial Advisors, AmeriMutual Funds Distributor, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp., Gold Trust Company, Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, J.P. Morgan Retirement Plan Services, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual

THE HARTFORD MUTUAL FUNDS                                                     33

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Service Corporation, National Planning Holdings, Inc., NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James Financial Services and Associates, Robert W. Baird, Royal Alliance Associates, Inc., Securities America, Inc., Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., T.Rowe Price Investment Services, Inc., UBS Financial Services Inc., US Bancorp Investments Inc., Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. In 2005 (ending December 31, 2005) HIFSCO provided additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). HIFSCO paid Edward Jones approximately $70 million additional profit-sharing based compensation to terminate the arrangement effective December 31, 2005. In addition, HIFSCO paid Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $23.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $36.9 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                        ADDRESS:                                                 PHONE NUMBER:
               THE HARTFORD MUTUAL FUNDS                                   1-888-THE-STAG (843-7824)
                     P.O. BOX 9140                              OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
               MINNEAPOLIS, MN 55480-9140                        ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     35

BUYING SHARES


 ON THE WEB

                TO ACCESS YOUR ACCOUNTS
  (INTERNET     - Visit www.hartfordinvestor.com.
  GRAPHIC)      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.

                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT
                - To purchase shares directly from your bank account, you
                  must first add your banking information online, by selecting the Add Bank Instructions function.
                - Once bank instructions have been established, select
                  "Purchase Shares" from the "Work with Fund" menu, next to the fund you want to purchase into.
                - Follow the instructions on the Purchase Shares Request
                  pages to complete and submit the request.

                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

 ON THE PHONE

                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT
  (PHONE        - Verify that your bank/credit union is a member of the
  GRAPHIC)        Automated Clearing House (ACH) system.
                - To place your order with a representative, call the
                  transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                  exchange.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

 36                                                    THE HARTFORD MUTUAL FUNDS

IN WRITING:
WITH CHECK
                - Make out a check for the investment amount, payable to
  (CHECK          "The Hartford Mutual Funds."
  GRAPHIC)      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140

 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  (ARROW          share class, account number, the name(s) in which the
  GRAPHIC)        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

 BY WIRE
                - Instruct your bank to wire the amount of your investment to:
  (WIRE             US Bank National Association
  GRAPHIC)          ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
                  Specify the fund name, share class, your account number
                  and the name(s) in which the account is registered. Your
                  bank may charge a fee to wire funds.

                                 PHONE NUMBER:
                           1-888-THE-STAG (843-7824)
                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     37

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Selling Shares in Writing").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.

 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BUILDING       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $500 or more will be wired on the
                  next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $500 may be sent by EFT or by check.
                  Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee
                  for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.

 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

 38                                                    THE HARTFORD MUTUAL FUNDS

ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [INTERNET     - Visit www.hartfordinvestor.com
  GRAPHIC]      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                Note: Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e., SEP,
                     SIMPLE and 403(b) plans), you will not be allowed to
                     enter a redemption request for these types of accounts
                     online.
                TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                  MAILED TO YOUR ADDRESS OF RECORD
                - Select "Redeem Shares" from the "Work with Fund" menu,
                  next to the fund you want to redeem from.
                - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.
                TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services" under Transaction Policies.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     39

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a
  Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:
                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by check mailed to the address of record and payable to the registered
                  owner(s)

  Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Medallion signature guarantee if applicable (see above).

    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Medallion signature guarantee if applicable (see above).

    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction from the trustee(s).
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Medallion signature guarantee if applicable (see above).

    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Medallion signature guarantee.
                - New application or W-9 form.
                - Tax waiver if required by state.

 40                                                    THE HARTFORD MUTUAL FUNDS

EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Medallion signature guarantee (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     41

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

 42                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemptions are not permitted on accounts whose addresses have changed within the past 30 days. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain of The Hartford Mutual Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can

THE HARTFORD MUTUAL FUNDS                                                     43
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TRANSACTION POLICIES
--------------------------------------------------------------------------------

increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request is received within the 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading

 44                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of a fund in your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by

THE HARTFORD MUTUAL FUNDS                                                     45

TRANSACTION POLICIES
--------------------------------------------------------------------------------

that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from the net investment income of the Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund are declared and paid monthly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

TAXES ON DISTRIBUTIONS The funds intend to meet certain federal tax requirements so that distributions

 46                                                    THE HARTFORD MUTUAL FUNDS
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                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

of tax-exempt income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders' Alternative Minimum Tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Tax-Free National Fund's exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

CALIFORNIA INCOME TAXATION (TAX-FREE CALIFORNIA FUND) Tax-Free California Fund intends to comply with certain state tax requirements so that at least a portion of the dividends it pays are "exempt-interest dividends" as defined under California law. To be qualified to pay exempt-interest dividends under California law, at the close of each quarter of its taxable year, at least 50% percent of the value of The Hartford Tax-Free California Fund's total assets must consist of obligations which, when held by an individual, the interest therefrom is exempt from taxation by California. Exempt-interest dividends from Tax-Free California Fund may be subject to California taxes imposed on corporations when distributed to shareholders subject to those taxes.

MINNESOTA INCOME TAXATION (TAX-FREE MINNESOTA FUND) Tax-Free Minnesota Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota tax-exempt obligations will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota tax-exempt obligations. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt interest dividends from Tax-Free Minnesota Fund may be subject to Minnesota taxes imposed on corporations when distributed to shareholders subject to those taxes.

NEW YORK INCOME TAXATION (TAX-FREE NEW YORK FUND) Tax-Free New York Fund intends to comply with certain state tax requirements so that individual shareholders of Tax-Free New York Fund that are residents of New York State will not be subject to New York State income tax on distributions which are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, Tax-Free New York Fund will invest in New York State or municipal bonds. Individual shareholders of Tax-Free New York Fund who are residents of New York City will also be able to exclude such income for New York City personal income tax purposes. Dividends from Tax-Free New York Fund may be subject to New York State and New York City taxes imposed on corporations when distributed to shareholders subject to those taxes.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund (through an Underlying Fund in the case of a fund of funds) to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase

THE HARTFORD MUTUAL FUNDS                                                     47

TRANSACTION POLICIES
--------------------------------------------------------------------------------

or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund. Deliver your first investment check ($50 minimum per fund) made payable to "The Hartford Mutual Funds" and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2005, October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS A


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.32        $9.93       $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                      0.38         0.38         0.37          0.00
Net realized and unrealized gain (loss) on investments            0.00         0.41        (0.07)         0.00
                                                               -------      -------      -------        ------
Total from investment operations                                  0.38         0.79         0.30          0.00
Less distributions:
  Dividends from net investment income                           (0.38)       (0.40)       (0.37)         0.00
  Distributions from capital gains                                0.00         0.00         0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                               -------      -------      -------        ------
Total distributions                                              (0.38)       (0.40)       (0.37)         0.00
                                                               -------      -------      -------        ------
Net asset value, end of period                                  $10.32       $10.32        $9.93        $10.00
                                                               =======      =======      =======        ======
TOTAL RETURN(2)                                                  3.69%        8.15%        3.06%(6)         0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $15,601      $14,846      $10,799        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.02%        1.03%        1.57%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.90%(5)     0.95%        0.95%(4)         --
Ratio of net investment income (loss) to average net assets      3.64%        3.85%        3.73%(4)         --
Portfolio turnover rate(3)                                         31%          41%          64%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.89%, 1.64% and 1.64% for Classes A, B and C respectively.
(6) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS B


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.31        $9.92       $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                      0.29         0.34         0.30          0.00
Net realized and unrealized gain (loss) on investments            0.01         0.38        (0.08)         0.00
                                                                ------       ------       ------        ------
Total from investment operations                                  0.30         0.72         0.22          0.00
Less distributions:
  Dividends from net investment income                           (0.30)       (0.33)       (0.30)         0.00
  Distributions from capital gains                                0.00         0.00         0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                                ------       ------       ------        ------
Total distributions                                              (0.30)       (0.33)       (0.30)         0.00
                                                                ------       ------       ------        ------
Net asset value, end of period                                  $10.31       $10.31        $9.92        $10.00
                                                                ======       ======       ======        ======
TOTAL RETURN(2)                                                  2.92%        7.40%        2.23%(6)         0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,305       $1,017       $1,827        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.80%        1.84%        2.32%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%(5)     1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.90%        3.12%        3.07%(4)         --
Portfolio turnover rate(3)                                         31%          41%          64%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.89%, 1.64% and 1.64% for Classes A, B and C respectively.
(6) Not annualized.

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS C


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.33        $9.93       $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                      0.29         0.32         0.30          0.00
Net realized and unrealized gain (loss) on investments            0.01         0.41        (0.07)         0.00
                                                                ------       ------       ------        ------
Total from investment operations                                  0.30         0.73         0.23          0.00
Less distributions:
  Dividends from net investment income                           (0.30)       (0.33)       (0.30)         0.00
  Distributions from capital gains                                0.00         0.00         0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                                ------       ------       ------        ------
Total distributions                                              (0.30)       (0.33)       (0.30)         0.00
                                                                ------       ------       ------        ------
Net asset value, end of period                                  $10.33       $10.33        $9.93        $10.00
                                                                ======       ======       ======        ======
TOTAL RETURN(2)                                                  2.91%        7.49%        2.34%(6)         0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,937       $1,448       $1,230        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.80%        1.85%        2.18%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%(5)     1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.90%        3.06%        3.02%(4)         --
Portfolio turnover rate(3)                                         31%          41%          64%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.89%, 1.64% and 1.64% for Classes A, B and C respectively.
(6) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS A


                                                                          YEARS ENDED:                  PERIOD ENDED:
                                                           ------------------------------------------    2/19/2002-
                                                           10/31/2005(5)   10/31/2004   10/31/2003(5)    10/31/2002
CLASS A -- PERIOD ENDED:                                   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $10.44         $10.46        $10.46          $10.29
Income from Investment Operations:
Net investment income (loss)                                    0.39           0.41          0.38            0.26
Net realized and unrealized gain (loss) on investments         (0.22)          0.24          0.05            0.16
                                                              ------         ------        ------          ------
Total from investment operations                                0.17           0.65          0.43            0.42
Less distributions:
  Dividends from net investment income                         (0.39)         (0.40)        (0.38)          (0.25)
  Distributions from capital gains                              0.00          (0.27)        (0.05)           0.00
  Returns of capital                                            0.00           0.00          0.00            0.00
                                                              ------         ------        ------          ------
Total distributions                                            (0.39)         (0.67)        (0.43)          (0.25)
                                                              ------         ------        ------          ------
Net asset value, end of period                                $10.22         $10.44        $10.46          $10.46
                                                              ======         ======        ======          ======
TOTAL RETURN(3)                                                1.66%          6.37%         4.23%           4.16%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $5,547         $4,286        $3,242          $2,073
Ratio of expenses to average net assets before waivers
  and reimbursements                                           1.26%          1.27%         1.50%           1.37%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               0.85%(6)       0.98%         1.15%           1.15%(2)
Ratio of net investment income (loss) to average net
  assets                                                       3.76%          3.87%         3.58%           3.57%(2)
Portfolio turnover rate(4)                                       10%            13%           17%             36%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.
(6) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.84%, 1.59% and 1.59% for Classes A, B and C respectively.

 52                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS B


                                                                          YEARS ENDED:                  PERIOD ENDED:
                                                           ------------------------------------------    2/19/2002-
                                                           10/31/2005(5)   10/31/2004   10/31/2003(5)    10/31/2002
CLASS B -- PERIOD ENDED:                                   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $10.45         $10.46        $10.47          $10.27
Income from Investment Operations:
Net investment income (loss)                                    0.31           0.33          0.31            0.20
Net realized and unrealized gain (loss) on investments         (0.21)          0.25          0.04            0.20
                                                              ------         ------        ------          ------
Total from investment operations                                0.10           0.58          0.35            0.40
Less distributions:
  Dividends from net investment income                         (0.32)         (0.32)        (0.31)          (0.20)
  Distributions from capital gains                              0.00          (0.27)        (0.05)           0.00
  Returns of capital                                            0.00           0.00          0.00            0.00
                                                              ------         ------        ------          ------
Total distributions                                            (0.32)         (0.59)        (0.36)          (0.20)
                                                              ------         ------        ------          ------
Net asset value, end of period                                $10.23         $10.45        $10.46          $10.47
                                                              ======         ======        ======          ======
TOTAL RETURN(3)                                                0.91%          5.71%         3.42%           3.93%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $814           $645          $532            $238
Ratio of expenses to average net assets before waivers
  and reimbursements                                           2.02%          1.99%         2.21%           2.09%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               1.60%(6)       1.68%         1.85%           1.85%(2)
Ratio of net investment income (loss) to average net
  assets                                                       3.01%          3.16%         2.88%           2.73%(2)
Portfolio turnover rate(4)                                       10%            13%           17%             36%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.
(6) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.84%, 1.59% and 1.59% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS C


                                                                          YEARS ENDED:                  PERIOD ENDED:
                                                           ------------------------------------------    2/19/2002-
                                                           10/31/2005(5)   10/31/2004   10/31/2003(5)    10/31/2002
CLASS C -- PERIOD ENDED:                                   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $10.46         $10.48        $10.48          $10.27
Income from Investment Operations:
Net investment income (loss)                                    0.32           0.33          0.31            0.20
Net realized and unrealized gain (loss) on investments         (0.21)          0.24          0.05            0.21
                                                              ------         ------        ------          ------
Total from investment operations                                0.11           0.57          0.36            0.41
Less distributions:
  Dividends from net investment income                         (0.32)         (0.32)        (0.31)          (0.20)
  Distributions from capital gains                              0.00          (0.27)        (0.05)           0.00
  Returns of capital                                            0.00           0.00          0.00            0.00
                                                              ------         ------        ------          ------
Total distributions                                            (0.32)         (0.59)        (0.36)          (0.20)
                                                              ------         ------        ------          ------
Net asset value, end of period                                $10.25         $10.46        $10.48          $10.48
                                                              ======         ======        ======          ======
TOTAL RETURN(3)                                                1.01%          5.60%         3.51%           4.03%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $418           $321          $414            $304
Ratio of expenses to average net assets before waivers
  and reimbursements                                           2.03%          1.98%         2.09%           1.92%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               1.60%(6)       1.69%         1.85%           1.85%(2)
Ratio of net investment income (loss) to average net
  assets                                                       3.02%          3.15%         2.88%           2.79%(2)
Portfolio turnover rate(4)                                       10%            13%           17%             36%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.
(6) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.84%, 1.59% and 1.59% for Classes A, B and C respectively.

 54                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS A


                                                                          YEARS ENDED:                 PERIOD ENDED:
                                                             ---------------------------------------    2/19/2002-
                                                             10/31/2005(5)   10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                     -------------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $11.22        $11.07       $11.28         $10.99
Income from Investment Operations:
Net investment income (loss)                                       0.43          0.45         0.41           0.26
Net realized and unrealized gain (loss) on investments            (0.09)         0.32         0.04           0.30
                                                                -------       -------      -------        -------
Total from investment operations                                   0.34          0.77         0.45           0.56
Less distributions:
  Dividends from net investment income                            (0.43)        (0.45)       (0.41)         (0.27)
  Distributions from capital gains                                 0.00         (0.17)       (0.25)          0.00
  Returns of capital                                               0.00          0.00         0.00           0.00
                                                                -------       -------      -------        -------
Total distributions                                               (0.43)        (0.62)       (0.66)         (0.27)
                                                                -------       -------      -------        -------
Net asset value, end of period                                   $11.13        $11.22       $11.07         $11.28
                                                                =======       =======      =======        =======
TOTAL RETURN(3)                                                   3.10%         7.10%        4.18%          5.17%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $46,163       $35,210      $21,457        $12,192
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.26%         1.30%        1.61%          1.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.00%(4)      1.08%        1.15%          1.15%(2)
Ratio of net investment income (loss) to average net assets       3.88%         4.04%        3.75%          3.31%(2)
Portfolio turnover rate(4)                                          22%           18%          35%            47%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.
(6) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.01%, 1.75% and 1.75% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     55

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS B


                                                                          YEARS ENDED:                 PERIOD ENDED:
                                                             ---------------------------------------     2/19/2002
                                                             10/31/2005(5)   10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                     -------------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.15         $11.00       $11.21        $10.97
Income from Investment Operations:
Net investment income (loss)                                      0.35           0.37         0.33          0.20
Net realized and unrealized gain (loss) on investments           (0.09)          0.32         0.04          0.25
                                                                ------         ------       ------        ------
Total from investment operations                                  0.26           0.69         0.37          0.45
Less distributions:
  Dividends from net investment income                           (0.35)         (0.37)       (0.33)        (0.21)
  Distributions from capital gains                                0.00          (0.17)       (0.25)         0.00
  Returns of capital                                              0.00           0.00         0.00          0.00
                                                                ------         ------       ------        ------
Total distributions                                              (0.35)         (0.54)       (0.58)        (0.21)
                                                                ------         ------       ------        ------
Net asset value, end of period                                  $11.06         $11.15       $11.00        $11.21
                                                                ======         ======       ======        ======
TOTAL RETURN(3)                                                  2.36%          6.39%        3.43%         4.18%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $6,889         $6,236       $6,598        $3,764
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.03%          2.01%        2.33%         2.33%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.75%(6)       1.78%        1.85%         1.85%(2)
Ratio of net investment income (loss) to average net assets      3.13%          3.32%        3.05%         2.54%(2)
Portfolio turnover rate(4)                                         22%            18%          35%           47%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.
(6) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.01%, 1.75% and 1.75% for Classes A, B and C respectively.

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS C


                                                                          YEARS ENDED:                 PERIOD ENDED:
                                                             ---------------------------------------    2/19/2002-
                                                             10/31/2005(5)   10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                     -------------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.18         $11.02       $11.23        $10.97
Income from Investment Operations:
Net investment income (loss)                                      0.35           0.37         0.33          0.20
Net realized and unrealized gain (loss) on investments           (0.09)          0.33         0.04          0.27
                                                                 -----         ------       ------        ------
Total from investment operations                                  0.26           0.70         0.37          0.47
Less distributions:
  Dividends from net investment income                           (0.35)         (0.37)       (0.33)        (0.21)
  Distributions from capital gains                                0.00          (0.17)       (0.25)         0.00
  Returns of capital                                              0.00           0.00         0.00          0.00
                                                                 -----         ------       ------        ------
Total distributions                                              (0.35)         (0.54)       (0.58)        (0.21)
                                                                 -----         ------       ------        ------
Net asset value, end of period                                  $11.09         $11.18       $11.02        $11.23
                                                                 =====         ======       ======        ======
TOTAL RETURN(3)                                                  2.35%          6.47%        3.42%         4.37%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $8,496         $8,357       $7,588        $3,121
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.99%          1.98%        2.21%         2.18%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.75%(6)       1.78%        1.85%         1.85%(2)
Ratio of net investment income (loss) to average net assets      3.13%          3.33%        3.06%         2.57%(2)
Portfolio turnover rate(4)                                         22%            18%          35%           47%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.
(6) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.01%, 1.75% and 1.75% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS A


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.42       $10.15       $10.00        $10.00
Income from Investment Operations:
Net investment income (loss)                                      0.36         0.37         0.34          0.00
Net realized and unrealized gain (loss) on investments           (0.08)        0.37         0.16          0.00
                                                               -------      -------       ------        ------
Total from investment operations                                  0.28         0.74         0.50          0.00
Less distributions:
  Dividends from net investment income                           (0.36)       (0.39)       (0.35)         0.00
  Distributions from capital gains                               (0.02)       (0.08)        0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                               -------      -------       ------        ------
Total distributions                                              (0.38)       (0.47)       (0.35)         0.00
                                                               -------      -------       ------        ------
Net asset value, end of period                                  $10.32       $10.42       $10.15        $10.00
                                                               =======      =======       ======        ======
TOTAL RETURN(2)                                                  2.66%        7.52%        5.03%(6)         0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $11,202      $10,541       $8,602        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.03%        1.04%        1.63%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.85%(5)     0.91%        0.95%(4)         --
Ratio of net investment income (loss) to average net assets      3.45%        3.66%        3.34%(4)         --
Portfolio turnover rate(3)                                         23%          24%          54%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.84%, 1.59% and 1.59% for Classes A, B and C respectively.
(6) Not annualized.

 58                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS B


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.42       $10.15       $10.00         $10.00
Income from investment operations:
Net investment income (loss)                                      0.28         0.30         0.27           0.00
Net realized and unrealized gain (loss) on investments           (0.08)        0.37         0.16           0.00
                                                                ------       ------       ------        -------
Total from investment operations                                  0.20         0.67         0.43           0.00
Less distributions:
  Dividends from net investment income                           (0.28)       (0.32)       (0.28)          0.00
  Distributions from capital gains                               (0.02)       (0.08)        0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                                ------       ------       ------        -------
Total distributions                                              (0.30)       (0.40)       (0.28)          0.00
                                                                ------       ------       ------        -------
Net asset value, end of period                                  $10.32       $10.42       $10.15         $10.00
                                                                ======       ======       ======        =======
TOTAL RETURN(2)                                                  1.90%        6.76%        4.30%(6)          0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,794       $1,568       $1,051         $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.80%        1.74%        2.38%(4)          --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.60%(5)     1.61%        1.65%(4)          --
Ratio of net investment income (loss) to average net assets      2.70%        2.96%        2.64%(4)          --
Portfolio turnover rate(3)                                         23%          24%          54%             --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.84%, 1.59% and 1.59% for Classes A, B and C respectively.
(6) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     59

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS C


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.42       $10.15       $10.00         $10.00
Income from investment operations:
Net investment income (loss)                                      0.28         0.30         0.27           0.00
Net realized and unrealized gain (loss) on investments           (0.08)        0.37         0.16           0.00
                                                                ------       ------       ------        -------
Total from investment operations                                  0.20         0.67         0.43           0.00
Less distributions:
  Dividends from net investment income                           (0.28)       (0.32)       (0.28)          0.00
  Distributions from capital gains                               (0.02)       (0.08)        0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                                ------       ------       ------        -------
Total distributions                                              (0.30)       (0.40)       (0.28)          0.00
                                                                ------       ------       ------        -------
Net asset value, end of period                                  $10.32       $10.42       $10.15         $10.00
                                                                ======       ======       ======        =======
TOTAL RETURN(2)                                                  1.90%        6.76%        4.30%(6)          0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $2,677       $1,973       $1,393         $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.79%        1.75%        2.26%(4)          --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.60%(5)     1.62%        1.65%(4)          --
Ratio of net investment income (loss) to average net assets      2.70%        2.95%        2.67%(4)          --
Portfolio turnover rate(3)                                         23%          24%          54%             --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.84%, 1.59% and 1.59% for Classes A, B and C respectively.
(6) Not annualized.

 60                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")
          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures. We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

THE HARTFORD MUTUAL FUNDS                                                     61

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:
APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

 62                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

THE HARTFORD MUTUAL FUNDS                                                     63

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

NAME                                           CLASS SHARES    FUND CODE    CUSIP NUMBER    SYMBOL
----                                           ------------    ---------    ------------    ------
   The Hartford Tax-Free California Fund            A            1650        416648103      HTFAX
   The Hartford Tax-Free California Fund            B            1651        416648202      HTFBX
   The Hartford Tax-Free California Fund            C            1652        416648301      HTFCX
   The Hartford Tax-Free Minnesota Fund             A            1626        416529618      HTMAX
   The Hartford Tax-Free Minnesota Fund             B            1627        416529592      HTMBX
   The Hartford Tax-Free Minnesota Fund             C            1628        416529584      HTMCX
   The Hartford Tax-Free National Fund              A            1630        416529519      HTNAX
   The Hartford Tax-Free National Fund              B            1631        416529493      HTNBX
   The Hartford Tax-Free National Fund              C            1632        416529485      HTNCX
   The Hartford Tax-Free New York Fund              A            1654        416648509      HTYAX
   The Hartford Tax-Free New York Fund              B            1655        416648608      HTYBX
   The Hartford Tax-Free New York Fund              C            1656        416648707      HTYCX

 64                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/ semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                            CLASS A, CLASS B AND CLASS C SHARES

                                         PROSPECTUS
                                         MARCH 1, 2006
                            (AS SUPPLEMENTED MARCH 15, 2006)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND         THE HARTFORD GLOBAL/INTERNATIONAL FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE      THE HARTFORD GLOBAL COMMUNICATIONS FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION      THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.               THE HARTFORD GLOBAL HEALTH FUND
                                                     THE HARTFORD GLOBAL LEADERS FUND
                                                     THE HARTFORD GLOBAL TECHNOLOGY FUND
                                                     THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
                                                     THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                                                     THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

                            THE HARTFORD MUTUAL FUNDS
                            P.O. BOX 64387
                            ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Global Communications Fund                                3
goals, principal strategies,              The Hartford Global Financial Services Fund                            8
main risks, performance                   The Hartford Global Health Fund                                       13
and expenses                              The Hartford Global Leaders Fund                                      18
                                          The Hartford Global Technology Fund                                   22
                                          The Hartford International Capital Appreciation Fund                  27
                                          The Hartford International Opportunities Fund                         31
                                          The Hartford International Small Company Fund                         35

Description of other                      Investment strategies and investment matters                          39
investment strategies and                 Terms used in this prospectus                                         42
investment risks

Investment manager and                    Management of the funds                                               44
management fee information
Information on your                       About your account                                                    50
account                                   Choosing a share class                                                50
                                          How sales charges are calculated                                      52
                                          Sales charge reductions and waivers                                   53
                                          Opening an account                                                    57
                                          Buying shares                                                         59
                                          Selling shares                                                        61
                                          Transaction policies                                                  65
                                          Dividends and account policies                                        69
                                          Additional investor services                                          70

Further information on                    Financial highlights                                                  72
the funds                                 Privacy policy                                                        96
                                          Fund code, CUSIP number and symbol                                    99
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each fund is a diversified fund except for the funds listed below. The following funds are non-diversified:

  -  Global Communications Fund

  -  Global Financial Services Fund

  -  Global Health Fund

  -  Global Technology Fund

Each fund is a series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; provide traditional local and long-distance telephone service and equipment; provide cellular, paging and local and wide area product networks or equipment; or provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

  - the current market price of its stock is at the low end of its historical relative valuation range, or

  - a positive change in operating results is anticipated but not yet reflected in the price of its stock, or

  -  unrecognized or undervalued assets, and

  - management that demonstrates that it can convert the above factors into shareholder value.

The fund will consider selling a security when:

  -  its target price is achieved,

  - expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects, or

  - equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the communications sector, including telecommunication services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic

THE HARTFORD MUTUAL FUNDS                                                      3

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, issuers in this industry may often have close affiliations (e.g., tracking stocks, joint ventures, crossholdings). Therefore, single issuer limits may not insulate against specific company risk.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  45
  30
  15
                                        54.81%      23.43%      14.46%
   0
 -15
                -36.53%     -30.99%
 -30
 -45

                 2001        2002        2003        2004        2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 29.46% (4th quarter, 2002) and the lowest quarterly return was -22.78% (2nd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      5

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 10/31/00)
   Class A Return Before Taxes                       8.14%   -1.98%         -6.43%
   Class A Return After Taxes on Distributions       7.66%   -2.12%         -6.58%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               5.31%   -1.75%         -5.43%
   Class B Return Before Taxes                       8.82%   -1.91%         -6.22%
   Class C Return Before Taxes                      12.79%   -1.55%         -6.07%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                                4.91%    0.55%         -0.96%
   MSCI AC (All Country) World Telecommunication
   Services Index (reflects no deduction for fees,
   expenses or taxes)                               -4.93%   -4.52%         -7.54%

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI AC (All Country) World Telecommunication Services Index is a free float-adjusted market capitalization index which measures the performance of companies within the telecommunications sector across both developed and emerging market countries. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(3)   1.00%      1.00%
   Other expenses(4)                            0.76%      1.22%      0.94%
   Total annual operating expenses(2)(4)(5)     2.01%(3)   3.22%      2.94%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.56%, 2.77% and 2.49%, respectively. This management fee waiver may be discontinued at any time.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  743     $  825     $  397
   Year 3                                      $1,146     $1,292     $  910
   Year 5                                      $1,573     $1,883     $1,548
   Year 10                                     $2,759     $3,238     $3,261

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  743     $  325     $  297
   Year 3                                      $1,146     $  992     $  910
   Year 5                                      $1,573     $1,683     $1,548
   Year 10                                     $2,759     $3,238     $3,261

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

  -  management focuses on rewarding shareholders,

  -  market expectations of future earnings are too low,

  - market value does not reflect the fact that earnings are understated due to conservative accounting,

  - market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist,

  - it is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality, or

  - its strength in a distinct product or geographic area makes it attractive to potential acquirers.

The fund will consider selling a security when:

  -  its issuer's management no longer appears to promote shareholder value,

  -  market expectations of future earnings are too high,

  - it can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality,

  -  market value exceeds the true value of the issuer's component businesses,

  - market value does not reflect the fact that earnings are overstated due to aggressive accounting,

  - market value does not reflect the risk of potential problems in an important business component, or

  - equity securities of other comparable issuers in an industry are available at more attractive prices.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                      9

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 40%
  30
  20
  10
                                        29.93%      11.39%       9.56%
   0
 -10
                -6.50%      -19.37%
 -20
                 2001        2002        2003        2004        2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 17.12% (2nd quarter, 2003) and the lowest quarterly return was -20.61% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 10                                                    THE HARTFORD MUTUAL FUNDS

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                          LIFE OF FUND
                                                    1 YEAR    5 YEARS   (SINCE 10/31/00)
   Class A Return Before Taxes                       3.52%     2.47%          3.59%
   Class A Return After Taxes on Distributions       3.21%     2.26%          3.39%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               2.30%     2.00%          2.97%
   Class B Return Before Taxes                       3.80%     2.55%          3.83%
   Class C Return Before Taxes                       7.71%     2.89%          3.98%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                                4.91%     0.55%         -0.96%
   MSCI Finance ex Real Estate Index (reflects no
   deduction for fees, expenses or taxes)           11.28%     4.72%          5.27%

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     11

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(3)   1.00%      1.00%
   Other expenses(4)                            0.63%      0.91%      0.77%
   Total annual operating expenses(2)(4)(5)     1.88%(3)   2.91%      2.77%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective, September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund, are 1.43%, 2.46% and 2.32%, respectively. This management fee waiver may be discontinued at any time.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  730     $  794     $  380
   Year 3                                      $1,108     $1,201     $  859
   Year 5                                      $1,510     $1,733     $1,464
   Year 10                                     $2,630     $2,985     $3,099

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  730     $  294     $  280
   Year 3                                      $1,108     $  901     $  859
   Year 5                                      $1,510     $1,533     $1,464
   Year 10                                     $2,630     $2,985     $3,099

 12                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

  -  the company's business franchise is temporarily mispriced,

  -  the market under-values the new product pipelines,

  - the company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad), or

  -  the company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

  -  target prices are achieved,

  -  fundamental expectations are not met, or

  -  a company's prospects become less appealing.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history.

THE HARTFORD MUTUAL FUNDS                                                     13

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 40%
  30
  20
  10
                 1.47%                  31.12%      11.85%      11.88%
   0
 -10
                            -17.62%
 -20

                 2001        2002        2003        2004        2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 22.15% (2nd quarter, 2003) and the lowest quarterly return was -14.88% (2nd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     15

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                          LIFE OF FUND
                                                    1 YEAR    5 YEARS   (SINCE 05/01/00)
   Class A Return Before Taxes                       5.75%     5.32%         12.15%
   Class A Return After Taxes on Distributions       4.21%     4.56%         11.13%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               4.34%     4.25%         10.14%
   Class B Return Before Taxes                       6.06%     5.42%         12.34%
   Class C Return Before Taxes                       9.98%     5.74%         12.44%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                                4.91%     0.55%         -1.06%(1)
   Goldman Sachs Health Care Index (reflects no
   deduction for fees, expenses or taxes)           12.11%     0.39%          5.03%(1)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2005.

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.46%      0.52%      0.36%
   Total annual operating expenses(3)(4)        1.71%(2)   2.52%      2.36%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  714     $  755     $  339
   Year 3                                      $1,059     $1,085     $  736
   Year 5                                      $1,427     $1,540     $1,260
   Year 10                                     $2,458     $2,654     $2,696

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  714     $  255     $  239
   Year 3                                      $1,059     $  785     $  736
   Year 5                                      $1,427     $1,340     $1,260
   Year 10                                     $2,458     $2,654     $2,696

THE HARTFORD MUTUAL FUNDS                                                     17

THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Global Leaders Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $236 million to $370 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and may exhibit a relatively high degree of tracking risk.

For its most recent fiscal year, the fund's annual portfolio turnover rate was 270%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities.

The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
               47.68%                              34.86%   18.32%   1.73%
   0
 -10
                        -7.26%  -17.33%  -20.50%
 -20
 -30

                1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 31.85% (4th quarter, 1999) and the lowest quarterly return was -20.06% (3rd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     19

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 09/30/98)
   Class A Return Before Taxes                      -3.84%    0.16%         8.43%
   Class A Return After Taxes on Distributions      -4.06%    0.11%         8.12%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -2.31%    0.12%         7.20%
   Class B Return Before Taxes                      -4.04%    0.15%         8.48%
   Class C Return Before Taxes                       0.01%    0.62%         8.55%
   Morgan Stanley Capital International World
   Index (reflects no deduction for fees, expenses
   or taxes)                                        10.02%    2.64%         5.81%
   Morgan Stanley Capital International World
   Growth Index (reflects no deduction for fees,
   expenses or taxes)                                9.74%    0.39%         3.20%

INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

The fund has changed its benchmark from the Morgan Stanley Capital International World Index to the Morgan Stanley Capital International World Growth Index because the fund's investment manager believes that the Morgan Stanley Capital International World Growth Index is better suited to the investment strategy of the fund.

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.82%      0.82%      0.82%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.51%      0.69%      0.43%
   Total annual operating expenses(3) (4)       1.58%(2)   2.51%      2.25%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, and extraordinary expenses, to 1.48%, 2.35% and 2.35%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  702     $  754     $  328
   Year 3                                      $1,021     $1,082     $  703
   Year 5                                      $1,363     $1,535     $1,205
   Year 10                                     $2,325     $2,614     $2,585

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  702     $  254     $  228
   Year 3                                      $1,021     $  782     $  703
   Year 5                                      $1,363     $1,335     $1,205
   Year 10                                     $2,325     $2,614     $2,585

THE HARTFORD MUTUAL FUNDS                                                     21

THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

  -  a positive change in operating results is anticipated,

  -  unrecognized or undervalued capabilities are present, or

  - the quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

  -  target prices are achieved,

  - earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook, or

  -  more attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger

 22                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     23

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 75%
  60
  45
  30
  15
                                        60.13%       0.21%      10.56%
   0
 -15
                -22.63%     -38.45%
 -30
 -45

                 2001        2002        2003        2004        2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 40.52% (4th quarter, 2001) and the lowest quarterly return was -38.41% (3rd quarter, 2001).
--------------------------------------------------------------------------------

 24                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                    LIFE OF FUND
                                               1 YEAR   5 YEARS   (SINCE 05/01/00)
   Class A Return Before Taxes                  4.50%   (4.41%)      (11.47%)
   Class A Return After Taxes on
   Distributions                                4.48%   -4.40%        -11.55%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares        2.91%   -3.69%         -9.31%
   Class B Return Before Taxes                  4.87%   -4.42%        -11.40%
   Class C Return Before Taxes                  8.87%   -4.03%        -11.25%
   S&P 500 Index (reflects no deduction for
   fees, expenses or taxes)                     4.91%    0.55%         -1.06%(1)
   Goldman Sachs Technology Composite Index
   (reflects no deduction for fees, expenses
   or taxes)                                    2.04%   -7.13%        -14.68%(1)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2005.

THE HARTFORD MUTUAL FUNDS                                                     25

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.97%      1.05%      0.75%
   Total annual operating expenses(3)(4)        2.22%(2)   3.05%      2.75%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  763     $  808     $  378
   Year 3                                      $1,206     $1,242     $  853
   Year 5                                      $1,674     $1,801     $1,454
   Year 10                                     $2,964     $3,167     $3,080

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  763     $  308     $  278
   Year 3                                      $1,206     $  942     $  853
   Year 5                                      $1,674     $1,601     $1,454
   Year 10                                     $2,964     $3,167     $3,080

 26                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Capital Appreciation Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $236 million to $222 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and may exhibit a relatively high degree of tracking risk.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will influence performance significantly. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     27

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401 k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  45
  30
  15
                                 49.00%         23.31%         5.63%
   0
 -15
                 -18.76%
 -30
 -45

                   2002           2003           2004           2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 25.04% (2nd quarter, 2003) and the lowest quarterly return was -21.90% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 28                                                    THE HARTFORD MUTUAL FUNDS

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                LIFE OF FUND
                                                    1 YEAR    (SINCE 04/30/01)
   Class A Return Before Taxes                       -0.16%        5.16%
   Class A Return After Taxes on Distributions       -0.55%        5.04%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                                0.01%        4.39%
   Class B Return Before Taxes                       -0.21%        5.32%
   Class C Return Before Taxes                        3.79%        5.68%
   MSCI EAFE Index (reflects no deduction for
   fees, expenses or taxes)                          14.02%        7.10%
   MSCI EAFE Growth Index (reflects no deduction
   for fees, expenses or taxes)                      13.63%        4.93%

INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index ("MSCI EAFE Growth Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the growth securities within the MSCI EAFE Index. You cannot invest directly in an index.

The fund has changed its benchmark from the MSCI EAFE Index to the MSCI EAFE Growth Index because the fund's investment manager believes that the MSCI EAFE Growth Index is better suited to the investment strategy of the fund.

THE HARTFORD MUTUAL FUNDS                                                     29

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.52%      0.66%      0.49%
   Total annual operating expenses(3)(4)       1.77%(2)    2.66%      2.49%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  720     $  769     $  352
   Year 3                                      $1,077     $1,126     $  776
   Year 5                                      $1,457     $1,610     $1,326
   Year 10                                     $2,519     $2,774     $2,826

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  720     $  269     $  152
   Year 3                                      $1,077     $  826     $  776
   Year 5                                      $1,457     $1,410     $1,326
   Year 10                                     $2,519     $2,774     $2,826

 30                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management uses a three-pronged investment strategy:

  - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

  - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

  - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any market capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the MSCI AC World ex US Index. As of December 31, 2005, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $24 million and $222 billion.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     31

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities.

The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 40%
  30
  20
  10
               0.84%    12.53%   39.13%                              31.47%   17.27%   13.72%
   0
 -10
                                         -15.52%  -18.74%  -20.20%
 -20
 -30

                1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 22.28% (4th quarter, 1999) and the lowest quarterly return was -22.43% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 32                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                       7.46%    1.45%         4.75%
   Class A Return After Taxes on Distributions       7.34%    1.41%         4.21%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               4.85%    1.22%         3.83%
   Class B Return Before Taxes                       7.91%    1.47%         4.61%
   Class C Return Before Taxes(1)                   11.81%    1.81%         4.59%
   MSCI AC World ex US Index (reflects no
   deduction for fees, expenses or taxes)           17.11%    6.66%      6.91%(2)

INDEX: The Morgan Stanley Capital International All Country World ex US Index ("MSCI AC World ex US Index") is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2005.

THE HARTFORD MUTUAL FUNDS                                                     33

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.62%      0.83%      0.57%
   Total annual operating expenses(3)(4)        1.72%(2)   2.68%      2.42%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.57%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  715     $  771     $  345
   Year 3                                      $1,062     $1,132     $  755
   Year 5                                      $1,432     $1,620     $1,291
   Year 10                                     $2,469     $2,776     $2,756

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  715     $  271     $  245
   Year 3                                      $1,062     $  832     $  755
   Year 5                                      $1,432     $1,420     $1,291
   Year 10                                     $2,469     $2,776     $2,756

 34                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index. As of December 31, 2005, the range of market capitalizations of companies in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $13.9 million and $18 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

  -  a well-articulated business plan,

  -  experienced management,

  -  a sustainable competitive advantage, and

  -  strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in

THE HARTFORD MUTUAL FUNDS                                                     35

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  50
  40
  30
  20
  10
                                 54.66%         16.21%         18.00%
   0
 -10
                  -4.38%
 -20

                   2002           2003           2004           2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 23.04% (2nd quarter, 2003) and the lowest quarterly return was -17.59% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 36                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 04/30/01)
   Class A Return Before Taxes                      11.49%        12.97%
   Class A Return After Taxes on Distributions       7.60%        10.67%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               8.18%         9.95%
   Class B Return Before Taxes                      12.15%        13.42%
   Class C Return Before Taxes                      16.12%        13.49%
   S&P/Citigroup Extended Market Euro-Pacific
   Index (reflects no deduction for fees, expenses
   or taxes)                                        22.08%        15.27%

INDEX: The S&P/Citigroup Extended Market Euro-Pacific Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     37

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.57%      0.78%      0.46%
   Total annual operating expenses(3)(4)        1.82%(2)   2.78%      2.46%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  725     $  781     $  349
   Year 3                                      $1,091     $1,162     $  767
   Year 5                                      $1,481     $1,669     $1,311
   Year 10                                     $2,570     $2,875     $2,796

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  725     $  281     $  249
   Year 3                                      $1,091     $  862     $  767
   Year 5                                      $1,481     $1,469     $1,311
   Year 10                                     $2,570     $2,875     $2,796

 38                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). Each fund may invest in equity securities as part of its principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

THE HARTFORD MUTUAL FUNDS                                                     39

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

FOREIGN INVESTMENTS


Each fund may invest in securities of foreign issuers and non-dollar securities and loans as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Global Communications Fund, International Capital Appreciation Fund, International Opportunities Fund and International Small Company Fund may invest in emerging markets as part of their principal investment strategy. Each other fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but

 40                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund and International Small Company Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Global Leaders Fund, International Capital Appreciation Fund and International Opportunities Fund may invest in securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks

THE HARTFORD MUTUAL FUNDS                                                     41

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

  designed to track the performance of specific indexes.
- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


The following funds may have a relatively high portfolio turnover:

- Global Leaders Fund

- Global Technology Fund

- International Capital Appreciation Fund

- International Opportunities Fund

- International Small Company Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

 42                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT POLICIES


Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund and International Small Company Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met due to changes in value or capitalization of portfolio assets, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month each fund's largest ten holdings. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

THE HARTFORD MUTUAL FUNDS                                                     43

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $323 billion in assets as of December 31, 2005. At the same time, HIFSCO had over $29 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

LITIGATION AND REGULATORY ACTIONS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies.

While no enforcement actions have been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is

 44                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and certain of the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISER


Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to each fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2005, Wellington Management had investment management authority over approximately $521 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

GLOBAL COMMUNICATIONS FUND (1), GLOBAL FINANCIAL SERVICES FUND (1), GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       1.00%
Next $500 million                        0.95%
Amount Over $1 billion                   0.90%

(1) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive 0.45% of the management fees. This management fee waiver may be discontinued at any time.

INTERNATIONAL CAPITAL APPRECIATION FUND AND INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       1.00%
Next $500 million                        0.90%
Amount Over $1 billion                   0.85%

GLOBAL LEADERS FUND AND INTERNATIONAL OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       0.85%
Next $500 million                        0.75%
Amount Over $1 billion                   0.70%

For each fund's fiscal year ended October 31, 2005, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                      10/31/2005
---------                                      ----------
The Hartford Global Communications Fund          1.00%

THE HARTFORD MUTUAL FUNDS                                                     45

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

FUND NAME                                      10/31/2005
---------                                      ----------
The Hartford Global Financial Services Fund      1.00%
The Hartford Global Health Fund                  1.00%
The Hartford Global Leaders Fund                 0.82%
The Hartford Global Technology Fund              1.00%
The Hartford International Capital
  Appreciation Fund                              1.00%
The Hartford International Opportunities Fund    0.85%
The Hartford International Small Company Fund    1.00%

A discussion regarding the basis for the board of directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

GLOBAL COMMUNICATIONS FUND This fund has been managed by a team of global industry analysts that specialize in the communications industry since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the communications industry are made collectively by the team.

Archana Basi, Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 2001. Ms. Basi has been involved in portfolio management and securities analysis for the fund since 2002 focused primarily on the global telecommunications services and long distance carrier sectors. Prior to joining Wellington Management, Ms. Basi was an investment professional at T. Rowe Price (1998-2001).

David Nincic, Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1999. Mr. Nincic has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the wireless telecommunications sector.

GLOBAL FINANCIAL SERVICES FUND This fund has been managed by a team of global industry analysts that specialize in the financial services industry since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the financial services industry are made collectively by the team.

Mark T. Lynch, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1994. Mr. Lynch has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the banking sector.

Theodore E. Shasta, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1996. Mr. Shasta has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the insurance sector.

Jennifer L. Nettesheim, Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 2002. Ms. Nettesheim has been involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the capital markets sector. Prior to joining Wellington Management, Ms. Nettesheim was an investment professional at Fidelity Investments (1997-2002).

Andrew R. Heiskell, Vice President and Global Industry Analyst of Wellington Management,

 46                                                    THE HARTFORD MUTUAL FUNDS
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                                                         MANAGEMENT OF THE FUNDS
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joined the firm as an investment professional in 2002. Mr. Heiskell has been involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the consumer and mortgage finance sectors. Prior to joining Wellington Management, Mr. Heiskell was an investment professional at Merrill Lynch (1995-1999) and in graduate school at the University of Chicago Graduate School of Business (2001).

GLOBAL HEALTH FUND This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the healthcare industry are made collectively by the team.

Joseph H. Schwartz, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1983. Mr. Schwartz has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the medical technology sector.

Jean M. Hynes, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm in 1991 and has been an investment professional since 1993. Ms. Hynes has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the pharmaceutical and biotechnology sectors.

Ann C. Gallo, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1998. Ms. Gallo has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the healthcare services sector.

Kirk J. Mayer, Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1998. Mr. Mayer has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the imaging, genomics and biotechnology sectors.

Robert L. Deresiewicz, Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 2000. Mr. Deresiewicz has been involved in portfolio management and securities analysis for the fund since 2004 focused primarily on the biotechnology sector.

GLOBAL LEADERS FUND Andrew S. Offit, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since its inception in 1998. Mr. Offit joined Wellington Management as an investment professional in 1997.

Jean-Marc Berteaux, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Berteaux has been involved in portfolio management and securities analysis for the fund since 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998-2001).

Matthew D. Hudson, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as investment professional in 2005. Mr. Hudson has been involved in portfolio management and securities analysis for the fund since March 2006. Prior to joining the firm, Mr. Hudson was a portfolio manager and analyst at American Century Investment Management (2000-2005).

GLOBAL TECHNOLOGY FUND This fund has been managed by a team of global industry analysts that specialize in the technology sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the technology industry are made collectively by the team.

THE HARTFORD MUTUAL FUNDS                                                     47
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MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Scott E. Simpson, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1995. Mr. Simpson has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the software and internet sectors.

John F. Averill, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1994. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the communications equipment and components sectors.

Eric C. Stromquist, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1989. Mr. Stromquist has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the semiconductor and computer hardware sectors.

Bruce L. Glazer, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1997. Mr. Glazer has been involved in portfolio management and securities analysis for the fund since its inception (2000) focused primarily on the business information technology and computer services sectors.

Anita M. Killian, Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 2000. Ms. Killian has been involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the communications equipment and components sectors.

Vikram Murthy, Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Murthy has been involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the integration and software analyst sectors. Prior to joining Wellington Management, Mr. Murthy was a business strategy manager in the Attractions division of the Walt Disney Company (1996-1999).

INTERNATIONAL CAPITAL APPRECIATION FUND Andrew S. Offit, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since its inception in 2001. Mr. Offit joined Wellington Management as an investment professional in 1997.

Jean-Marc Berteaux, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Berteaux has been involved in portfolio management and securities analysis for the fund since 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998-2001).

Matthew D. Hudson, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as investment professional in 2005. Mr. Hudson has been involved in portfolio management and securities analysis for the fund since March 2006. Prior to joining the firm, Mr. Hudson was a portfolio manager and analyst at American Century Investment Management (2000-2005).

INTERNATIONAL OPPORTUNITIES FUND Trond Skramstad, Senior Vice President and Co-Director of International Equity Management of Wellington Management, has served as portfolio manager of the fund since its inception in 1996. Mr. Skramstad joined Wellington Management as an investment professional in 1993.

Nicolas M. Choumenkovitch, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1995. Mr. Choumenkovitch has been involved in portfolio management and securities analysis for the fund since 2000 and for the firm for the past five years.

 48                                                    THE HARTFORD MUTUAL FUNDS
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                                                         MANAGEMENT OF THE FUNDS
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INTERNATIONAL SMALL COMPANY FUND  Simon H. Thomas, Director and Equity Portfolio
Manager of Wellington Management International Ltd (an affiliate of Wellington Management), has served as the portfolio manager of the fund since January 2006. Mr. Thomas joined the firm as an investment professional in 2002 and has been involved in portfolio management and securities analysis for the firm for the past four years. Prior to joining the firm, Mr. Thomas attended graduate school at the University of Chicago Business School (2000-2002) and was a Manager at Arthur Andersen (1992-2000).

Nikunj Hindocha, Associate Director and Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management), joined the firm as an investment professional in 2003. Mr. Hindocha has been involved in portfolio management and securities analysis for the fund since January 2006, and for the firm for the past three years. Prior to joining the firm, Mr. Hindocha was an Analyst on the European Small Cap Investment team at Baring Asset Management (1998-2003).

Daniel Maguire, Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management), joined the firm as an investment professional in 2004. Mr. Maguire has been involved in portfolio management and securities analysis for the fund since January 2006, and for the firm for the past two years. Prior to joining the firm, Mr. Maguire was an Equity Analyst at Insight Investment Management in the UK (2003-2004) and at HSBC Investment Bank (2000-2003).

THE HARTFORD MUTUAL FUNDS                                                     49
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ABOUT YOUR ACCOUNT
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CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. The funds also offer Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS

Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the board of directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS

The Company, on behalf of its funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund.

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                                                              ABOUT YOUR ACCOUNT
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CLASS A PLAN  Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing

THE HARTFORD MUTUAL FUNDS                                                     51
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ABOUT YOUR ACCOUNT
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and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not interested persons of the funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                   DEALER
                      AS A % OF     AS A %     COMMISSION AS
                      OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT         PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000       5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999    4.50%       4.71%          4.00%
$100,000 -- $249,999    3.50%       3.63%          3.00%
$250,000 -- $499,999    2.50%       2.56%          2.00%
$500,000 -- $999,999    2.00%       2.04%          1.75%
$1 million or more(1)      0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of

 52                                                    THE HARTFORD MUTUAL FUNDS
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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 5.50% maximum sales charge at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of The Hartford Mutual Funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before

THE HARTFORD MUTUAL FUNDS                                                     53
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ABOUT YOUR ACCOUNT
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  August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

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--------------------------------------------------------------------------------

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent. The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and

THE HARTFORD MUTUAL FUNDS                                                     55

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $550,000 per Financial Intermediary for the calendar year ended December 31, 2005.

As of January 1, 2006, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., AIG Financial Advisors, AmeriMutual Funds Distributor, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp.,

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Gold Trust Company, Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, J.P. Morgan Retirement Plan Services, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holdings, Inc., NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James Financial Services and Associates, Robert W. Baird, Royal Alliance Associates, Inc., Securities America, Inc., Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., T.Rowe Price Investment Services, Inc., UBS Financial Services Inc., US Bancorp Investments Inc., Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. In 2005 (ending December 31, 2005) HIFSCO provided additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). HIFSCO paid Edward Jones approximately $70 million additional profit-sharing based compensation to terminate the arrangement effective December 31, 2005. In addition, HIFSCO paid Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $23.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $36.9 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you

THE HARTFORD MUTUAL FUNDS                                                     57

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

open an account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          MINNEAPOLIS, MN 55480-9140                                   PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 58                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  (INTERNET     - Visit www.hartfordinvestor.com.
  GRAPHIC)      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - To purchase shares directly from your bank account, you
                  must first add your banking information online, by
                  selecting the Add Bank Instructions function.
                - Once bank instructions have been established, select
                  "Purchase Shares" from the "Work with Fund" menu, next to
                  the fund you want to purchase into.
                - Follow the instructions on the Purchase Shares Request
                  pages to complete and submit the request.
                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 ON THE PHONE
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  (PHONE          ACCOUNT
  GRAPHIC)      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - To place your order with a representative, call the
                  transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                  EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                  exchange.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

THE HARTFORD MUTUAL FUNDS                                                     59

IN WRITING:
WITH CHECK
                - Make out a check for the investment amount, payable to
  (CHECK          "The Hartford Mutual Funds."
  GRAPHIC)      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140
 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  (ARROW          share class, account number, the name(s) in which the
  GRAPHIC)        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 BY WIRE
                - Instruct your bank to wire the amount of your investment
  (WIRE           to:
  GRAPHIC)          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
                  Specify the fund name, share class, your account number
                  and the name(s) in which the account is registered. Your
                  bank may charge a fee to wire funds.

                                 PHONE NUMBER:
                           1-888-THE-STAG (843-7824)
                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 60                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Selling Shares in Writing").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BUILDING       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $500 or more will be wired on the
                  next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $500 may be sent by EFT or by check.
                  Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee
                  for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

THE HARTFORD MUTUAL FUNDS                                                     61

ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [INTERNET     - Visit www.hartfordinvestor.com
  GRAPHIC]      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                Note: Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e.,
                      SEP, SIMPLE and 403(b) plans), you will not be allowed
                      to enter a redemption request for these types of
                      accounts online.
                TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                  MAILED TO YOUR ADDRESS OF RECORD
                - Select "Redeem Shares" from the "Work with Fund" menu,
                  next to the fund you want to redeem from.
                - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.
                TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services" under Transaction Policies.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 62                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction from the trustee(s).
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Medallion signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Medallion signature guarantee.
                - New application or W-9 form.
                - Tax waiver if required by state.

THE HARTFORD MUTUAL FUNDS                                                     63

EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Medallion signature guarantee (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                        ADDRESS:                                                 PHONE NUMBER:
               THE HARTFORD MUTUAL FUNDS                                   1-888-THE-STAG (843-7824)
                     P.O. BOX 64387                             OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                ST. PAUL, MN 55164-0387                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In particular, funds that invest in securities that are thinly traded may include International Small Company Fund. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

THE HARTFORD MUTUAL FUNDS                                                     65

TRANSACTION POLICIES
--------------------------------------------------------------------------------

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemptions are not permitted on accounts whose addresses have changed within the past 30 days. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain of The Hartford Mutual Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, funds that invest in securities that are thinly traded may include International Small Company Fund. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request is received within the 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this

THE HARTFORD MUTUAL FUNDS                                                     67
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TRANSACTION POLICIES
--------------------------------------------------------------------------------

context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of a fund in your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 68                                                    THE HARTFORD MUTUAL FUNDS
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                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult

THE HARTFORD MUTUAL FUNDS                                                     69
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TRANSACTION POLICIES
--------------------------------------------------------------------------------

your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund. Deliver your first investment check ($50 minimum per fund) made payable to "The Hartford Mutual Funds" and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2005, October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before October 31, 2001 has been audited by the funds' former independent registered public accounting firm.

THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS A


                                                                            YEARS ENDED:
                                                --------------------------------------------------------------------
                                                10/31/2005   10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                        ----------   -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $5.48         $4.67          $3.24          $4.57        $10.00
Income from investment operations:
Net investment income (loss)                        0.09          0.06          (0.01)          0.00(5)      (0.02)
Net realized and unrealized gain (loss) on
  investments                                       1.60          0.75           1.44          (1.33)        (5.41)
                                                 -------        ------         ------        -------       -------
Total from investment operations                    1.69          0.81           1.43          (1.33)        (5.43)
Less distributions:
  Dividends from net investment income             (0.05)         0.00           0.00           0.00          0.00
  Distributions from capital gains                  0.00          0.00           0.00           0.00          0.00
  Returns of capital                                0.00          0.00           0.00           0.00          0.00
                                                 -------        ------         ------        -------       -------
Total distributions                                (0.05)         0.00           0.00           0.00          0.00
                                                 -------        ------         ------        -------       -------
Net asset value, end of period                     $7.12         $5.48          $4.67          $3.24         $4.57
                                                 =======        ======         ======        =======       =======
TOTAL RETURN(1)                                   31.01%        17.34%         44.14%        (29.10%)      (54.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $15,986        $8,929         $6,419         $3,506        $4,050
Ratio of expenses to average net assets before
  waivers and reimbursements                       2.01%         1.93%          1.95%          2.03%         1.73%
Ratio of expenses to average net assets after
  waivers and reimbursements                       1.51%(4)      1.65%(4)       1.65%          1.65%         1.66%
Ratio of net investment income (loss) to
  average net assets                               1.75%         1.08%         (0.08%)        (0.10%)       (0.42%)
Portfolio turnover rate(2)                           45%           85%           100%            84%           84%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.49%, 2.24% and 2.23% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C respectively.
(5) Net Investment Income (Loss) is less than a penny a share.

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS B


                                                                            YEARS ENDED:
                                                --------------------------------------------------------------------
                                                10/31/2005   10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                        ----------   -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $5.34         $4.58          $3.19          $4.54        $10.00
Income from investment operations:
Net investment income (loss)                        0.05          0.02          (0.03)         (0.04)        (0.05)
Net realized and unrealized gain (loss) on
  investments                                       1.55          0.74           1.42          (1.31)        (5.41)
                                                  ------        ------         ------        -------       -------
Total from investment operations                    1.60          0.76           1.39          (1.35)        (5.46)
Less distributions:
  Dividends from net investment income             (0.02)         0.00           0.00           0.00          0.00
  Distributions from capital gains                  0.00          0.00           0.00           0.00          0.00
  Returns of capital                                0.00          0.00           0.00           0.00          0.00
                                                  ------        ------         ------        -------       -------
Total distributions                                (0.02)         0.00           0.00           0.00          0.00
                                                  ------        ------         ------        -------       -------
Net asset value, end of period                     $6.92         $5.34          $4.58          $3.19         $4.54
                                                  ======        ======         ======        =======       =======
TOTAL RETURN(1)                                   29.92%        16.59%         43.57%        (29.74%)      (54.60%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $2,815        $1,482         $1,555           $846          $832
Ratio of expenses to average net assets before
  waivers and reimbursements                       3.22%         3.32%          2.68%          2.70%         2.46%
Ratio of expenses to average net assets after
  waivers and reimbursements                       2.26%(4)      2.35%(4)       2.35%          2.35%         2.36%
Ratio of net investment income (loss) to
  average net assets                               1.02%         0.37%         (0.79%)        (0.80%)       (1.12%)
Portfolio turnover rate(2)                           45%           85%           100%            84%           84%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.49%, 2.24% and 2.23% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     73
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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS C


                                                                            YEARS ENDED:
                                                --------------------------------------------------------------------
                                                10/31/2005   10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                        ----------   -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $5.33         $4.57          $3.19          $4.54        $10.00
Income from investment operations:
Net investment income (loss)                        0.05          0.02          (0.03)         (0.04)        (0.05)
Net realized and unrealized gain (loss) on
  investments                                       1.55          0.74           1.41          (1.31)        (5.41)
                                                  ------        ------         ------       --------       -------
Total from investment operations                    1.60          0.76           1.38          (1.35)        (5.46)
Less distributions:
  Dividends from net investment income             (0.02)         0.00           0.00           0.00          0.00
  Distributions from capital gains                  0.00          0.00           0.00           0.00          0.00
  Returns of capital                                0.00          0.00           0.00           0.00          0.00
                                                  ------        ------         ------       --------       -------
Total distributions                                (0.02)         0.00           0.00           0.00          0.00
                                                  ------        ------         ------       --------       -------
Net asset value, end of period                     $6.91         $5.33          $4.57          $3.19         $4.54
                                                  ======        ======         ======       ========       =======
TOTAL RETURN(1)                                   29.97%        16.63%         43.26%        (29.74%)      (54.60%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $2,765        $1,306         $1,305           $736          $875
Ratio of expenses to average net assets before
  waivers and reimbursements                       2.94%         2.97%          2.55%          2.57%         2.44%
Ratio of expenses to average net assets after
  waivers and reimbursements                       2.25%(4)      2.35%(4)       2.35%          2.35%         2.36%
Ratio of net investment income (loss) to
  average net assets                               1.08%         0.43%         (0.77%)        (0.78%)       (1.12%)
Portfolio turnover rate(2)                           45%           85%           100%            84%           84%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.49%, 2.24% and 2.23% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C respectively.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS A


                                                                            YEARS ENDED:
                                                --------------------------------------------------------------------
                                                10/31/2005   10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                        ----------   -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $10.44          $9.71         $8.03          $9.37        $10.00
Income from investment operations:
Net investment income (loss)                        0.11           0.12          0.07           0.04          0.02
Net realized and unrealized gain (loss) on
  investments                                       1.18           0.69          1.65          (1.38)        (0.65)
                                                 -------        -------       -------        -------        ------
Total from investment operations                    1.29           0.81          1.72          (1.34)        (0.63)
Less distributions:
  Dividends from net investment income             (0.13)         (0.08)        (0.04)          0.00          0.00
  Distributions from capital gains                  0.00           0.00          0.00           0.00          0.00
  Returns of capital                                0.00           0.00          0.00           0.00          0.00
                                                 -------        -------       -------        -------        ------
Total distributions                                (0.13)         (0.08)        (0.04)          0.00          0.00
                                                 -------        -------       -------        -------        ------
Net asset value, end of period                    $11.60         $10.44         $9.71          $8.03         $9.37
                                                 =======        =======       =======        =======        ======
TOTAL RETURN(1)                                   12.39%          8.42%        21.48%        (14.30%)       (6.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $13,958        $12,910       $12,652         $9,739        $9,946
Ratio of expenses to average net assets before
  waivers and reimbursements                       1.88%          1.78%         1.90%          1.98%         1.89%
Ratio of expenses to average net assets after
  waivers and reimbursements                       1.51%(4)       1.65%(4)      1.65%          1.65%         1.70%
Ratio of net investment income (loss) to
  average net assets                               0.91%          1.17%         0.93%          0.51%         0.25%
Portfolio turnover rate(2)                           33%            85%           93%            76%          115%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.48%, 2.25% and 2.25% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS B


                                                                            YEARS ENDED:
                                                --------------------------------------------------------------------
                                                10/31/2005   10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                        ----------   -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $10.26         $9.55          $7.92          $9.30        $10.00
Income from investment operations:
Net investment income (loss)                        0.01          0.05           0.02          (0.02)        (0.03)
Net realized and unrealized gain (loss) on
  investments                                       1.18          0.69           1.61          (1.36)        (0.67)
                                                  ------        ------         ------        -------        ------
Total from investment operations                    1.19          0.74           1.63          (1.38)        (0.70)
Less distributions:
  Dividends from net investment income             (0.06)        (0.03)          0.00           0.00          0.00
  Distributions from capital gains                  0.00          0.00           0.00           0.00          0.00
  Returns of capital                                0.00          0.00           0.00           0.00          0.00
                                                  ------        ------         ------        -------        ------
Total distributions                                (0.06)        (0.03)          0.00           0.00          0.00
                                                  ------        ------         ------        -------        ------
Net asset value, end of period                    $11.39        $10.26          $9.55          $7.92         $9.30
                                                  ======        ======         ======        =======        ======
TOTAL RETURN(1)                                   11.58%         7.71%         20.58%        (14.84%)       (7.00%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $3,147        $3,043         $3,681         $2,755        $2,052
Ratio of expenses to average net assets before
  waivers and reimbursements                       2.91%         2.80%          2.62%          2.68%         2.61%
Ratio of expenses to average net assets after
  waivers and reimbursements                       2.28%(4)      2.35%(4)       2.35%          2.35%         2.40%
Ratio of net investment income (loss) to
  average net assets                               0.15%         0.44%          0.22%         (0.20%)       (0.45%)
Portfolio turnover rate(2)                           33%           85%            93%            76%          115%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.48%, 2.25% and 2.25% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C respectively.

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS C


                                                                            YEARS ENDED:
                                                --------------------------------------------------------------------
                                                10/31/2005   10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                        ----------   -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $10.26         $9.55          $7.92          $9.30        $10.00
Income from investment operations:
Net investment income (loss)                        0.02          0.05           0.02          (0.02)        (0.03)
Net realized and unrealized gain (loss) on
  investments                                       1.17          0.69           1.61          (1.36)        (0.67)
                                                  ------        ------         ------        -------        ------
Total from investment operations                    1.19          0.74           1.63          (1.38)        (0.70)
Less distributions:
  Dividends from net investment income             (0.06)        (0.03)          0.00           0.00          0.00
  Distributions from capital gains                  0.00          0.00           0.00           0.00          0.00
  Returns of capital                                0.00          0.00           0.00           0.00          0.00
                                                  ------        ------         ------        -------        ------
Total distributions                                (0.06)        (0.03)          0.00           0.00          0.00
                                                  ------        ------         ------        -------        ------
Net asset value, end of period                    $11.39        $10.26          $9.55          $7.92         $9.30
                                                  ======        ======         ======        =======        ======
TOTAL RETURN(1)                                   11.58%         7.71%         20.58%        (14.84%)       (7.00%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $2,769        $2,459         $3,197         $2,548        $2,053
Ratio of expenses to average net assets before
  waivers and reimbursements                       2.77%         2.68%          2.50%          2.54%         2.60%
Ratio of expenses to average net assets after
  waivers and reimbursements                       2.27%(4)      2.35%(4)       2.35%          2.35%         2.40%
Ratio of net investment income (loss) to
  average net assets                               0.16%         0.44%          0.23%         (0.20%)       (0.45%)
Portfolio turnover rate(2)                           33%           85%            93%            76%          115%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.48%, 2.25% and 2.25% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     77

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS A


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $15.00       $13.80       $11.42        $13.47        $13.86
Income from investment operations:
Net investment income (loss)                          (0.08)       (0.10)       (0.07)        (0.09)        (0.06)
Net realized and unrealized gain (loss) on
  investments                                          2.35         1.36         2.75         (1.68)         0.23
                                                   --------     --------     --------      --------       -------
Total from investment operations                       2.27         1.26         2.68         (1.77)         0.17
Less distributions:
  Dividends from net investment income                 0.00         0.00         0.00          0.00          0.00
  Distributions from capital gains                    (0.77)       (0.06)       (0.30)        (0.28)        (0.56)
  Returns of capital                                   0.00         0.00         0.00          0.00          0.00
                                                   --------     --------     --------      --------       -------
Total distributions                                   (0.77)       (0.06)       (0.30)        (0.28)        (0.56)
                                                   --------     --------     --------      --------       -------
Net asset value, end of period                       $16.50       $15.00       $13.80        $11.42        $13.47
                                                   ========     ========     ========      ========       =======
TOTAL RETURN(1)                                      15.67%        9.21%       24.02%       (13.43%)        1.18%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $209,835     $170,672     $126,630      $101,881       $98,971
Ratio of expenses to average net assets before
  waivers and reimbursements                          1.71%        1.81%        1.76%         1.79%         1.67%
Ratio of expenses to average net assets after
  waivers and reimbursements                          1.60%(4)     1.65%(4)     1.65%         1.65%         1.62%
Ratio of net investment income (loss) to average
  net assets                                         (0.55%)      (0.68%)      (0.62%)       (0.70%)       (0.61%)
Portfolio turnover rate(2)                              50%          41%          37%           63%           58%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.58%, 2.33% and 2.33% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.34% and 2.34% for Classes A, B and C respectively.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS B


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $14.50       $13.43       $11.20         $13.31        $13.81
Income from investment operations:
Net investment income (loss)                         (0.20)       (0.20)       (0.15)         (0.18)        (0.12)
Net realized and unrealized gain (loss) on
  investments                                         2.28         1.33         2.68          (1.65)         0.18
                                                   -------      -------      -------        -------       -------
Total from investment operations                      2.08         1.13         2.53          (1.83)         0.06
Less distributions:
  Dividends from net investment income                0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                   (0.77)       (0.06)       (0.30)         (0.28)        (0.56)
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                  (0.77)       (0.06)       (0.30)         (0.28)        (0.56)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                      $15.81       $14.50       $13.43         $11.20        $13.31
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                     14.86%        8.49%       23.13%        (14.05%)        0.36%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $71,204      $66,035      $56,378        $45,659       $42,578
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.52%        2.55%        2.49%          2.48%         2.36%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.35%(4)     2.35%(4)     2.35%          2.35%         2.35%
Ratio of net investment income (loss) to average
  net assets                                        (1.30%)      (1.38%)      (1.31%)        (1.40%)       (1.33%)
Portfolio turnover rate(2)                             50%          41%          37%            63%           58%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.58%, 2.33% and 2.33% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.34% and 2.34% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS C


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $14.51       $13.44       $11.21         $13.32        $13.81
Income from investment operations:
Net investment income (loss)                         (0.19)       (0.20)       (0.15)         (0.18)        (0.13)
Net realized and unrealized gain (loss) on
  investments                                         2.26         1.33         2.68          (1.65)         0.20
                                                   -------      -------      -------        -------       -------
Total from investment operations                      2.07         1.13         2.53          (1.83)         0.07
Less distributions:
  Dividends from net investment income                0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                   (0.77)       (0.06)       (0.30)         (0.28)        (0.56)
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                  (0.77)       (0.06)       (0.30)         (0.28)        (0.56)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                      $15.81       $14.51       $13.44         $11.21        $13.32
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                     14.78%        8.49%       23.11%        (14.08%)        0.43%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $72,546      $61,390      $51,606        $43,042       $44,306
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.36%        2.37%        2.36%          2.35%         2.33%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.35%(4)     2.35%(4)     2.35%          2.35%         2.33%
Ratio of net investment income (loss) to average
  net assets                                        (1.30%)      (1.38%)      (1.31%)        (1.40%)       (1.31%)
Portfolio turnover rate(2)                             50%          41%          37%            63%           58%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.58%, 2.33% and 2.33% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.34% and 2.34% for Classes A, B and C respectively.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS A


                                                                                YEARS ENDED:
                                                      -----------------------------------------------------------------
                                                      10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                              ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $16.49       $13.96       $11.21        $12.83         $17.55
Income from Investment Operations:
Net investment income (loss)                               0.08        (0.06)       (0.03)         0.02           0.01
Net realized and unrealized gain (loss) on
  investments                                              0.23         2.59         2.78         (1.64)         (4.54)
                                                       --------     --------     --------      --------       --------
Total from investment operations                           0.31         2.53         2.75         (1.62)         (4.53)
Less distributions:
  Dividends from net investment income                     0.00         0.00         0.00          0.00           0.00
  Distributions from capital gains                         0.00         0.00         0.00          0.00          (0.18)
  Returns of capital                                       0.00         0.00         0.00          0.00          (0.01)
                                                       --------     --------     --------      --------       --------
Total distributions                                        0.00         0.00         0.00          0.00          (0.19)
                                                       --------     --------     --------      --------       --------
Net asset value, end of period                           $16.80       $16.49       $13.96        $11.21         $12.83
                                                       ========     ========     ========      ========       ========
TOTAL RETURN(1)                                           1.88%       18.12%       24.53%       (12.63%)       (26.07%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $419,648     $466,013     $464,610      $354,407       $247,094
Ratio of expenses to average net assets before
  waivers and reimbursements                              1.58%        1.62%        1.62%         1.66%          1.53%
Ratio of expenses to average net assets after
  waivers and reimbursements                              1.48%(4)     1.62%(4)     1.61%         1.61%          1.48%
Ratio of net investment income (loss) to average net
  assets                                                  0.41%       (0.36%)      (0.29%)        0.24%          0.08%
Portfolio turnover rate(2)                                 270%         271%         320%          323%           382%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.36%, 2.23% and 2.13% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.26% and 2.15% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS B


                                                                                YEARS ENDED:
                                                      -----------------------------------------------------------------
                                                      10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                              ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $15.77       $13.45       $10.88         $12.54        $17.29
Income from Investment Operations:
Net investment income (loss)                             (0.08)       (0.17)       (0.12)         (0.07)        (0.08)
Net realized and unrealized gain (loss) on
  investments                                             0.24         2.49         2.69          (1.59)        (4.48)
                                                       -------      -------      -------        -------       -------
Total from investment operations                          0.16         2.32         2.57          (1.66)        (4.56)
Less distributions:
  Dividends from net investment income                    0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                        0.00         0.00         0.00           0.00         (0.18)
  Returns of capital                                      0.00         0.00         0.00           0.00         (0.01)
                                                       -------      -------      -------        -------       -------
Total distributions                                       0.00         0.00         0.00           0.00         (0.19)
                                                       -------      -------      -------        -------       -------
Net asset value, end of period                          $15.93       $15.77       $13.45         $10.88        $12.54
                                                       =======      =======      =======        =======       =======
TOTAL RETURN(1)                                          1.02%       17.25%       23.62%        (13.24%)      (26.64%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $78,986      $90,179      $78,923        $70,280       $62,973
Ratio of expenses to average net assets before
  waivers and reimbursements                             2.51%        2.52%        2.36%          2.33%         2.23%
Ratio of expenses to average net assets after
  waivers and reimbursements                             2.35%(4)     2.35%(4)     2.35%          2.33%         2.23%
Ratio of net investment income (loss) to average net
  assets                                                (0.45%)      (1.09%)      (1.01%)        (0.48%)       (0.66%)
Portfolio turnover rate(2)                                270%         271%         320%           323%          382%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.36%, 2.23% and 2.13% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.26% and 2.15% for Classes A, B and C respectively.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS C


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $15.84       $13.49       $10.90         $12.55         $17.30
Income from Investment Operations:
Net investment income (loss)                         (0.06)       (0.15)       (0.11)         (0.06)         (0.10)
Net realized and unrealized gain (loss) on
  investments                                         0.23         2.50         2.70          (1.59)         (4.46)
                                                   -------      -------      -------        -------       --------
Total from investment operations                      0.17         2.35         2.59          (1.65)         (4.56)
Less distributions:
  Dividends from net investment income                0.00         0.00         0.00           0.00           0.00
  Distributions from capital gains                    0.00         0.00         0.00           0.00          (0.18)
  Returns of capital                                  0.00         0.00         0.00           0.00          (0.01)
                                                   -------      -------      -------        -------       --------
Total distributions                                   0.00         0.00         0.00           0.00          (0.19)
                                                   -------      -------      -------        -------       --------
Net asset value, end of period                      $16.01       $15.84       $13.49         $10.90         $12.55
                                                   =======      =======      =======        =======       ========
TOTAL RETURN(1)                                      1.07%       17.42%       23.76%        (13.15%)       (26.62%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $71,623      $87,518      $78,303        $75,174       $103,574
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.25%        2.24%        2.23%          2.21%          2.19%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.25%(4)     2.24%(4)     2.23%          2.21%          2.19%
Ratio of net investment income (loss) to average
  net assets                                        (0.34%)      (0.98%)      (0.89%)        (0.36%)        (0.63%)
Portfolio turnover rate(2)                            270%         271%         320%           323%           382%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.36%, 2.23% and 2.13% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.26% and 2.15% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS A


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $4.42        $4.68        $2.98          $4.01         $8.72
Income from Investment Operations:
Net investment income (loss)                          0.00        (0.07)       (0.04)         (0.12)        (0.08)
Net realized and unrealized gain (loss) on
  investments                                         0.55        (0.19)        1.74          (0.91)        (4.55)
                                                   -------      -------      -------        -------       -------
Total from investment operations                      0.55        (0.26)        1.70          (1.03)        (4.63)
Less distributions:
  Dividends from net investment income                0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                    0.00         0.00         0.00           0.00         (0.08)
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                   0.00         0.00         0.00           0.00         (0.08)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                       $4.97        $4.42        $4.68          $2.98         $4.01
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                     12.44%       (5.56%)      57.05%        (25.69%)      (53.56%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $27,620      $31,418      $32,388        $18,321       $24,824
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.22%        2.14%        1.77%          1.86%         1.71%
Ratio of expenses to average net assets after
  waivers and reimbursements                         1.60%(4)     1.65%(4)     1.65%          1.65%         1.66%
Ratio of net investment income (loss) to average
  net assets                                        (0.00%)      (1.37%)      (1.28%)        (1.44%)       (1.24%)
Portfolio turnover rate(2)                            132%         165%         163%           174%          253%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.28% and 2.28% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C respectively.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS B


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $4.28        $4.56        $2.92          $3.96         $8.68
Income from Investment Operations:
Net investment income (loss)                         (0.04)       (0.10)       (0.06)         (0.18)        (0.11)
Net realized and unrealized gain (loss) on
  investments                                         0.53        (0.18)        1.70          (0.86)        (4.53)
                                                   -------      -------      -------        -------       -------
Total from investment operations                      0.49        (0.28)        1.64          (1.04)        (4.64)
Less distributions:
  Dividends from net investment income                0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                    0.00         0.00         0.00           0.00         (0.08)
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                   0.00         0.00         0.00           0.00         (0.08)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                       $4.77        $4.28        $4.56          $2.92         $3.96
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                     11.45%       (6.14%)      56.16%        (26.26%)      (53.93%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $12,409      $12,978      $13,991         $8,170       $10,962
Ratio of expenses to average net assets before
  waivers and reimbursements                         3.05%        2.96%        2.50%          2.54%         2.43%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.35%(4)     2.35%(4)     2.35%          2.35%         2.36%
Ratio of net investment income (loss) to average
  net assets                                        (0.79%)      (2.07%)      (1.98%)        (2.14%)       (1.94%)
Portfolio turnover rate(2)                            132%         165%         163%           174%          253%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.28% and 2.28% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS C


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $4.28        $4.56        $2.92          $3.97         $8.68
Income from Investment Operations:
Net investment income (loss)                         (0.04)       (0.11)       (0.06)         (0.19)        (0.11)
Net realized and unrealized gain (loss) on
  investments                                         0.53        (0.17)        1.70          (0.86)        (4.52)
                                                   -------      -------      -------        -------       -------
Total from investment operations                      0.49        (0.28)        1.64          (1.05)        (4.63)
Less distributions:
  Dividends from net investment income                0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                    0.00         0.00         0.00           0.00         (0.08)
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                   0.00         0.00         0.00           0.00         (0.08)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                       $4.77        $4.28        $4.56          $2.92         $3.97
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                     11.45%       (6.14%)      56.16%        (26.45%)      (53.81%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $10,712      $13,891      $16,513         $9,560       $15,581
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.75%        2.62%        2.37%          2.39%         2.37%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.35%(4)     2.35%(4)     2.35%          2.35%         2.36%
Ratio of net investment income (loss) to average
  net assets                                        (0.65%)      (2.07%)      (1.99%)        (2.15%)       (1.94%)
Portfolio turnover rate(2)                            132%         165%         163%           174%          253%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.28% and 2.28% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C respectively.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS A


                                                                  YEARS ENDED:                         PERIOD ENDED:
                                             -------------------------------------------------------    4/30/2001-
                                             10/31/2005   10/31/2004(6)   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                     ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $11.59         $9.62         $6.93         $7.62           $10.00
Income from investment operations:
Net investment income (loss)                      0.07         (0.01)        (0.02)         0.02             0.00
Net realized and unrealized gain (loss) on
  investments                                     0.48          2.03          2.72         (0.71)           (2.38)
                                              --------       -------       -------        ------          -------
Total from investment operations                  0.55          2.02          2.70         (0.69)           (2.38)
Less distributions:
  Dividends from net investment income            0.00          0.00         (0.01)         0.00             0.00
  Distributions from capital gains                0.00         (0.05)         0.00          0.00             0.00
  Returns of capital                              0.00          0.00          0.00          0.00             0.00
                                              --------       -------       -------        ------          -------
Total distributions                               0.00         (0.05)        (0.01)         0.00             0.00
                                              --------       -------       -------        ------          -------
Net asset value, end of period                  $12.14        $11.59         $9.62         $6.93            $7.62
                                              ========       =======       =======        ======          =======
TOTAL RETURN(2)                                  4.74%        21.14%        38.95%        (9.06%)         (23.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $131,430       $50,051       $11,362        $4,666           $2,579
Ratio of expenses to average net assets
  before waivers and reimbursements              1.77%         1.91%         2.36%         2.98%            2.64% (4)
Ratio of expenses to average net assets
  after waivers and reimbursements               1.60%(7)      1.65%(7)      1.65%         1.65%            1.65% (4)
Ratio of net investment income (loss) to
  average net assets                             0.66%        (0.10%)       (0.35%)        0.34%           (0.09%)(4)
Portfolio turnover rate(3)                        183%          200%          281%          330%             135%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.28% and 2.28% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.59%, 2.29% and 2.28% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS B


                                                                  YEARS ENDED:                         PERIOD ENDED:
                                             -------------------------------------------------------    4/30/2001-
                                             10/31/2005   10/31/2004(6)   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                     ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $11.32         $9.46          $6.86         $7.59           $10.00
Income from investment operations:
Net investment income (loss)                    (0.01)        (0.08)         (0.04)        (0.03)           (0.03)
Net realized and unrealized gain (loss) on
  investments                                    0.46          1.99           2.64         (0.70)           (2.38)
                                              -------        ------         ------        ------          -------
Total from investment operations                 0.45          1.91           2.60         (0.73)           (2.41)
Less distributions:
  Dividends from net investment income           0.00          0.00           0.00          0.00             0.00
  Distributions from capital gains               0.00         (0.05)          0.00          0.00             0.00
  Returns of capital                             0.00          0.00           0.00          0.00             0.00
                                              -------        ------         ------        ------          -------
Total distributions                              0.00         (0.05)          0.00          0.00             0.00
                                              -------        ------         ------        ------          -------
Net asset value, end of period                 $11.77        $11.32          $9.46         $6.86            $7.59
                                              =======        ======         ======        ======          =======
TOTAL RETURN(2)                                 3.98%        20.33%         37.90%        (9.62%)         (24.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $22,304        $8,968         $2,148          $813             $327
Ratio of expenses to average net assets
  before waivers and reimbursements             2.66%         2.83%          3.08%         3.69%            3.35% (4)
Ratio of expenses to average net assets
  after waivers and reimbursements              2.35%(7)      2.35%(7)       2.35%         2.35%            2.35% (4)
Ratio of net investment income (loss) to
  average net assets                           (0.09%)       (0.80%)        (1.04%)       (0.42%)          (0.79%)(4)
Portfolio turnover rate(3)                       183%          200%           281%          330%             135%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.28% and 2.28% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.59%, 2.29% and 2.28% for Classes A, B and C respectively.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS C


                                                                  YEARS ENDED:                         PERIOD ENDED:
                                             -------------------------------------------------------    4/30/2001-
                                             10/31/2005   10/31/2004(6)   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                     ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $11.32          $9.46         $6.86         $7.59           $10.00
Income from investment operations:
Net investment income (loss)                    (0.01)         (0.08)        (0.04)        (0.03)           (0.02)
Net realized and unrealized gain (loss) on
  investments                                    0.46           1.99          2.64         (0.70)           (2.39)
                                              -------        -------        ------        ------          -------
Total from investment operations                 0.45           1.91          2.60         (0.73)           (2.41)
Less distributions:
  Dividends from net investment income           0.00           0.00          0.00          0.00             0.00
  Distributions from capital gains               0.00          (0.05)         0.00          0.00             0.00
  Returns of capital                             0.00           0.00          0.00          0.00             0.00
                                              -------        -------        ------        ------          -------
Total distributions                              0.00          (0.05)         0.00          0.00             0.00
                                              -------        -------        ------        ------          -------
Net asset value, end of period                 $11.77         $11.32         $9.46         $6.86            $7.59
                                              =======        =======        ======        ======          =======
TOTAL RETURN(2)                                 3.98%         20.33%        37.90%        (9.62%)         (24.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $29,486        $12,906        $2,285          $826             $316
Ratio of expenses to average net assets
  before waivers and reimbursements             2.49%          2.63%         2.95%         3.55%            3.32% (4)
Ratio of expenses to average net assets
  after waivers and reimbursements              2.35%(7)       2.35%(7)      2.35%         2.35%            2.35% (4)
Ratio of net investment income (loss) to
  average net assets                           (0.07%)        (0.79%)       (1.01%)       (0.34%)          (0.79%)(4)
Portfolio turnover rate(3)                       183%           200%          281%          330%             135%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.28% and 2.28% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.59%, 2.29% and 2.28% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS A


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $11.22       $9.66        $8.03          $9.33        $13.03
Income from Investment Operations:
Net investment income (loss)                           0.05        0.03         0.02           0.03          0.05
Net realized and unrealized gain (loss) on
  investments                                          1.86        1.54         1.61          (1.33)        (3.14)
                                                   --------     -------      -------        -------       -------
Total from investment operations                       1.91        1.57         1.63          (1.30)        (3.09)
Less distributions:
  Dividends from net investment income                 0.00       (0.01)        0.00           0.00          0.00
  Distributions from capital gains                     0.00        0.00         0.00           0.00         (0.61)
  Returns of capital                                   0.00        0.00         0.00           0.00          0.00
                                                   --------     -------      -------        -------       -------
Total distributions                                    0.00       (0.01)        0.00           0.00         (0.61)
                                                   --------     -------      -------        -------       -------
Net asset value, end of period                       $13.13      $11.22        $9.66          $8.03         $9.33
                                                   ========     =======      =======        =======       =======
TOTAL RETURN(1)                                      17.02%      16.20%       20.30%        (13.93%)      (24.87%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $102,393     $87,348      $69,153        $66,775       $72,326
Ratio of expenses to average net assets before
  waivers and reimbursements                          1.72%       1.83%        1.72%          1.82%         1.61%
Ratio of expenses to average net assets after
  waivers and reimbursements                          1.57%(4)    1.65%(4)     1.65%          1.65%         1.56%
Ratio of net investment income (loss) to average
  net assets                                          0.42%       0.33%        0.25%          0.34%         0.47%
Portfolio turnover rate(2)                             119%        143%         138%           175%          158%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.52%, 2.30% and 2.30% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C respectively.

 90                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS B


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $10.64        $9.22        $7.71          $9.04        $12.74
Income from Investment Operations:
Net investment income (loss)                         (0.04)       (0.05)       (0.04)         (0.08)        (0.04)
Net realized and unrealized gain (loss) on
  investments                                         1.75         1.47         1.55          (1.25)        (3.05)
                                                   -------      -------      -------        -------       -------
Total from investment operations                      1.71         1.42         1.51          (1.33)        (3.09)
Less distributions:
  Dividends from net investment income                0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                    0.00         0.00         0.00           0.00         (0.61)
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                   0.00         0.00         0.00           0.00         (0.61)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                      $12.35       $10.64        $9.22          $7.71         $9.04
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                     16.07%       15.40%       19.58%        (14.71%)      (25.46%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $23,940      $23,301      $20,459        $18,668       $18,798
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.68%        2.77%        2.45%          2.50%         2.30%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.35%(4)     2.35%(4)     2.35%          2.35%         2.30%
Ratio of net investment income (loss) to average
  net assets                                        (0.36%)      (0.39%)      (0.46%)        (0.79%)       (0.28%)
Portfolio turnover rate(2)                            119%         143%         138%           175%          158%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.52%, 2.30% and 2.30% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     91

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS C


                                                                                YEARS ENDED:
                                                      -----------------------------------------------------------------
                                                      10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                              ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.57        $9.16        $7.67          $8.99        $12.68
Income from Investment Operations:
Net investment income (loss)                             (0.04)       (0.05)       (0.04)         (0.05)        (0.03)
Net realized and unrealized gain (loss) on
  investments                                             1.74         1.46         1.53          (1.27)        (3.05)
                                                       -------      -------      -------        -------       -------
Total from investment operations                          1.70         1.41         1.49          (1.32)        (3.08)
Less distributions:
  Dividends from net investment income                    0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                        0.00         0.00         0.00           0.00         (0.61)
  Returns of capital                                      0.00         0.00         0.00           0.00          0.00
                                                       -------      -------      -------        -------       -------
Total distributions                                       0.00         0.00         0.00           0.00         (0.61)
                                                       -------      -------      -------        -------       -------
Net asset value, end of period                          $12.27       $10.57        $9.16          $7.67         $8.99
                                                       =======      =======      =======        =======       =======
TOTAL RETURN(1)                                         16.08%       15.39%       19.43%        (14.68%)      (25.51%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $16,896      $15,749      $14,790        $13,438       $18,523
Ratio of expenses to average net assets before
  waivers and reimbursements                             2.42%        2.48%        2.35%          2.40%         2.28%
Ratio of expenses to average net assets after
  waivers and reimbursements                             2.35%(4)     2.35%(4)     2.35%          2.35%         2.28%
Ratio of net investment income (loss) to average net
  assets                                                (0.37%)      (0.38%)      (0.45%)        (0.64%)       (0.25%)
Portfolio turnover rate(2)                                119%         143%         138%           175%          158%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.52%, 2.30% and 2.30% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C respectively.

 92                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS A


                                                                      YEARS ENDED:                         PERIOD ENDED:
                                                 -------------------------------------------------------    4/30/2001-
                                                 10/31/2005   10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                         ----------   ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $13.44       $12.93          $8.37          $8.82           $10.00
Income from investment operations:
Net investment income (loss)                         0.06         0.07           0.07           0.03             0.04
Net realized and unrealized gain (loss) on
  investments                                        2.25         1.31           4.51          (0.48)           (1.22)
                                                  -------      -------        -------         ------          -------
Total from investment operations                     2.31         1.38           4.58          (0.45)           (1.18)
Less distributions:
  Dividends from net investment income               0.00         0.00          (0.02)          0.00             0.00
  Distributions from capital gains                  (1.48)       (0.87)          0.00           0.00             0.00
  Returns of capital                                 0.00         0.00           0.00           0.00             0.00
                                                  -------      -------        -------         ------          -------
Total distributions                                 (1.48)       (0.87)         (0.02)          0.00             0.00
                                                  -------      -------        -------         ------          -------
Net asset value, end of period                     $14.27       $13.44         $12.93          $8.37            $8.82
                                                  =======      =======        =======         ======          =======
TOTAL RETURN(2)                                    18.90%       11.39%         54.76%         (5.10%)         (11.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $34,896      $23,934        $12,320         $4,598           $2,156
Ratio of expenses to average net assets before
  waivers and reimbursements                        1.82%        1.99%          2.36%          3.09%            3.46% (4)
Ratio of expenses to average net assets after
  waivers and reimbursements                        1.60%(7)     1.65%(7)       1.65%          1.65%            1.65% (4)
Ratio of net investment income (loss) to
  average net assets                                0.71%        0.90%          0.72%          0.44%            0.86% (4)
Portfolio turnover rate(3)                           112%         119%           166%           194%             128%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.55%, 2.30% and 2.30% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30% and 2.29% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     93

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS B


                                                                      YEARS ENDED:                         PERIOD ENDED:
                                                 -------------------------------------------------------    4/30/2001-
                                                 10/31/2005   10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                         ----------   ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $13.23       $12.82         $8.34           $8.81           $10.00
Income from investment operations:
Net investment income (loss)                         0.00         0.02          0.01           (0.02)            0.00 (8)
Net realized and unrealized gain (loss) on
  investments                                        2.16         1.26          4.47           (0.45)           (1.19)
                                                   ------       ------        ------          ------          -------
Total from investment operations                     2.16         1.28          4.48           (0.47)           (1.19)
Less distributions:
  Dividends from net investment income               0.00         0.00          0.00            0.00             0.00
  Distributions from capital gains                  (1.48)       (0.87)         0.00            0.00             0.00
  Returns of capital                                 0.00         0.00          0.00            0.00             0.00
                                                   ------       ------        ------          ------          -------
Total distributions                                 (1.48)       (0.87)         0.00            0.00             0.00
                                                   ------       ------        ------          ------          -------
Net asset value, end of period                     $13.91       $13.23        $12.82           $8.34            $8.81
                                                   ======       ======        ======          ======          =======
TOTAL RETURN(2)                                    17.96%       10.62%        53.72%          (5.34%)         (11.90%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $6,101       $3,726        $2,237            $926             $275
Ratio of expenses to average net assets before
  waivers and reimbursements                        2.78%        2.89%         3.09%           3.81%            4.12% (4)
Ratio of expenses to average net assets after
  waivers and reimbursements                        2.35%(7)     2.35%(7)      2.35%           2.35%            2.35% (4)
Ratio of net investment income (loss) to
  average net assets                               (0.02%)       0.15%         0.03%          (0.26%)           0.16% (4)
Portfolio turnover rate(3)                           112%         119%          166%            194%             128%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.55%, 2.30% and 2.30% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30% and 2.29% for Classes A, B and C respectively.
(8) Net Investment Income (Loss) is less than a penny a share.

 94                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS C


                                                                      YEARS ENDED:                         PERIOD ENDED:
                                                 -------------------------------------------------------    4/30/2001-
                                                 10/31/2005   10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                         ----------   ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $13.12       $12.72         $8.28           $8.78           $10.00
Income from investment operations:
Net investment income (loss)                        (0.01)        0.03          0.01           (0.03)            0.01
Net realized and unrealized gain (loss) on
  investments                                        2.15         1.24          4.43           (0.47)           (1.23)
                                                  -------      -------        ------          ------          -------
Total from investment operations                     2.14         1.27          4.44           (0.50)           (1.22)
Less distributions:
  Dividends from net investment income               0.00         0.00          0.00            0.00             0.00
  Distributions from capital gains                  (1.48)       (0.87)         0.00            0.00             0.00
  Returns of capital                                 0.00         0.00          0.00            0.00             0.00
                                                  -------      -------        ------          ------          -------
Total distributions                                 (1.48)       (0.87)         0.00            0.00             0.00
                                                  -------      -------        ------          ------          -------
Net asset value, end of period                     $13.78       $13.12        $12.72           $8.28            $8.78
                                                  =======      =======        ======          ======          =======
TOTAL RETURN(2)                                    17.96%       10.63%        53.62%          (5.70%)         (12.20%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $12,614      $10,072        $3,004            $859             $425
Ratio of expenses to average net assets before
  waivers and reimbursements                        2.46%        2.60%         2.96%           3.53%            4.12% (4)
Ratio of expenses to average net assets after
  waivers and reimbursements                        2.35%(7)     2.35%(7)      2.35%           2.35%            2.35% (4)
Ratio of net investment income (loss) to
  average net assets                               (0.06%)       0.27%        (0.03%)         (0.26%)           0.16% (4)
Portfolio turnover rate(3)                           112%         119%          166%            194%             128%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.55%, 2.30% and 2.30% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30% and 2.29% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     95

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")
          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures. We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

 96                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.
As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                     97

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 98                                                    THE HARTFORD MUTUAL FUNDS

                                              FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

NAME                                           CLASS SHARES    FUND CODE    CUSIP NUMBER    SYMBOL
----                                           ------------    ---------    ------------    ------
   The Hartford Global Communications Fund          A            1224        416645356      HGCAX
   The Hartford Global Communications Fund          B            1225        416645349      HGCBX
   The Hartford Global Communications Fund          C            1226        416645331      HGCCX
   The Hartford Global Financial Services
   Fund                                             A            1220        416645315      HGFAX
   The Hartford Global Financial Services
   Fund                                             B            1221        416645299      HGFBX
   The Hartford Global Financial Services
   Fund                                             C            1222        416645281      HGFCX
   The Hartford Global Health Fund                  A            1610        416645398      HGHAX
   The Hartford Global Health Fund                  B            1611        416645380      HGHBX
   The Hartford Global Health Fund                  C            1612        416645372      HGHCX
   The Hartford Global Leaders Fund                 A             206        416645539      HALAX
   The Hartford Global Leaders Fund                 B             285        416645521      HGLBX
   The Hartford Global Leaders Fund                 C             291        416645513      HGLCX
   The Hartford Global Technology Fund              A            1606        416645448      HGTAX
   The Hartford Global Technology Fund              B            1607        416645430      HGTBX
   The Hartford Global Technology Fund              C            1608        416645422      HGTCX
   The Hartford International Capital
   Appreciation Fund                                A            1273        416645182      HNCAX
   The Hartford International Capital
   Appreciation Fund                                B            1274        416645174      HNCBX
   The Hartford International Capital
   Appreciation Fund                                C            1275        416645166      HNCCX
   The Hartford International Opportunities
   Fund                                             A             207        416645703      IHOAX
   The Hartford International Opportunities
   Fund                                             B             208        416645802      HIOBX
   The Hartford International Opportunities
   Fund                                             C             239        416645620      HIOCX
   The Hartford International Small Company
   Fund                                             A            1277        416645158      HNSAX
   The Hartford International Small Company
   Fund                                             B            1278        416645141      HNSBX
   The Hartford International Small Company
   Fund                                             C            1279        416645133      HNSCX

THE HARTFORD MUTUAL FUNDS                                                     99

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD MUTUAL FUNDS

                             CLASS A, CLASS B AND CLASS C SHARES

                             PROSPECTUS
                             MARCH 1, 2006
                             (AS SUPPLEMENTED MARCH 15, 2006)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD SELECT FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE       THE HARTFORD SELECT MIDCAP GROWTH FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD SELECT MIDCAP VALUE FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD SELECT SMALLCAP GROWTH FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Select MidCap Growth Fund                                 3
goals, principal strategies,              The Hartford Select MidCap Value Fund                                  8
main risks, performance                   The Hartford Select SmallCap Growth Fund                              11
and expenses

Description of other                      Investment strategies and investment matters                          14
investment strategies                     Terms used in this prospectus                                         17
and investment risks

Investment manager and                    Management of the funds                                               22
management fee information

Information on your                       About your account                                                    29
account                                   Choosing a share class                                                29
                                          How sales charges are calculated                                      31
                                          Sales charge reductions and waivers                                   32
                                          Opening an account                                                    36
                                          Buying shares                                                         38
                                          Selling shares                                                        40
                                          Transaction policies                                                  44
                                          Dividends and account policies                                        48
                                          Additional investor services                                          49

Further information on the                Financial highlights                                                  51
funds                                     Privacy policy                                                        60
                                          Fund code, CUSIP number and symbol                                    63
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Select MidCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $702 million to $23 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation and proven management expertise. In addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.

Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.

Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange

THE HARTFORD MUTUAL FUNDS                                                      3

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2005
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 20%
  10                                   6.98%
   0
 -10
 -20

                                       2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 5.76% (3rd quarter, 2005) and the lowest quarterly return was -3.18% (1st quarter, 2005).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      5

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                     1 YEAR
   Class A Return Before Taxes                        1.06%
   Class A Return After Taxes on Distributions        0.76%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                                0.71%
   Class B Return Before Taxes                        1.28%
   Class C Return Before Taxes                        5.28%
   Russell MidCap Growth Index (reflects no
   deduction for fees, expenses or taxes)            12.10%

INDEX: The Russell MidCap Growth Index is an unmanaged index measuring the performance of the mid-cap growth segment of the U.S. equity universe. You cannot invest directly in an index.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.90%      0.90%      0.90%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            1.07%      1.45%      1.36%
   Total annual operating expenses(3)(4)        2.22%(2)   3.35%      3.26%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  763     $  838     $  429
   Year 3                                      $1,206     $1,330     $1,004
   Year 5                                      $1,674     $1,945     $1,702
   Year 10                                     $2,964     $3,378     $3,558

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  763     $  338     $  329
   Year 3                                      $1,206     $1,030     $1,004
   Year 5                                      $1,674     $1,745     $1,702
   Year 10                                     $2,964     $3,378     $3,558

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD SELECT MIDCAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund's assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with a market capitalization no lower than the lowest market capitalization of companies in the Russell Midcap Index and no higher than three times the weighted average market capitalization of companies in the Russell Midcap Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $563 million to $18 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Artisan Partners Limited Partnership, Cramer Rosenthal McGlynn, LLC and Sterling Capital Management LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Artisan Partners Limited Partnership's ("Artisan") mid-cap value strategy invests in a diversified portfolio of mid-cap value companies that Artisan believes are undervalued, in solid financial condition and provide a controlled level of risk. Artisan uses its own research process to analyze potential investments for the portfolio. The focus is on individual companies, rather than on trends in the economy or securities markets. The strategy often finds investment opportunities in companies that have one or more of the following characteristics: turnarounds, companies in transition, companies with hidden assets and companies whose earnings have fallen short of expectations.

Cramer Rosenthal McGlynn, LLC ("CRM") views investment prospects on a long-term basis, believing that successful investing is a result of recognizing change that is material to the operations of a company, often coinciding with misunderstanding and confusion that can result in the securities of a business becoming undervalued relative to its future prospects and peers. CRM's objective is to identify this dynamic change at an early stage, conduct an appraisal of the business, and assess the market's perceptions. CRM uses a bottom-up strategy, conducting comprehensive due diligence that looks for companies that are analyzable and corporate management that is accessible.

Sterling Capital Management LLC's ("Sterling") approach to mid-cap equity management is fundamental, bottom-up and value oriented. Its strategy is to identify stocks of quality companies selling at large discounts to the underlying value of the business. Sterling refers to its philosophy as an "owner's approach" to investing, asking the same questions that a potential owner would ask if they were to enter into a private purchase transaction, examining all factors relevant to the worth of the ongoing business using traditional fundamental security analysis. Like the owner, Sterling focuses on balance sheet quality, normalized earnings power, industry stability and management talent, among other factors.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD SELECT MIDCAP VALUE FUND
--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The sub-advisers' investment strategies will significantly influence the fund's performance. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

THE HARTFORD MUTUAL FUNDS                                                      9

                                           THE HARTFORD SELECT MIDCAP VALUE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.42%      0.64%      0.53%
   Total annual operating expenses(3)(4)        1.67%(2)   2.64%      2.53%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.55%, 2.30%, and 2.30%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
 Year 1                                        $  710     $  767     $  356
 Year 3                                        $1,048     $1,120     $  788
 Year 5                                        $1,407     $1,600     $1,345
 Year 10                                       $2,418     $2,734     $2,866

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
 Year 1                                        $  710     $  267     $  256
 Year 3                                        $1,048     $  820     $  788
 Year 5                                        $1,407     $1,400     $1,345
 Year 10                                       $2,418     $2,734     $2,866

 10                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Select SmallCap Growth Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund's sub-advisers believe have superior growth potential. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small-capitalization companies. The fund defines small-capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2005, the market capitalization of companies included in these indices ranged from approximately $26 million to $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. HIFSCO serves as the investment manager to the fund and is responsible for the oversight of the fund's investment sub-advisers. HIFSCO has selected two asset managers for the day-to-day portfolio management of the fund: Jennison Associates LLC and Oberweis Asset Management, Inc. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Jennison Associates LLC ("Jennison") believes that active management through original bottom-up fundamental research can add significant value in uncovering inefficiencies that exist in the small cap asset class. This product's style is best described as growth at a reasonable price. The investment team focuses its research efforts on those companies within the universe that they believe are most likely to generate attractive absolute and relative revenue and earnings growth while remaining reasonably valued relative to expectations. Original, fundamental bottom-up company research is the basis of the investment process, and the team primarily relies on its own analysis of companies and industry dynamics to make decisions. The team focuses on business evaluation to identify companies with a strong competitive position, quality management team, demonstrated growth in sales and earnings, balance sheet flexibility and strength and/or strong earnings growth prospects. Its underlying investment philosophy is to buy businesses rather than just stocks. If the team's initial criteria are met and company meetings further satisfy the team's requirements, detailed financial analysis is then performed. This analysis includes internal earnings estimates and earnings/cash flow projections. The final decision is based on the team's assessment of the appreciation potential of a security relative to its target. This potential is evaluated in the context of short and long-term catalysts for the stock as well as the risk attributes of a particular investment.

In managing its portion of the fund's assets, Oberweis Asset Management, Inc. ("Oberweis") seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight factors. Oberweis considers or reviews the following factors and information as guidelines to identify such companies: (1) extraordinarily rapid growth in revenue; (2) extraordinarily rapid growth in pre-tax income; (3) a reasonable price/earnings ratio in relation to the company's underlying growth rate; (4) products or services that offer the opportunity for substantial future growth;
(5) favorable recent trends in revenue and earnings growth, ideally showing acceleration; (6) a reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins; (7) the company's financial statements, particularly footnotes, to identify unusual items which may indicate future problems; and (8) high relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

THE HARTFORD MUTUAL FUNDS                                                     11

                                        THE HARTFORD SELECT SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD SELECT SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.05%      1.05%      1.05%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)(4)                         0.35%      0.35%      0.34%
   Total annual operating expenses(4)(5)        1.65%(2)   2.40%      2.39%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated amounts for the current fiscal year.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.40% and 2.40%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  709     $  743      $342
   Year 3                                      $1,042     $1,048      $745

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  709      $243       $242
   Year 3                                      $1,042      $748       $745

THE HARTFORD MUTUAL FUNDS                                                     13
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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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INVESTMENT RISKS GENERALLY


Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). Each fund may invest in equity securities as part of its principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

FOREIGN INVESTMENTS


Each fund may invest in securities of foreign issuers and non-dollar securities and loans as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Each fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

THE HARTFORD MUTUAL FUNDS                                                     15

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION COMPANIES


Each fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

 16                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Select MidCap Growth Fund and Select SmallCap Growth Fund may have a relatively high portfolio turnover. Select MidCap Value Fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


Each fund has a name which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met due to changes in value or capitalization of portfolio assets, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition,

THE HARTFORD MUTUAL FUNDS                                                     17

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

IMPLEMENTATION OF PRINCIPAL INVESTMENT STRATEGIES FOR THE HARTFORD SELECT MIDCAP GROWTH FUND AND THE HARTFORD SELECT MIDCAP VALUE FUND


THE HARTFORD SELECT MIDCAP GROWTH FUND

CHARTWELL

In implementing a mid-cap strategy for the Select MidCap Growth Fund, the Chartwell team of managers and analysts rely on both proprietary and non-proprietary sources of information for the investment decisions, including direct company contacts, unbiased primary information sources, such as suppliers and customers, as well as Wall Street research for basic company and industry information. Individual securities are evaluated using conservative valuation parameters, measured against their historical levels and relative to a peer universe. Among the valuation metrics utilized are price to earnings, earnings growth rates, ratio of price to earnings to growth, price to cash flow, return on equity, return on assets, return on investments, as well as quarterly earnings expectations and results.

In constructing portfolios of sound investments, Chartwell utilizes a continuous process of fundamental research, evaluation, portfolio construction and monitoring. The investment universe comprises 800 securities ranging in market capitalization between $1.5 billion and $10 billion with a median of approximately $3 billion. The portfolio managers initiate investment ideas opportunistically, when securities are attractively valued, yet concentrate holdings in companies best positioned for rapid growth. The portfolio typically comprises 50-60 names. Chartwell's mid-cap growth investment style lies between growth at a reasonable price and momentum investing.

GSAM

In implementing a bottom-up investment process that seeks to identify high quality growth companies, the GSAM investment team conducts fundamental analysis of industry and company financials to determine the real worth of the business. In an effort to buy businesses poised for long-term growth, the research team focuses on companies with strong business franchises, favorable long-term prospects and exceptional management. In addition, analysts evaluate the strategic long-term growth capabilities of a business rather than short-term factors. The end result is a portfolio of high quality growth companies with relatively low turnover. The investment process begins with a universe of companies with market capitalizations ranging from $500 million to $13 billion. Investment ideas originate from internal investment group meetings, periodicals or through discussions with other companies under coverage. Companies are evaluated based on numerous investment criteria, namely dominant market shares, established brand names, pricing power, recurring revenue streams, free cash flow, high returns on invested capital, predictable and sustainable growth, long product life cycles, enduring competitive advantage, favorable demographics and excellent management. If the company meets the investment criteria, analysts create a financial model based on the balance sheet, income and cash flow statements and also calculate the company's total enterprise value. Analysts will also

 18                                                    THE HARTFORD MUTUAL FUNDS
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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

meet with management, competitors, customers and suppliers to assess the company's long-term fundamentals, business plan and current and future challenges. The portfolio ultimately consists of approximately 60-80 securities with a median market capitalization of $3 billion to $4 billion. Analysts concentrate on growth companies whose intrinsic business value is attractive relative to its stock price and is expected to increase over time. The expectation is that investing in a growth company at a discount provides a margin of safety and a potential for incremental return to the portfolio as the gap between the stock price and intrinsic value contracts. This is also a key component of GSAM's ability to manage risk over the long term. As it relates to risk management, GSAM employs a number of policies and procedures in portfolio construction, which include monitoring of sector, industry and stock exposures, and utilizes a variety of portfolio construction analysis tools.

NORTHERN CAPITAL

In implementing a mid-cap growth strategy to identify and select growth companies, the Northern Capital investment team combines traditional fundamental research with competitive analysis to rank securities based on the level and sustainability of their earnings growth. The team then constructs the portfolio by purchasing securities where the market price does not fully reflect the company's underlying growth prospects. This disciplined process is intended to produce long-term results that exceed the returns of the overall market over a full market cycle. The mid-cap coverage universe initially comprises some 350 companies based on the following criteria: market capitalizations generally between $1 billion to $12 billion, historical earnings per share growth faster than the market, leaders within their respective industries and strong competitive position. Investment analysts construct proprietary earnings models and competitive advantage rankings based on information gathered from various company and industry sources. Analysts' growth assumptions and competitive advantage rankings are also used to develop terminal price/earnings models that reflect analysts' assumptions about the sustainability of each company's long-term earnings. The portfolio is constructed from 50-60 of the most attractive stocks based on expected returns and consistent with industry diversification constraints.

THE HARTFORD SELECT MIDCAP VALUE FUND

ARTISAN

After identifying companies that appear to present investment opportunities, Artisan does in-depth financial analysis, looking primarily for three attributes: attractive valuation (securities selling at a value significantly below Artisan's estimate of the value of the business), favorable economics (cash-producing businesses that Artisan believes are capable of earning acceptable returns on capital over the company's business cycle) and sound financial condition (companies with an acceptable level of debt and positive cash flow). The research process involves several key steps, including an in-depth analysis of the financial statements, an examination of the company's competitive position within its industry, a thorough analysis and review of the company's resources, and a review of business economics and cash flows. Artisan will not initiate a position in a company unless it has a market capitalization between $1.5 billion and $10 billion at the time of initial investment by Artisan, though as long as an investment continues to meet Artisan's other investment criteria, Artisan may choose to hold and reinvest in a stock even if the company grows beyond the $10 billion capitalization level or falls below the $1.5 billion capitalization level.

The Artisan portion of the portfolio is broadly diversified by sector and security. Exposure to a single industry reflects Artisan's perception of investment opportunities within the market but does not exceed 25% of the Artisan portion of the portfolio (at market value at time of purchase). Positions are limited to a maximum of 5% of net assets of the Artisan portion of the portfolio (at market value at time of purchase). Artisan tries to maintain a cash

THE HARTFORD MUTUAL FUNDS                                                     19
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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

position of no more than 5% of net assets of the Artisan portion of the portfolio, although cash flows from shareholder investments and redemptions and purchases and sales of portfolio securities may cause the cash position of the Artisan portion of the portfolio to be larger or smaller.

Stocks generally are sold when Artisan thinks the stock is too expensive compared to its estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, the company exhibits deteriorating fundamentals or more attractive alternatives are identified.

CRM

CRM's mid-cap value strategy is bottom-up with an initial stock universe of 1,000-1,200 securities with market capitalization ranging from $1 billion -- $10 billion, at purchase. Initial stock purchases represent 1-5% of the account depending on the liquidity of the individual security. The maximum position size may be allowed to appreciate to no more than 8% of the account. Although the firm's investment style is clearly bottom-up, CRM adheres to broad sector limits of 35% of the portfolio. A typical portfolio will hold 50-65 securities with an average annual turnover of 40-60%.

The investment process begins by the early identification of dynamic change that is material to the operations of a publicly traded company. CRM is attracted to companies, which will look different tomorrow -- operationally, financially, managerially -- when compared to yesterday. In its experience, this change often creates confusion and misunderstanding which can lead to undervaluation by the market. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of manufacturing/distribution, regulatory change, etc. Once change is identified, CRM conducts an appraisal of the business by producing a financial model based principally upon projected cash flow (which normalizes the inconsistencies of GAAP reported earnings). This appraisal is evaluated in the context of what the market is willing to pay for comparable companies as publicly traded stocks and also what a strategic buyer would pay for the whole company. CRM also evaluates the degree of recognition of the business by investors by monitoring the number and opinions of sell side analysts who closely follow the company and the nature of the shareholder base. Before deciding to purchase a stock, CRM typically conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

Ideas are generated from a variety of sources including: qualitative; news services; event driven information; quantitative screens; price/neglect and metrics/valuation relationships; 'Connecting the Dots' research; companies within the same industry and companies in separate industries. CRM's ideas are generated internally with tremendous interaction between the group of 20 investment research professionals. The investment professionals regularly meet companies around the country and sponsor more than 300 company/management meetings. Approximately, 90% of its research is internally sourced through a variety of means. With a research staff of 20, most of CRM's company research will be done in house as opposed to using outside sources. However, CRM does use outside sources to corroborate its conclusions and to see what expectations others may have for a company.

STERLING


Sterling's stock selection process begins with a universe of companies with market capitalization ranging from $1 billion to $10 billion. This universe includes over 1,500 companies and incorporates a full range of industries and sectors. Sterling uses both structured and non-structured screens to narrow this universe, resulting in list of 100-200 companies that are more closely analyzed as potential investments. With a focus on fundamentals, Sterling's equity investment team seeks businesses with strong cash flow, a competitive advantage, balance sheet strength and above average profitability. The team is also looking for quality

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

management with characteristics of insider ownership, fair incentive compensation, and a long-term history of skilled capital allocation decisions. In establishing a company's intrinsic value, the firm utilizes multiple valuation tools. The primary valuation technique employed is a comprehensive discounted cash flow model. Buy and sell targets are based on Sterling's estimate of intrinsic value. The valuation generated is assessed using a market-based approach and compared versus private transactions among industry peers for reasonableness. Sterling maintains a proprietary database of mergers and acquisitions by industry and the corresponding metrics for each transaction.

Once each investment candidate is thoroughly researched and reviewed, Sterling constructs a "best ideas" portfolio consisting of 30-50 stocks. Portfolio risk is controlled based on multiple criteria within the portfolio, including a rigorously followed sell discipline. The equity team remains aware of and seeks to avoid significant sector concentration, with no more than a 15-percentage point overweight versus the benchmark.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month each fund's largest ten holdings. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

THE HARTFORD MUTUAL FUNDS                                                     21
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MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $323 billion in assets as of December 31, 2005. At the same time, HIFSCO had over $29 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

LITIGATION AND REGULATORY ACTIONS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies.

While no enforcement actions have been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is

 22                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and certain of the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISERS


Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the Select MidCap Growth Fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of December 31, 2005, Chartwell managed over $5.1 billion in assets for over 130 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.

Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the Select MidCap Growth Fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of December 31, 2005, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., had assets under management of approximately $496.1 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.

Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the Select MidCap Growth Fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of December 31, 2005, Northern Capital had investment management authority over $1.9 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.

Artisan Partners Limited Partnership ("Artisan") is an investment sub-adviser to the Select MidCap Value Fund. Artisan, a Delaware limited partnership, is a registered investment adviser providing investment management services to pension and profit sharing plans, trusts, endowments, foundations and charitable organizations and investment management and, in some cases, administrative services to investment companies. As of December 31, 2005, Artisan had investment management authority over approximately $44.7 billion in assets. Artisan is principally located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Cramer Rosenthal McGlynn, LLC ("CRM") is an investment sub-adviser to the Select MidCap Value Fund. CRM is an investment management company providing services to the institutional community representing corporate pensions, public funds, educational, community, religious and private endowments and foundations, as well as investment companies and individuals. As of December 31, 2005, Cramer Rosenthal McGlynn

THE HARTFORD MUTUAL FUNDS                                                     23

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

had approximately $8.72 billion in assets under management. CRM is principally located at 520 Madison Avenue, New York, NY, 10022.

Sterling Capital Management LLC ("Sterling") is an investment sub-adviser to the Select MidCap Value Fund. Sterling, a North Carolina limited liability company, is an investment firm that provides investment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 2005, Sterling had investment authority over approximately $9.7 billion in assets. Sterling is principally located at 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211.

Jennison Associates LLC ("Jennison") is an investment sub-adviser to the Select SmallCap Growth Fund. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Jennison provides investment management services primarily to corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker-dealers. Founded in 1969, Jennison managed approximately $72 billion in assets as of December 31, 2005. Jennison is located at 466 Lexington Avenue, New York, New York 10017.

Oberweis Asset Management, Inc. ("Oberweis") is an investment sub-adviser to the Select SmallCap Growth Fund. Oberweis is located at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532 and is a boutique investment firm that focuses on investments in rapidly growing firms. Established in 1989, Oberweis provides investment advice to funds, institutions and individual investors on a broad range of investment products. As of December 31, 2005, Oberweis had approximately $1.8 billion in assets under management.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

SELECT SMALLCAP GROWTH FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       1.05%
Next $500 million                        1.00%
Amount Over $1 billion                   0.95%

SELECT MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       1.00%
Next $500 million                        0.95%
Amount Over $1 billion                   0.90%

SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       0.90%
Next $500 million                        0.85%
Amount Over $1 billion                   0.80%

For each fund's fiscal year ended October 31, 2005, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                      10/31/2005
---------                                      ----------
The Hartford Select MidCap Growth Fund           0.90%
The Hartford Select MidCap Value Fund            1.00%
The Hartford Select SmallCap Growth Fund         1.05%

A discussion regarding the basis for the board of directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2005.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

SELECT MIDCAP GROWTH FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers.

CHARTWELL INVESTMENT PARTNERS, L.P. The portion of the fund allocated to Chartwell is co-managed by Edward N. Antoian and Mark J. Cunneen.

Edward N. Antoian, Managing Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Antoian joined Chartwell in 1997 and has been the co-portfolio manager for Chartwell's Small Cap Growth and Mid Cap Growth Products where he is responsible for securities analysis in the Consumer, Healthcare & Services sectors. From 1984 to 1997, he was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds.

Mark J. Cunneen, Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Cunneen joined Chartwell in 2003 as Partner and Senior Portfolio Manager for the Mid Cap Growth Product where he is responsible for securities analysis in the Consumer Sector. Prior to joining Chartwell, he was a Managing Partner and Portfolio Manager at Churchfield Capital, where he founded and managed long/short equity hedge funds from 2002 to 2003. From 2000 to 2002, Mr. Cunneen was employed by J & W Seligman as a Portfolio Manager and was head of the Small Cap Growth Product.

Mr. Antoian and Mr. Cunneen make investment decisions for the Select MidCap Growth Fund at both the individual and the team level.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. The portion of the fund allocated to GSAM is co-managed by a team of investment professionals led by Chief Investment Officers David G. Shell, Steven M. Barry and Greg H. Ekizian.

David G. Shell, Managing Director and Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Shell joined GSAM as a portfolio manager in 1997. Mr. Shell has primary responsibility for investment research in entertainment, cable television, broadcasting, telecommunications and wireless communications.

Steven M. Barry, Managing Director and Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Barry joined GSAM as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management. Mr. Barry is responsible for the team's mid-cap growth strategy and has primary responsibility for investment research in industrials and multi-industry companies.

Gregory H. Ekizian, Managing Director and Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ekizian joined GSAM as portfolio manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Ekizian has primary responsibility for investment research in household and personal care, beverages, publishing, pharmaceuticals, restaurants, consumer promotion and lodging.

NORTHERN CAPITAL MANAGEMENT, LLC The portion of the fund allocated to Northern is co-managed by Daniel T. Murphy and Brian A. Hellmer.

Daniel T. Murphy, President and Chief Investment Officer at Northern Capital, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Murphy joined Northern Capital in

THE HARTFORD MUTUAL FUNDS                                                     25

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

1995 and has been President and Chief Investment Officer at Northern Capital during the past ten years. He heads the investment management group, where he is responsible for all aspects of portfolio management. He is also Chairman of Northern Capital's Investment Committee, where he participates in the firm's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation modeling. Mr. Murphy also conducts primary research and stock selection activities for various industry groups and manages the research efforts of three other analysts. Mr. Murphy has responsibility for the final decision on investment.

Brian A. Hellmer, Senior Vice President and Director of Research at Northern Capital, has served as a co-portfolio manager of the fund since its inception
(2005). Mr. Hellmer joined Northern Capital in 1996 and has been Director of Research at Northern Capital during the past nine years. He manages investment analysts and traders, and has portfolio management responsibility for client accounts. He is also a member of Northern Capital's Investment Committee, where he participates in Northern Capital's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation efforts. He also conducts primary research and stock selection activities for various industry groups and manages the research efforts of three other analysts.

SELECT MIDCAP VALUE FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers.

ARTISAN PARTNERS LIMITED PARTNERSHIP The portion of the fund allocated to Artisan is co-managed by James C. Kieffer and Scott C. Satterwhite.

James C. Kieffer, Managing Director of Artisan, has served as a portfolio manager for Artisan, sub-adviser to the Fund, since the Fund's inception (2005). Mr. Kieffer has co-managed Artisan's Mid-Cap Value equity portfolios, including Artisan Mid Cap Value Fund, since November 2001 and has been portfolio manager of Artisan's Small-Cap Value equity portfolios, including Artisan Small Cap Value Fund, since July 2000. Mr. Kieffer joined Artisan as an investment analyst in 1997.

Scott C. Satterwhite, Managing Director of Artisan, has served as portfolio manager for Artisan, sub-adviser to the Fund, since the Fund's inception (2005). Mr. Satterwhite has co-managed Artisan's Mid-Cap Value equity portfolios, including Artisan Mid Cap Value Fund, since November 2001 and has been portfolio manager of Artisan's Small-Cap Value equity portfolios, including Artisan Small Cap Value Fund, since joining Artisan as a portfolio manager in 1997.

All members of Artisan's Mid-Cap Value investment team, including Messrs. Kieffer and Satterwhite, conduct investment research. Each team member works independently to develop investment ideas, though final purchase and sale decisions with respect to portfolio securities are the joint responsibility of Mr. Kieffer and Mr. Satterwhite as portfolio managers.

CRAMER ROSENTHAL MCGLYNN, LLC The portion of the fund allocated to CRM is co-managed by Jay B. Abramson and Robert Rewey, III.

Jay B. Abramson, President, Chief Investment Officer and Equity Portfolio Manager, has served as portfolio manager of the fund since its inception (2005). Mr. Abramson joined CRM as a portfolio manager in 1985. Mr. Abramson has overall responsibility for the investment group.

Robert Rewey III, CFA, Vice President, Equity Portfolio Manager and Senior Research Analyst of CRM, has served as portfolio manager of the fund since its inception (2005). Mr. Rewey joined CRM as a portfolio manager in 2003. Prior to joining CRM, Mr. Rewey spent eight years as a portfolio manager and senior analyst at Sloate, Weisman, Murray & Co., Inc. Mr. Rewey is responsible for portfolio management and research for the investment group.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

STERLING CAPITAL MANAGEMENT LLC The portion of the fund allocated to Sterling is co-managed by Patrick Rau and Timothy Beyer.

Patrick Rau, Director and Principal, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Rau joined Sterling as a portfolio manager in 2001. From 1995 to 2001, Mr. Rau was a portfolio manager at Bank of America Capital Management.

Timothy Beyer, Director and Principal, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Beyer joined Sterling as a portfolio manager in 2004. From 2003 to 2004, Mr. Beyer was a portfolio manager at AIM Investments Inc. From 2000 to 2003, he was a portfolio manager at USAA Investment Management Co.

The equity portfolio managers and analysts at Sterling work as an investment team, with each member of the group conducting investment research in a generalist capacity. The team's co-portfolio managers share final decision-making authority with regard to all buy and sell decisions.

SELECT SMALLCAP GROWTH FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers.

JENNISON ASSOCIATES LLC John P. Mullman, CFA, and Jason M. Swiatek, CFA, are the portfolio managers for the portion of the fund allocated to Jennison. Mr. Mullman generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

John P. Mullman is a Senior Vice President of Jennison, which he joined in August 2000. He has been managing institutional small cap portfolios since 1996. Mr. Mullman joined Prudential in 1987 as an Associate in the Corporate Finance Group where he originated a variety of private placement investments including fixed rate debt securities, leverage buyouts, ESOP financings and asset-backed investments. From 1991 to 1995, he served as a Vice President in Prudential's Financial Restructuring Group where he managed a $500 million portfolio of privately placed debt and equity securities in financially troubled or over-leveraged companies. Mr. Mullman managed the work-outs of over 20 distressed investments through a variety of out-of-court restructurings, bankruptcies and complex recapitalizations. He received a B.A. in Economics from the College of the Holy Cross in 1982 and a M.B.A. from Yale University in 1987. Mr. Mullman is a member of The New York Society of Security Analysts, Inc. He has managed the portion of the fund allocated to Jennison since October 2005.

Jason M. Swiatek is a Vice President of Jennison, which he joined in August 2000. Mr. Swiatek joined Prudential in 1995 as a Financial Reviewer for the Asset Management Group. He then moved to Prudential's Global Growth Equities team in 1996 before joining the small cap equity team in January 1999. Prior to Prudential, Mr. Swiatek worked at Munistat/PFA, Inc. and the Center for Entrepreneurship. He received a B.S. in Finance, summa cum laude from Canisius College in 1995. Mr. Swiatek is a member of The New York Society of Security Analysts, Inc. He has managed the portion of the fund allocated to Jennison since October 2005.

The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

THE HARTFORD MUTUAL FUNDS                                                     27

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

OBERWEIS ASSET MANAGEMENT, INC. James W. Oberweis, CFA, President and Portfolio Manager of Oberweis, is primarily responsible for the day-to-day management of the portion of the fund's assets allocated to Oberweis. Mr. Oberweis specializes exclusively in managing portfolios of high growth small cap companies. Mr. Oberweis has been Director of the firm since 2003, President since 2001, a Portfolio Manager since 1995, and was Vice President of the firm from 1995 to 2001. Mr. Oberweis is a holder of the Charter Financial Analyst (CFA) designation, and earned an M.B.A. with high honors from the University of Chicago and a B.S. in computer science from the University of Illinois. Mr. Oberweis is a member of the Young Presidents Organization (YPO), the Economic Club of Chicago and the Association for Investment Management and Research
(AIMR).

 28                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. The funds also offer Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS

Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the board of directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS

The Company, on behalf of its funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund.

THE HARTFORD MUTUAL FUNDS                                                     29

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not interested persons of the funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                      DEALER
                         AS A % OF     AS A %     COMMISSION AS
                         OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000          5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999       4.50%       4.71%          4.00%
$100,000 -- $249,999       3.50%       3.63%          3.00%
$250,000 -- $499,999       2.50%       2.56%          2.00%
$500,000 -- $999,999       2.00%       2.04%          1.75%
$1 million or more(1)         0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The

THE HARTFORD MUTUAL FUNDS                                                     31

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 5.50% maximum sales charge at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of The Hartford Mutual Funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all

 32                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

THE HARTFORD MUTUAL FUNDS                                                     33

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent. The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $550,000 per Financial Intermediary for the calendar year ended December 31, 2005.

As of January 1, 2006, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., AIG Financial Advisors, AmeriMutual Funds Distributor, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp.,

THE HARTFORD MUTUAL FUNDS                                                     35

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Gold Trust Company, Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, J.P. Morgan Retirement Plan Services, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holdings, Inc., NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James Financial Services and Associates, Robert W. Baird, Royal Alliance Associates, Inc., Securities America, Inc., Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., T.Rowe Price Investment Services, Inc., UBS Financial Services Inc., US Bancorp Investments Inc., Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. In 2005 (ending December 31, 2005) HIFSCO provided additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). HIFSCO paid Edward Jones approximately $70 million additional profit-sharing based compensation to terminate the arrangement effective December 31, 2005. In addition, HIFSCO paid Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $23.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $36.9 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens

 36                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

an account. What this means for you: When you open an account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                        ADDRESS:                                               PHONE NUMBER:
               THE HARTFORD MUTUAL FUNDS                                 1-888-THE-STAG (843-7824)
                     P.O. BOX 9140                            OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
               MINNEAPOLIS, MN 55480-9140                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     37

BUYING SHARES


 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  (INTERNET     - Visit www.hartfordinvestor.com.
  GRAPHIC)      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - To purchase shares directly from your bank account, you
                  must first add your banking information online, by
                  selecting the Add Bank Instructions function.
                - Once bank instructions have been established, select
                  "Purchase Shares" from the "Work with Fund" menu, next to
                  the fund you want to purchase into.
                - Follow the instructions on the Purchase Shares Request
                  pages to complete and submit the request.
                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 ON THE PHONE
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  (PHONE          ACCOUNT
  GRAPHIC)      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - To place your order with a representative, call the
                  transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                  EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                  exchange.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

 38                                                    THE HARTFORD MUTUAL FUNDS

 IN WRITING:
 WITH CHECK
                - Make out a check for the investment amount, payable to
  (CHECK          "The Hartford Mutual Funds."
  GRAPHIC)      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140
 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  (ARROW          share class, account number, the name(s) in which the
  GRAPHIC)        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 BY WIRE
                - Instruct your bank to wire the amount of your investment
  (WIRE           to:
  GRAPHIC)          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
                  Specify the fund name, share class, your account number
                  and the name(s) in which the account is registered. Your
                  bank may charge a fee to wire funds.

                                 PHONE NUMBER:
                           1-888-THE-STAG (843-7824)
                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     39

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Selling Shares in Writing").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BUILDING       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $500 or more will be wired on the
                  next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $500 may be sent by EFT or by check.
                  Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee
                  for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

 40                                                    THE HARTFORD MUTUAL FUNDS

 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [INTERNET     - Visit www.hartfordinvestor.com
  GRAPHIC]      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                Note: Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e.,
                      SEP, SIMPLE and 403(b) plans), you will not be allowed
                      to enter a redemption request for these types of
                      accounts online.
                TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                  MAILED TO YOUR ADDRESS OF RECORD
                - Select "Redeem Shares" from the "Work with Fund" menu,
                  next to the fund you want to redeem from.
                - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.
                TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services" under Transaction Policies.

                        ADDRESS:                                               PHONE NUMBER:
               THE HARTFORD MUTUAL FUNDS                                 1-888-THE-STAG (843-7824)
                     P.O. BOX 64387                           OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                ST. PAUL, MN 55164-0387                        ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     41

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction from the trustee(s).
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Medallion signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Medallion signature guarantee.
                - New application or W-9 form.
                - Tax waiver if required by state.

 42                                                    THE HARTFORD MUTUAL FUNDS

    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Medallion signature guarantee (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     43

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

 44                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemptions are not permitted on accounts whose addresses have changed within the past 30 days. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain of The Hartford Mutual Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can

THE HARTFORD MUTUAL FUNDS                                                     45

TRANSACTION POLICIES
--------------------------------------------------------------------------------

increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request is received within the 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of a fund in your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within

THE HARTFORD MUTUAL FUNDS                                                     47

TRANSACTION POLICIES
--------------------------------------------------------------------------------

three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund. Deliver your first investment check ($50 minimum per fund) made payable to "The Hartford Mutual Funds" and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

THE HARTFORD MUTUAL FUNDS                                                     49

TRANSACTION POLICIES
--------------------------------------------------------------------------------

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2005 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.

THE HARTFORD SELECT MIDCAP GROWTH FUND -- CLASS A


                                                               PERIOD ENDED:
                                                                 1/01/05-
                                                                10/31/2005
CLASS A -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.06
Income from Investment Operations:
Net investment income (loss)                                        (0.06)
Net realized and unrealized gain (loss) on investments               0.14
                                                                  -------
Total from investment operations                                     0.08
Less distributions:
  Dividends from net investment income                               0.00
  Distributions from capital gains                                   0.00
  Returns of capital                                                 0.00
                                                                  -------
Total distributions                                                  0.00
                                                                  -------
Net asset value, end of period                                     $10.14
                                                                  =======
TOTAL RETURN(1)(3)                                                  0.80%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $14,995
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    2.22%(4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    1.50%(4)(5)
Ratio of net investment income (loss) to average net assets        (0.95%)(4)
Portfolio turnover rate(2)                                            97%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.49%, 2.24% and 2.24% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SELECT MIDCAP GROWTH FUND -- CLASS B


                                                               PERIOD ENDED:
                                                                1/01/2005-
                                                                10/31/2005
CLASS B -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.06
Income from Investment Operations:
Net investment income (loss)                                       (0.09)
Net realized and unrealized gain (loss) on investments              0.11
                                                                  ------
Total from investment operations                                    0.02
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                    $10.08
                                                                  ======
TOTAL RETURN(1)(3)                                                 0.20%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $2,354
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   3.35% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.25% (4)(5)
Ratio of net investment income (loss) to average net assets       (1.70%)(4)
Portfolio turnover rate(2)                                           97%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.49%, 2.24% and 2.24% for Classes A, B and C respectively.

 52                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SELECT MIDCAP GROWTH FUND -- CLASS C


                                                               PERIOD ENDED:
                                                                1/01/2005-
                                                                10/31/2005
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.06
Income from Investment Operations:
Net investment income (loss)                                       (0.09)
Net realized and unrealized gain (loss) on investments              0.11
                                                                  ------
Total from investment operations                                    0.02
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                    $10.08
                                                                  ======
TOTAL RETURN(1)(3)                                                 0.20%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $1,741
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   3.26% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.25% (4)(5)
Ratio of net investment income (loss) to average net assets       (1.70%)(4)
Portfolio turnover rate(2)                                           97%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.49%, 2.24% and 2.24% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SELECT MIDCAP VALUE FUND -- CLASS A


                                                               PERIOD ENDED:
                                                                4/29/2005-
                                                                10/31/2005
CLASS A -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00
Income from Investment Operations:
Net investment income (loss)                                         0.00(6)
Net realized and unrealized gain (loss) on investments               0.79
                                                                  -------
Total from investment operations                                     0.79
Less distributions:
  Dividends from net investment income                               0.00
  Distributions from capital gains                                   0.00
  Returns of capital                                                 0.00
                                                                  -------
Total distributions                                                  0.00
                                                                  -------
Net asset value, end of period                                     $10.79
                                                                  =======
TOTAL RETURN(1)(3)                                                  7.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $22,423
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    1.67% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    1.55% (4)(5)
Ratio of net investment income (loss) to average net assets        (0.08%)(4)
Portfolio turnover rate(2)                                            30%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.54%, 2.29% and 2.29% for Classes A, B and C respectively.
(6) Net Investment Income (Loss) is less than a penny a share.

 54                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SELECT MIDCAP VALUE FUND -- CLASS B


                                                               PERIOD ENDED:
                                                                4/29/2005-
                                                                10/31/2005
CLASS B -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                       (0.03)
Net realized and unrealized gain (loss) on investments              0.78
                                                                  ------
Total from investment operations                                    0.75
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                    $10.75
                                                                  ======
TOTAL RETURN(1)(3)                                                 7.50%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $1,714
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.64% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.30% (4)(5)
Ratio of net investment income (loss) to average net assets       (0.92%)(4)
Portfolio turnover rate(2)                                           30%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.54%, 2.29% and 2.29% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     55

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SELECT MIDCAP VALUE FUND -- CLASS C


                                                               PERIOD ENDED:
                                                                4/29/2005-
                                                                10/31/2005
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00
Income from Investment Operations:
Net investment income (loss)                                        (0.03)
Net realized and unrealized gain (loss) on investments               0.78
                                                                  -------
Total from investment operations                                     0.75
Less distributions:
  Dividends from net investment income                               0.00
  Distributions from capital gains                                   0.00
  Returns of capital                                                 0.00
                                                                  -------
Total distributions                                                  0.00
                                                                  -------
Net asset value, end of period                                     $10.75
                                                                  =======
TOTAL RETURN(1)(3)                                                  7.50%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $2,885
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    2.53% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    2.30% (4)(5)
Ratio of net investment income (loss) to average net assets        (0.96%)(4)
Portfolio turnover rate(2)                                            30%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.54%, 2.29% and 2.29% for Classes A, B and C respectively.

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SELECT SMALLCAP GROWTH FUND -- CLASS A


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                                10/31/2005
CLASS A -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                       (0.01)
Net realized and unrealized gain (loss) on investments             (0.41)
                                                                  ------
Total from investment operations                                   (0.42)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.58
                                                                  ======
TOTAL RETURN(1)(3)                                                (4.20%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $5,217
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.65% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.65% (4)
Ratio of net investment income (loss) to average net assets       (0.76%)(4)
Portfolio turnover rate(2)                                            4%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SELECT SMALLCAP GROWTH FUND -- CLASS B


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                                10/31/2005
CLASS B -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                       (0.01)
Net realized and unrealized gain (loss) on investments             (0.42)
                                                                  ------
Total from investment operations                                   (0.43)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.57
                                                                  ======
TOTAL RETURN(1)(3)                                                (4.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $199
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.40% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.40% (4)
Ratio of net investment income (loss) to average net assets       (1.51%)(4)
Portfolio turnover rate(2)                                            4%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.

 58                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SELECT SMALLCAP GROWTH FUND -- CLASS C


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                                10/31/2005
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                       (0.01)
Net realized and unrealized gain (loss) on investments             (0.42)
                                                                  ------
Total from investment operations                                   (0.43)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.57
                                                                  ======
TOTAL RETURN(1)(3)                                                (4.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $204
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.39% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.39% (4)
Ratio of net investment income (loss) to average net assets       (1.52%)(4)
Portfolio turnover rate(2)                                            4%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     59

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")
          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures. We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

 60                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                     61

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 62                                                    THE HARTFORD MUTUAL FUNDS

                                              FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

NAME                                           CLASS SHARES    FUND CODE    CUSIP NUMBER    SYMBOL
----                                           ------------    ---------    ------------    ------
   The Hartford Select MidCap Growth Fund           A            1201        416648640      HSMAX
   The Hartford Select MidCap Growth Fund           B            1202        416648632      HSMBX
   The Hartford Select MidCap Growth Fund           C            1203        416648624      HTSCX
   The Hartford Select MidCap Value Fund            A            1213        416648517      HFVAX
   The Hartford Select MidCap Value Fund            B            1214        416648491      HSVBX
   The Hartford Select MidCap Value Fund            C            1215        416648483      HFVCX
   The Hartford Select SmallCap Growth Fund         A            1248        416648467      HFSAX
   The Hartford Select SmallCap Growth Fund         B            1249        416648459      HFSBX
   The Hartford Select SmallCap Growth Fund         C            1250        416648442      HFSCX

THE HARTFORD MUTUAL FUNDS

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD MUTUAL FUNDS

                                          CLASS A, CLASS B AND CLASS C SHARES

                                          PROSPECTUS
                                          MARCH 1, 2006
                                          (AS SUPPLEMENTED
                                          MARCH 15, 2006)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD ALLOCATION FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE       THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD GROWTH ALLOCATION FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD BALANCED ALLOCATION FUND
                                                      THE HARTFORD CONSERVATIVE ALLOCATION FUND
                                                      THE HARTFORD INCOME ALLOCATION FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Aggressive Growth Allocation Fund                         3
goals, principal strategies,              The Hartford Growth Allocation Fund                                    8
main risks, performance                   The Hartford Balanced Allocation Fund                                 14
and expenses                              The Hartford Conservative Allocation Fund                             20
                                          The Hartford Income Allocation Fund                                   26

Description of other                      Investment strategies and investment matters                          31
investment strategies and                 Terms used in this prospectus                                         57
investment risks

Investment manager and                    Management of the funds                                               58
management fee information

Information on your                       About your account                                                    64
account                                   Choosing a share class                                                64
                                          How sales charges are calculated                                      66
                                          Sales charge reductions and waivers                                   67
                                          Opening an account                                                    72
                                          Buying shares                                                         73
                                          Selling shares                                                        75
                                          Transaction policies                                                  79
                                          Dividends and account policies                                        83
                                          Additional investor services                                          84

Further information on                    Financial highlights                                                  86
the funds                                 Privacy policy                                                       101
                                          Fund code, CUSIP number and symbol                                   104
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds.

Each fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc. Each fund is a "fund of funds," and diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described below under "Principal Investment Strategy" for each fund, the "Underlying Funds").

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). As the investment manager, HIFSCO administers the asset allocation program and provides the day-to-day portfolio management for each fund. The day-to-day portfolio management of each of the Underlying Funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and each Underlying Fund's sub-adviser(s) is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Aggressive Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds. It does this by investing in a combination of other Hartford Mutual Funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson Associates, Inc. ("Ibbotson"). Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

  - Allocating the fund's assets among Class Y shares of Underlying Funds (both domestic and international equity funds) based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

  - Under normal market conditions, allocating the fund's investments in the Underlying Funds generally to achieve 100% of assets in equity funds, although this percentage may vary from time to time.

  - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital
  Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund

The Underlying Funds in which the fund invested in as of December 31, 2005 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2005

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund

THE HARTFORD MUTUAL FUNDS                                                      3

                                  THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

The Hartford Growth Opportunities Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital
  Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk and value investing risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Because the fund, through an Underlying Fund, may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                  THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2005
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 20%
  10                                   8.12%
   0
 -10
 -20

                                       2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 5.17% (3rd quarter, 2005) and the lowest quarterly return was -3.19% (1st quarter, 2005).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      5

                                  THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 05/28/04)
   Class A Return Before Taxes                       2.14%         9.35%
   Class A Return After Taxes on Distributions       1.91%         9.17%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               1.43%         7.89%
   Class B Return Before Taxes                       2.41%        10.16%
   Class C Return Before Taxes                       6.32%        12.45%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                                4.91%         8.99%(1)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 5/31/04 - 12/31/05

 6                                                     THE HARTFORD MUTUAL FUNDS

                                  THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A        CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%           None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)       5.00%      1.00%
   Exchange fees                                 None           None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%          0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)       1.00%      1.00%
   Other expenses(3)                            0.40%          0.44%      0.33%
   Underlying Fund fees and expenses            0.96%          0.96%      0.96%
   Total annual operating expenses(3)(4)        1.81%(2)       2.60%      2.49%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.30% and 2.30%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  724     $  763     $  352
   Year 3                                      $1,088     $1,108     $  776
   Year 5                                      $1,476     $1,580     $1,326
   Year 10                                     $2,560     $2,739     $2,826

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  724     $  263     $  252
   Year 3                                      $1,088     $  808     $  776
   Year 5                                      $1,476     $1,380     $1,326
   Year 10                                     $2,560     $2,739     $2,826

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

  - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

  - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

  - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

 8                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

The Underlying Funds in which the fund invested in as of December 31, 2005 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2005

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME FUNDS
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

THE HARTFORD MUTUAL FUNDS                                                      9

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2005
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 20%
  10                                   7.29%
   0
 -10
 -20

                                       2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 4.43% (3rd quarter, 2005) and the lowest quarterly return was -2.80% (1st quarter, 2005).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     11

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 05/28/04)
   Class A Return Before Taxes                      1.42%          7.70%
   Class A Return After Taxes on Distributions      1.05%          7.43%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              0.98%          6.44%
   Class B Return Before Taxes                      1.65%          8.54%
   Class C Return Before Taxes                      5.66%         10.85%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               4.91%          8.99%(1)
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                           2.43%          4.55%(1)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 5/31/04 - 12/31/05

 12                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.27%      0.33%      0.27%
   Underlying Fund fees and expenses            0.91%      0.91%      0.91%
   Total annual operating expenses(3)(4)        1.63%(2)   2.44%      2.38%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.55%, 2.20% and 2.20%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  707     $  747     $  341
   Year 3                                      $1,036     $1,061     $  742
   Year 5                                      $1,388     $1,501     $1,270
   Year 10                                     $2,377     $2,573     $2,716

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  707     $  247     $  241
   Year 3                                      $1,036     $  761     $  742
   Year 5                                      $1,388     $1,301     $1,270
   Year 10                                     $2,377     $2,573     $2,716

THE HARTFORD MUTUAL FUNDS                                                     13

THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Balanced Allocation Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

  - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

  - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 60% of assets in equity funds and approximately 40% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

  - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

 14                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

The Underlying Funds in which the fund invested in as of December 31, 2005 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2005

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

THE HARTFORD MUTUAL FUNDS                                                     15

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 16                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares. The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2005
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 20%
  10                                   6.31%
   0
 -10
 -20

                                       2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 3.53% (3rd quarter, 2005) and the lowest quarterly return was -2.34% (1st quarter, 2005).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     17

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                          LIFE OF FUND
                                               1 YEAR   (SINCE 05/28/04)
   Class A Return Before Taxes                  0.47%        5.79%
   Class A Return After Taxes on
   Distributions                               -0.15%        5.28%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares        0.31%        4.64%
   Class B Return Before Taxes                  0.59%        6.41%
   Class C Return Before Taxes                  4.59%        8.80%
   S&P 500 Index (reflects no deduction for
   fees, expenses or taxes)                     4.91%        8.99%(1)
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses
   or taxes)                                    2.43%        4.55%(1)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 5/31/04 - 12/31/05.

 18                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                None(1)     5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.21%      0.27%      0.21%
   Underlying Fund fees and expenses            0.85%      0.85%      0.85%
   Total annual operating expenses(3)(4)        1.51%(2)   2.32%      2.26%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  695     $  735     $  329
   Year 3                                      $1,001     $1,024     $  706
   Year 5                                      $1,328     $1,440     $1,210
   Year 10                                     $2,252     $2,450     $2,595

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  695     $  235     $  229
   Year 3                                      $1,001     $  724     $  706
   Year 5                                      $1,328     $1,240     $1,210
   Year 10                                     $2,252     $2,450     $2,595

THE HARTFORD MUTUAL FUNDS                                                     19

THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Conservative Allocation Fund seeks current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds. The equity fund allocation is intended to add diversification and enhance returns. It does this by investing in a combination of other Hartford Mutual Funds -- the Underlying
Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

  - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

  - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 60% of assets in fixed income funds and approximately 40% of assets in equity funds, although these percentages may vary from time to time. The fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality, while the equity component will be comprised of domestic and international equity funds.

  - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund

 20                                                    THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2005 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2005

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, stock fund risk and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

THE HARTFORD MUTUAL FUNDS                                                     21

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2005
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 20%
  10                                   4.68%
   0
 -10
 -20

                                       2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 2.17% (3rd quarter, 2005) and the lowest quarterly return was -1.56% (1st quarter, 2005).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     23

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 05/28/04)
   Class A Return Before Taxes                      -1.12%         3.47%
   Class A Return After Taxes on Distributions      -2.21%         2.51%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -0.60%         2.43%
   Class B Return Before Taxes                      -1.02%         4.10%
   Class C Return Before Taxes                       2.88%         6.46%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                                4.91%         8.99%(1)
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            2.43%         4.55%(1)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 5/31/04 - 12/31/05

 24                                                    THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.18%      0.28%      0.22%
   Underlying Fund fees and expenses            0.81%      0.81%      0.81%
   Total annual operating expenses(3)(4)        1.44%(2)   2.29%      2.23%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.05% and 2.05%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  689     $  732     $  326
   Year 3                                      $  980     $1,015     $  697
   Year 5                                      $1,294     $1,425     $1,195
   Year 10                                     $2,179     $2,409     $2,565

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  689     $  232     $  226
   Year 3                                      $  980     $  715     $  697
   Year 5                                      $1,294     $1,225     $1,195
   Year 10                                     $2,179     $2,409     $2,565

THE HARTFORD MUTUAL FUNDS                                                     25

THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Allocation Fund seeks current income and, as a secondary objective, capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goals through investment in a combination of fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

  - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

  - Under normal market conditions, allocating the fund's investments in the Underlying Funds generally to achieve 100% of assets in fixed income funds. The fixed income funds in which the fund may invest will be comprised of fixed income funds investing in several asset classes of varying credit quality.

  - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2005 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2005

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

THE HARTFORD MUTUAL FUNDS                                                     27

                                             THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2005
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 20%
  10                                   1.60%
   0
 -10
 -20

                                       2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 1.79% (3rd quarter, 2005) and the lowest quarterly return was -0.69% (1st quarter, 2005).
--------------------------------------------------------------------------------

 28                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 05/28/04)
   Class A Return Before Taxes                      -2.99%        -0.06%
   Class A Return After Taxes on Distributions      -4.35%        -1.29%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -1.94%        -0.76%
   Class B Return Before Taxes                      -4.00%        -0.35%
   Class C Return Before Taxes                      -0.10%         2.11%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            2.43%         4.55%(1)

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 5/31/04 - 12/31/05

THE HARTFORD MUTUAL FUNDS                                                     29

                                             THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.31%      0.36%      0.31%
   Underlying Fund fees and expenses            0.72%      0.72%      0.72%
   Total annual operating expenses(3)(4)        1.48%(2)   2.28%      2.23%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  594     $  731     $  326
   Year 3                                      $  897     $1,012     $  697
   Year 5                                      $1,222     $1,420     $1,195
   Year 10                                     $2,139     $2,412     $2,565

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  594     $  231     $  226
   Year 3                                      $  897     $  712     $  697
   Year 5                                      $1,222     $1,220     $1,195
   Year 10                                     $2,139     $2,412     $2,565

 30                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

"FUND OF FUNDS" STRUCTURE


The term "fund of funds" is used to describe mutual funds, such as the Aggressive Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Income Allocation Fund, that pursue their investment objectives by investing in other mutual funds. By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the fund of funds invests, in addition to the fund of funds' direct fees and expenses. Your cost of investing in the fund of funds, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you.

SUMMARY COMPARISON OF THE FUNDS


HIFSCO invests each fund's assets in a combination of other Hartford mutual funds: domestic and international equity funds and fixed income funds (Underlying Funds). The funds differ primarily due to their asset allocations among these fund types. HIFSCO intends to manage each fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or intend to attempt to capture short-term market opportunities. However, HIFSCO may modify the asset allocation strategy for any fund and modify the selection of Underlying Funds for any fund from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

INVESTMENT GOAL AND PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS


The investment goal (or objective) and principal investment strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and Statement of Additional Information ("SAI") of the Underlying Funds. Because each fund invests in the Underlying Funds, investors in each fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus or SAI for an Underlying Fund, contact The Hartford Mutual Funds at 1-888-843-7824.

Each of the following Underlying Funds has an investment goal (or objective) that may be changed without approval of the shareholders of the Underlying Fund. An Underlying Fund may not be able to achieve its goal.

THE HARTFORD ADVISERS FUND

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

  -  equities,

  -  debt securities, and

  -  money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP ("Wellington Management") and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

THE HARTFORD MUTUAL FUNDS                                                     31

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

THE HARTFORD CAPITAL APPRECIATION FUND

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

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THE HARTFORD CAPITAL APPRECIATION II FUND

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in equity securities of foreign issuers and non-dollar securities, including emerging market securities.

The fund employs a multiple portfolio manager structure and is organized into several 'sleeves', each of which is managed according to a specific approach. The fund is organized as follows:

Growth Opportunities  Generally 25% -- 35% of the total portfolio

The Growth Opportunities strategy seeks short-and long-term capital appreciation by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential.

Value Opportunities  Generally 25% -- 35% of the total portfolio

The Value Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in common stocks covering a broad range of industries and market capitalizations. The strategy emphasizes securities that Wellington Management believes are undervalued and have the potential for appreciation.

Global Equities  Generally 15% -- 25% of the total portfolio

The Global Equities strategy invests in companies around the globe that have been identified as possessing sustainable franchises that allow them to earn excess returns through various economic cycles. The strategy emphasizes in-depth company research and valuation disciplines while utilizing analysis of long-term trends to identify favorable sectors.

Capital Appreciation  5% -- 15% of the total portfolio

The Capital Appreciation strategy seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry.

Special Situations  5% -- 15% of the total portfolio

The Special Situations approach combines bottom-up fundamental research and security selection with top-down sector weightings and industry analysis. Assets may be concentrated in specific industries, sectors, regions, and countries.

The percentage of the fund invested in each of these sleeves may change without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

THE HARTFORD DISCIPLINED EQUITY FUND

INVESTMENT GOAL.  The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the

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S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security, favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

THE HARTFORD DIVIDEND AND GROWTH FUND

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies within this index ranged from approximately $764 million to $370 billion. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD EQUITY INCOME FUND

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income

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statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital, or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key security selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

THE HARTFORD FLOATING RATE FUND

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund's assets are invested in below-investment-grade variable or floating rate loans ("Floating Rate Loans") and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund's total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund's total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund's sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"), relies on a bottom-up, fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management's process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an

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experienced management team. Hartford Investment Management also evaluates each loan's and each security's structural features, covenants, underlying collateral and price compared to its long-term value.

THE HARTFORD FOCUS FUND

INVESTMENT GOAL.  The Hartford Focus Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies which include stocks with market capitalizations similar to companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion. The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's focused portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price.

THE HARTFORD GLOBAL COMMUNICATIONS FUND

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; provide traditional local and long-distance telephone service and equipment; provide cellular, paging and local and wide area product networks or equipment; or provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications

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sector to select companies with the following attributes:

  - the current market price of its stock is at the low end of its historical relative valuation range, or

  - a positive change in operating results is anticipated but not yet reflected in the price of its stock, or

  -  unrecognized or undervalued assets, and

  - management that demonstrates that it can convert the above factors into shareholder value.

The fund will consider selling a security when:

  -  its target price is achieved,

  - expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects, or

  - equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

  -  management focuses on rewarding shareholders,

  -  market expectations of future earnings are too low,

  - market value does not reflect the fact that earnings are understated due to conservative accounting,

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  -  market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist,

  - it is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality, or

  - its strength in a distinct product or geographic area makes it attractive to potential acquirers.

The fund will consider selling a security when:

  -  its issuer's management no longer appears to promote shareholder value,

  -  market expectations of future earnings are too high,

  - it can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality,

  -  market value exceeds the true value of the issuer's component businesses,

  - market value does not reflect the fact that earnings are overstated due to aggressive accounting,

  - market value does not reflect the risk of potential problems in an important business component, or

  - equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL HEALTH FUND

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the

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availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

  -  the company's business franchise is temporarily mispriced,

  -  the market under-values the new product pipelines,

  - the company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad), or

  -  the company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

  -  target prices are achieved,

  -  fundamental expectations are not met, or

  -  a company's prospects become less appealing.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL LEADERS FUND

INVESTMENT GOAL.  The Hartford Global Leaders Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $236 million to $370 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and may exhibit a relatively high degree of tracking risk.

For its most recent fiscal year, the fund's annual portfolio turnover rate was 270%.

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THE HARTFORD GLOBAL TECHNOLOGY FUND

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

  -  a positive change in operating results is anticipated,

  -  unrecognized or undervalued capabilities are present, or

  - the quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

  -  target prices are achieved,

  - earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook, or

  -  more attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GROWTH FUND

INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

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PRINCIPAL INVESTMENT STRATEGY.  Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include substantial growth, superior business management, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $702 million to $370 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

THE HARTFORD GROWTH OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD HIGH YIELD FUND

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in

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securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

THE HARTFORD INCOME FUND

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 60% of its total assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 40% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "A3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans.

Bonds in which the fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year.

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Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates.

THE HARTFORD INFLATION PLUS FUND

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") and S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Aa3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of

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foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy but that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select issues by assessing such factors as security structure, break even inflation rates, a company's business environment, balance sheet, income statement, anticipated earnings and management team.

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

INVESTMENT GOAL. The Hartford International Capital Appreciation Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $236 million to $222 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and may exhibit a relatively high degree of tracking risk.

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both

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U.S. dollars and foreign currencies and generally are traded in foreign markets.
The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management uses a three-pronged investment strategy:

  - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

  - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

  - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any market capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the MSCI AC World ex US Index. As of December 31, 2005, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $24 million and $222 billion.

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index. As of December 31, 2005, the range of market capitalizations of companies in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $13.9 million and $18 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

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A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

  -  a well-articulated business plan,

  -  experienced management,

  -  a sustainable competitive advantage, and

  -  strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

THE HARTFORD MIDCAP FUND

INVESTMENT GOAL.  The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2005, this range was between approximately $423 million and $18 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a bottom-up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

THE HARTFORD MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2005, this range was between approximately $423 million and $18 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers

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have the most compelling blend of the following attributes:

  -  high fundamental investment value,

  -  a strong management team, and

  -  strong industry position.

THE HARTFORD MONEY MARKET FUND

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

THE HARTFORD SELECT MIDCAP GROWTH FUND

INVESTMENT GOAL. The Hartford Select MidCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $702 million to $23 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation and proven management expertise. In

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addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.

Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.

Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.

THE HARTFORD SELECT MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund's assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with a market capitalization no lower than the lowest market capitalization of companies in the Russell Midcap Index and no higher than three times the weighted average market capitalization of companies in the Russell Midcap Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $563 million to $18 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Artisan Partners Limited Partnership, Cramer Rosenthal McGlynn, LLC and Sterling Capital Management LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Artisan Partners Limited Partnership's ("Artisan") mid-cap value strategy invests in a diversified portfolio of mid-cap value companies that Artisan believes are undervalued, in solid financial condition and provide a controlled level of risk. Artisan uses its own research process to analyze potential investments for the portfolio. The focus is on individual companies, rather than on trends in the economy or securities markets. The strategy often finds investment opportunities in companies that have one or more of the following characteristics: turnarounds, companies in transition, companies with hidden assets and companies whose earnings have fallen short of expectations.

Cramer Rosenthal McGlynn, LLC ("CRM") views investment prospects on a long-term basis, believing that successful investing is a result of recognizing change that is material to the operations of a company, often coinciding with misunderstanding and confusion that can result in the securities of a business becoming undervalued relative to its future prospects and peers. CRM's objective is to identify this dynamic change at an early stage, conduct an appraisal of the business, and assess the market's perceptions. CRM uses a

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bottom-up strategy, conducting comprehensive due diligence that looks for companies that are analyzable and corporate management that is accessible.

Sterling Capital Management LLC's ("Sterling") approach to mid-cap equity management is fundamental, bottom-up and value oriented. Its strategy is to identify stocks of quality companies selling at large discounts to the underlying value of the business. Sterling refers to its philosophy as an "owner's approach" to investing, asking the same questions that a potential owner would ask if they were to enter into a private purchase transaction, examining all factors relevant to the worth of the ongoing business using traditional fundamental security analysis. Like the owner, Sterling focuses on balance sheet quality, normalized earnings power, industry stability and management talent, among other factors.

THE HARTFORD SELECT SMALLCAP GROWTH FUND

INVESTMENT GOAL. The Hartford Select SmallCap Growth Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund's sub-advisers believe have superior growth potential. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small-capitalization companies. The fund defines small-capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2005, the market capitalization of companies included in these indices ranged from approximately $26 million to $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. HIFSCO serves as the investment manager to the fund and is responsible for the oversight of the fund's investment sub-advisers. HIFSCO has selected two asset managers for the day-to-day portfolio management of the fund: Jennison Associates LLC and Oberweis Asset Management, Inc. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Jennison Associates LLC ("Jennison") believes that active management through original bottom-up fundamental research can add significant value in uncovering inefficiencies that exist in the small cap asset class. This product's style is best described as growth at a reasonable price. The investment team focuses its research efforts on those companies within the universe that they believe are most likely to generate attractive absolute and relative revenue and earnings growth while remaining reasonably valued relative to expectations. Original, fundamental bottom-up company research is the basis of the investment process, and the team primarily relies on its own analysis of companies and industry dynamics to make decisions. The team focuses on business evaluation to identify companies with a strong competitive position, quality management team, demonstrated growth in sales and earnings, balance sheet flexibility and strength and/or strong earnings growth prospects. Its underlying investment philosophy is to buy businesses rather than just stocks. If the team's initial criteria are met and company meetings further satisfy the team's requirements, detailed financial analysis is then performed. This analysis includes internal earnings estimates and earnings/cash flow projections. The final decision is based on the team's assessment of the appreciation potential of a security relative to its target. This potential is evaluated in the context of short and long-term catalysts for the stock as well as the risk attributes of a particular investment.

In managing its portion of the fund's assets, Oberweis Asset Management, Inc. ("Oberweis") seeks to invest in those companies it considers to

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have above-average long-term growth potential based on its analysis of eight factors. Oberweis considers or reviews the following factors and information as guidelines to identify such companies: (1) extraordinarily rapid growth in revenue; (2) extraordinarily rapid growth in pre-tax income; (3) a reasonable price/earnings ratio in relation to the company's underlying growth rate; (4) products or services that offer the opportunity for substantial future growth;
(5) favorable recent trends in revenue and earnings growth, ideally showing acceleration; (6) a reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins; (7) the company's financial statements, particularly footnotes, to identify unusual items which may indicate future problems; and (8) high relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

THE HARTFORD SHORT DURATION FUND

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by normally investing only in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration. For example, a U.S. Treasury security with a duration of 2 can be expected to change in price by approximately 2% for every 100 basis point change in the yield of the security.

In addition to U.S. dollar denominated corporate issues, the fund may also invest in commercial mortgage-backed securities, asset-backed securities, mortgage-related securities and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Cash securities in which the fund may invest include commercial paper and repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

THE HARTFORD SMALL COMPANY FUND

INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital

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appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2005, this range was between approximately $26 million and $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

  -  have potential for above-average earnings growth,

  -  are undervalued in relation to their investment potential,

  - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

  - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD SMALLCAP GROWTH FUND

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2005, this range was between approximately $26 million and $4 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom-up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

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THE HARTFORD STOCK FUND

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund selects companies to invest in that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

THE HARTFORD TOTAL RETURN BOND FUND

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain,

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for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 190%.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with a weighted average life of between five and fifteen years. The weighted average life of a security denotes the weighted average time to receipt of principal.

THE HARTFORD VALUE FUND

INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach highlights companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings.

THE HARTFORD MUTUAL FUNDS                                                     53
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THE HARTFORD VALUE OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power, and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

  -  high fundamental investment value,

  -  a strong management team, and

  -  strong industry position.

INVESTMENT RISKS GENERALLY


Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

Each fund's share price changes daily based on the performance of the Underlying Funds in which it invests. The ability of each fund to meet its investment goal (or objective) is directly related to its target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals (or objectives). Each of the Underlying Funds in which the funds invest is permitted a wide range of investment techniques. The Underlying Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Underlying Funds. Because each of the funds invests in the Underlying Funds, the Underlying Funds' portfolio management strategies and the attendant risks will affect shareholders of each of the funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund.

The different types of securities, investments, and investment techniques used by each Underlying Fund in which a fund may invest all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). Each fund, except for Income Allocation Fund, may invest in equity securities (through certain Underlying Funds) as part of its principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Each fund, except for Aggressive Growth Allocation Fund, may invest in debt securities (through certain Underlying Funds) as part of its principal investment strategy. As described below, an

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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investment in certain of the funds (through certain of the Underlying Funds)
entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Each fund (through certain Underlying Funds) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund (through certain Underlying Funds) to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging an Underlying Fund's portfolio investments. Hedging techniques may not always be available to an Underlying Fund, and it may not always be feasible for an Underlying Fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund (through an Underlying Fund) could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way an Underlying Fund's manager expected. As a result, the use of these techniques may result in losses to a fund (through an Underlying Fund) or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS


Each fund (through certain Underlying Funds) may invest in securities of foreign issuers and non-dollar securities and loans as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of an Underlying Fund to make intended

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund (through an Underlying Fund) due to subsequent declines in value of the portfolio investment or if the Underlying Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund (through an Underlying Fund), or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Each fund (through certain Underlying Funds) may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds (through certain Underlying Funds) may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


The funds, except the Income Allocation Fund (through certain Underlying Funds), may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

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ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


The Underlying Funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to a fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.


TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund (through certain Underlying Funds) may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' SAI which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

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THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund and to each Underlying Fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $323 billion in assets as of December 31, 2005. At the same time, HIFSCO had over $29 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for each fund and supervises the activities of the Underlying Funds' investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. Ibbotson serves as a consultant to HIFSCO in the selection of the Underlying Funds and the determination of each fund's asset allocations among the Underlying Funds. Ibbotson is principally located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

LITIGATION AND REGULATORY ACTIONS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies.

While no enforcement actions have been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or the Underlying Funds' sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that

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certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and certain of the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISERS


The funds do not have an investment sub-adviser.

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the following Underlying Funds: Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Dividend and Growth Fund, Equity Income Fund, Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Value Fund and Value Opportunities Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2005, Wellington Management had investment management authority over approximately $521 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the following Underlying Funds: Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Total Return Bond Fund and U.S. Government Securities Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2005, Hartford Investment Management had investment management authority over approximately $116 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the Select MidCap Growth Fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of December 31, 2005, Chartwell managed over $5.1 billion in assets for over 130 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.

Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the Select MidCap Growth Fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of December 31, 2005, GSAM, along with other units

THE HARTFORD MUTUAL FUNDS                                                     59
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MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

of the Investment Management Division of Goldman, Sachs & Co., had assets under management of approximately $496.1 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.

Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the Select MidCap Growth Fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of December 31, 2005, Northern Capital had investment management authority over $1.9 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.

Artisan Partners Limited Partnership ("Artisan") is an investment sub-adviser to the Select MidCap Value Fund. Artisan, a Delaware limited partnership, is a registered investment adviser providing investment management services to pension and profit sharing plans, trusts, endowments, foundations and charitable organizations and investment management and, in some cases, administrative services to investment companies. As of December 31, 2005, Artisan had investment management authority over approximately $44.7 billion in assets. Artisan is principally located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Cramer Rosenthal McGlynn, LLC ("CRM") is an investment sub-adviser to the Select MidCap Value Fund. CRM is an investment management company providing services to the institutional community representing corporate pensions, public funds, educational, community, religious and private endowments and foundations, as well as investment companies and individuals. As of December 31, 2005, Cramer Rosenthal McGlynn had approximately $8.72 billion in assets under management. CRM is principally located at 520 Madison Avenue, New York, NY, 10022.

Sterling Capital Management LLC ("Sterling") is an investment sub-adviser to the Select MidCap Value Fund. Sterling, a North Carolina limited liability company, is an investment firm that provides investment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 2005, Sterling had investment authority over approximately $9.7 billion in assets. Sterling is principally located at 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211.

Jennison Associates LLC ("Jennison") is an investment sub-adviser to the Select SmallCap Growth Fund. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Jennison provides investment management services primarily to corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker-dealers. Founded in 1969, Jennison managed approximately $72 billion in assets as of December 31, 2005. Jennison is located at 466 Lexington Avenue, New York, New York 10017.

Oberweis Asset Management, Inc. ("Oberweis") is an investment sub-adviser to the Select SmallCap Growth Fund. Oberweis is located at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532 and is a boutique investment firm that focuses on investments in rapidly growing firms. Established in 1989, Oberweis provides investment advice to funds, institutions and individual investors on a broad range of investment products. As of December 31, 2005, Oberweis had approximately $1.8 billion in assets under management.

 60                                                    THE HARTFORD MUTUAL FUNDS
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                                                         MANAGEMENT OF THE FUNDS
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MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       0.20%
Amount Over $500 million                 0.15%

For each fund's fiscal year ended October 31, 2005, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                10/31/2005
---------                                ----------
The Hartford Aggressive Growth
  Allocation Fund                          0.20%
The Hartford Growth Allocation Fund        0.20%
The Hartford Balanced Allocation Fund      0.20%
The Hartford Conservative Allocation
  Fund                                     0.20%
The Hartford Income Allocation Fund        0.20%

A discussion regarding the basis for the board of directors' approval of the investment management agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

AGGRESSIVE GROWTH ALLOCATION FUND The fund is managed by William H. Davison, Jr., Christopher Hanlon and Hugh Whelan.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

GROWTH ALLOCATION FUND The fund is managed by William H. Davison, Jr., Christopher Hanlon and Hugh Whelan.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2006.

THE HARTFORD MUTUAL FUNDS                                                     61
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MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

BALANCED ALLOCATION FUND The fund is managed by William H. Davison, Jr., Christopher Hanlon and Hugh Whelan.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

CONSERVATIVE ALLOCATION FUND The fund is managed by William H. Davison, Jr., Christopher Hanlon and Hugh Whelan.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

INCOME ALLOCATION FUND The fund is managed by William H. Davison, Jr., Christopher Hanlon and Hugh Whelan.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

THE HARTFORD MUTUAL FUNDS                                                     63
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ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS

Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the boards of directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS

The Company, on behalf of its funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales

THE HARTFORD MUTUAL FUNDS                                                     65

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not interested persons of the funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

ALL FUNDS, EXCEPT FOR INCOME ALLOCATION FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

INCOME ALLOCATION FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        4.50%       4.71%          3.75%
$ 50,000 -- $ 99,999     4.00%       4.17%          3.50%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of The Hartford Mutual Funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase

THE HARTFORD MUTUAL FUNDS                                                     67
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ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the Underlying Funds' sub-advisers, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent. The 1% CDSCs indicated above

THE HARTFORD MUTUAL FUNDS                                                     69

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $550,000 per Financial Intermediary for the calendar year ended December 31, 2005.

As of January 1, 2006, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., AIG Financial Advisors, AmeriMutual Funds Distributor, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp., Gold Trust Company, Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, J.P. Morgan Retirement Plan Services, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holdings, Inc., NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James Financial Services and Associates, Robert W. Baird, Royal Alliance Associates, Inc., Securities America, Inc., Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., T.Rowe Price Investment Services, Inc., UBS Financial Services Inc., US Bancorp Investments Inc., Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. In 2005 (ending December 31, 2005) HIFSCO provided additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). HIFSCO paid Edward Jones approximately $70 million additional profit-sharing based compensation to terminate the arrangement effective December 31, 2005. In addition, HIFSCO paid Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $23.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $36.9 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of

THE HARTFORD MUTUAL FUNDS                                                     71

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.
  -  retirement accounts: $1,000 per fund.
  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.
  -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
               P.O. BOX 9140                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
         MINNEAPOLIS, MN 55480-9140                                      PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

 72                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  (INTERNET     - Visit www.hartfordinvestor.com.
  GRAPHIC)      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - To purchase shares directly from your bank account, you
                  must first add your banking information online, by
                  selecting the Add Bank Instructions function.
                - Once bank instructions have been established, select
                  "Purchase Shares" from the "Work with Fund" menu, next to
                  the fund you want to purchase into.
                - Follow the instructions on the Purchase Shares Request
                  pages to complete and submit the request.
                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 ON THE PHONE
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  (PHONE        ACCOUNT
  GRAPHIC)      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - To place your order with a representative, call the
                  transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                  EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                  exchange.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

THE HARTFORD MUTUAL FUNDS                                                     73

IN WRITING:
WITH CHECK
                - Make out a check for the investment amount, payable to
  (CHECK          "The Hartford Mutual Funds."
  GRAPHIC)      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140
 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  (ARROW          share class, account number, the name(s) in which the
  GRAPHIC)        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 BY WIRE
                - Instruct your bank to wire the amount of your investment
  (WIRE           to:
  GRAPHIC)          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
                  Specify the fund name, share class, your account number
                  and the name(s) in which the account is registered. Your
                  bank may charge a fee to wire funds.

                                 PHONE NUMBER:
                           1-888-THE-STAG (843-7824)
                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 74                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Selling Shares in Writing").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BUILDING       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $500 or more will be wired on the
                  next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $500 may be sent by EFT or by check.
                  Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee
                  for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

THE HARTFORD MUTUAL FUNDS                                                     75

ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [INTERNET     - Visit www.hartfordinvestor.com
  GRAPHIC]      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                Note: Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e., SEP,
                     SIMPLE and 403(b) plans), you will not be allowed to
                     enter a redemption request for these types of accounts
                     online.
                TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                  MAILED TO YOUR ADDRESS OF RECORD
                - Select "Redeem Shares" from the "Work with Fund" menu,
                  next to the fund you want to redeem from.
                - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.
                TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services" under Transaction Policies.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 76                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction from the trustee(s).
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Medallion signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Medallion signature guarantee.
                - New application or W-9 form.
                - Tax waiver if required by state.

THE HARTFORD MUTUAL FUNDS                                                     77

EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Medallion signature guarantee (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                        ADDRESS:                                                 PHONE NUMBER:
               THE HARTFORD MUTUAL FUNDS                                   1-888-THE-STAG (843-7824)
                     P.O. BOX 64387                             OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                ST. PAUL, MN 55164-0387                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds (through certain Underlying Funds) generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund (through certain Underlying Funds) will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Underlying Fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund (through certain Underlying Funds) may use fair value pricing include, among others: (i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In particular, Underlying Funds that invest in securities that are thinly traded may include Capital Appreciation Fund, High Yield Fund, Income Fund and International Small Company Fund. In addition, with respect to the valuation of securities principally traded on foreign markets, each Underlying Fund, and in particular, Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund, uses a fair value pricing service approved by that Underlying Fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds (through certain Underlying Funds) may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund (through certain Underlying Funds) could obtain the fair value assigned to a security if it (through certain Underlying Funds) were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and Floating Rate Loans) held by a fund (through certain Underlying Funds) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Floating Rate Loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more

THE HARTFORD MUTUAL FUNDS                                                     79

TRANSACTION POLICIES
--------------------------------------------------------------------------------

dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that Underlying Fund's Board of Directors. Generally, each Underlying Fund, and in particular, High Yield Fund and Income Fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemptions are not permitted on accounts whose addresses have changed within the past 30 days. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain Underlying Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, Underlying Funds that invest in securities that are thinly traded may include Capital Appreciation Fund, High Yield Fund, Income Fund and International Small Company Fund. Underlying Funds that invest in securities that are traded primarily in markets outside of the United States may include Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request is received within the 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange

THE HARTFORD MUTUAL FUNDS                                                     81

TRANSACTION POLICIES
--------------------------------------------------------------------------------

privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of a fund in your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually. Dividends from the net investment income of the Balanced Allocation Fund and Conservative Allocation Fund are declared and paid quarterly. Dividends from the net investment income of the Income Allocation Fund are declared and paid monthly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's

THE HARTFORD MUTUAL FUNDS                                                     83
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TRANSACTION POLICIES
--------------------------------------------------------------------------------

long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund from an Underlying Fund generally will be treated as ordinary income of the fund if paid from the Underlying Fund's ordinary income or short-term capital gains. Distributions paid from an Underlying Fund's long-term capital gains, however, generally will be treated by a fund as long-term capital gains. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations and for individuals a portion of dividend from ordinary income may be qualified dividend income.
The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund (through an Underlying Fund) to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund. Deliver your first investment check ($50 minimum per fund) made payable to "The Hartford Mutual Funds" and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2005 and October 31, 2004 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND -- CLASS A


                                                                              PERIOD ENDED:
                                                               YEAR ENDED:     5/28/2004-
                                                               10/31/2005     10/31/2004(5)
CLASS A -- PERIOD ENDED:                                       ----------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.38          $10.00
Income from Investment Operations:
Net investment income (loss)                                       (0.02)          (0.01)
Net realized and unrealized gain (loss) on investments              1.12            0.39
                                                                 -------         -------
Total from investment operations                                    1.10            0.38
Less distributions:
  Dividends from net investment income                             (0.02)           0.00
  Distributions from capital gains                                  0.00            0.00
  Returns of capital                                                0.00            0.00
                                                                 -------         -------
Total distributions                                                (0.02)           0.00
                                                                 -------         -------
Net asset value, end of period                                    $11.46          $10.38
                                                                 =======         =======
TOTAL RETURN(3)                                                   10.60%           3.80% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $58,087         $12,415
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.85%           0.86% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.68% (7)       0.67% (2)
Ratio of net investment income (loss) to average net assets       (0.43%)         (0.58%)(2)
Portfolio turnover rate(4)                                            9%              3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.68%, 1.33% and 1.34% for Classes A, B and C respectively.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND -- CLASS B


                                                                              PERIOD ENDED:
                                                               YEAR ENDED:     5/28/2004-
                                                               10/31/2005     10/31/2004(5)
CLASS B -- PERIOD ENDED:                                       ----------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.35          $10.00
Income from Investment Operations:
Net investment income (loss)                                       (0.08)          (0.02)
Net realized and unrealized gain (loss) on investments              1.10            0.37
                                                                 -------         -------
Total from investment operations                                    1.02            0.35
Less distributions:
  Dividends from net investment income                              0.00            0.00
  Distributions from capital gains                                  0.00            0.00
  Returns of capital                                                0.00            0.00
                                                                 -------         -------
Total distributions                                                 0.00            0.00
                                                                 -------         -------
Net asset value, end of period                                    $11.37          $10.35
                                                                 =======         =======
TOTAL RETURN(3)                                                    9.88%           3.50% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $20,155          $4,532
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.64%           1.69% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.33% (7)       1.32% (2)
Ratio of net investment income (loss) to average net assets       (1.08%)         (1.23%)(2)
Portfolio turnover rate(4)                                            9%              3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.68%, 1.33% and 1.34% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND -- CLASS C


                                                                              PERIOD ENDED:
                                                               YEAR ENDED:     5/28/2004-
                                                               10/31/2005     10/31/2004(5)
CLASS C -- PERIOD ENDED:                                       ----------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.35          $10.00
Income from Investment Operations:
Net investment income (loss)                                       (0.07)          (0.02)
Net realized and unrealized gain (loss) on investments              1.09            0.37
                                                                 -------         -------
Total from investment operations                                    1.02            0.35
Less distributions:
  Dividends from net investment income                              0.00            0.00
  Distributions from capital gains                                  0.00            0.00
  Returns of capital                                                0.00            0.00
                                                                 -------         -------
Total distributions                                                 0.00            0.00
                                                                 -------         -------
Net asset value, end of period                                    $11.37          $10.35
                                                                 =======         =======
TOTAL RETURN(3)                                                    9.88%           3.50% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $32,718          $5,424
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.53%           1.59% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.34% (7)       1.32% (2)
Ratio of net investment income (loss) to average net assets       (1.08%)         (1.23%)(2)
Portfolio turnover rate(4)                                            9%              3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.68%, 1.33% and 1.34% for Classes A, B and C respectively.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH ALLOCATION FUND -- CLASS A


                                                                              PERIOD ENDED:
                                                               YEAR ENDED:     5/28/2004-
                                                               10/31/2005     10/31/2004(5)
CLASS A -- PERIOD ENDED:                                       ----------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.36          $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.05            0.00
Net realized and unrealized gain (loss) on investments              0.89            0.36
                                                                --------         -------
Total from investment operations                                    0.94            0.36
Less distributions:
  Dividends from net investment income                             (0.03)           0.00
  Distributions from capital gains                                  0.00            0.00
  Returns of capital                                                0.00            0.00
                                                                --------         -------
Total distributions                                                (0.03)           0.00
                                                                --------         -------
Net asset value, end of period                                    $11.27          $10.36
                                                                ========         =======
TOTAL RETURN(3)                                                    9.12%           3.60%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $205,331         $43,279
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.72%           0.72%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.64%(8)        0.63%(2)
Ratio of net investment income (loss) to average net assets        0.42%           0.13%(2)
Portfolio turnover rate(4)                                            1%              0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.
(8) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.64%, 1.29% and 1.29% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH ALLOCATION FUND -- CLASS B


                                                                              PERIOD ENDED:
                                                               YEAR ENDED:     5/28/2004-
                                                               10/31/2005     10/31/2004(5)
CLASS B -- PERIOD ENDED:                                       ----------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.34          $10.00
Income from Investment Operations:
Net investment income (loss)                                       (0.01)          (0.01)
Net realized and unrealized gain (loss) on investments              0.87            0.35
                                                                 -------         -------
Total from investment operations                                    0.86            0.34
Less distributions:
  Dividends from net investment income                             (0.01)           0.00
  Distributions from capital gains                                  0.00            0.00
  Returns of capital                                                0.00            0.00
                                                                 -------         -------
Total distributions                                                (0.01)           0.00
                                                                 -------         -------
Net asset value, end of period                                    $11.19          $10.34
                                                                 =======         =======
TOTAL RETURN(3)                                                    8.37%           3.40% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $65,739         $14,177
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.53%           1.52% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.29% (8)       1.28% (2)
Ratio of net investment income (loss) to average net assets       (0.23%)         (0.53%)(2)
Portfolio turnover rate(4)                                            1%              0% (7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.
(8) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.64%, 1.29% and 1.29% for Classes A, B and C respectively.

 90                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH ALLOCATION FUND -- CLASS C


                                                                            PERIOD ENDED:
                                                              YEAR ENDED:    5/28/2004-
                                                              10/31/2005    10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      ----------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.33         $10.00
Income from Investment Operations:
Net investment income (loss)                                      (0.01)         (0.01)
Net realized and unrealized gain (loss) on investments             0.88           0.34
                                                               --------        -------
Total from investment operations                                   0.87           0.33
Less distributions:
  Dividends from net investment income                            (0.01)          0.00
  Distributions from capital gains                                 0.00           0.00
  Returns of capital                                               0.00           0.00
                                                               --------        -------
Total distributions                                               (0.01)          0.00
                                                               --------        -------
Net asset value, end of period                                   $11.19         $10.33
                                                               ========        =======
TOTAL RETURN(3)                                                   8.47%          3.30% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $100,339        $21,221
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.47%          1.44% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.29% (8)      1.28% (2)
Ratio of net investment income (loss) to average net assets      (0.23%)        (0.52%)(2)
Portfolio turnover rate(4)                                           1%             0% (7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.
(8) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.64%, 1.29% and 1.29% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     91

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD BALANCED ALLOCATION FUND -- CLASS A


                                                                            PERIOD ENDED:
                                                              YEAR ENDED:    5/28/2004-
                                                              10/31/2005    10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      ----------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.30        $10.00
Income from Investment Operations:
Net investment income (loss)                                       0.13          0.02
Net realized and unrealized gain (loss) on investments             0.64          0.30
                                                               --------        ------
Total from investment operations                                   0.77          0.32
Less distributions:
  Dividends from net investment income                            (0.12)        (0.02)
  Distributions from capital gains                                 0.00          0.00
  Returns of capital                                               0.00          0.00
                                                               --------        ------
Total distributions                                               (0.12)        (0.02)
                                                               --------        ------
Net asset value, end of period                                   $10.95        $10.30
                                                               ========        ======
TOTAL RETURN(3)                                                   7.47%         3.15%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $262,878       $67,293
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               0.66%         0.62%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               0.60%(8)      0.59%(2)
Ratio of net investment income (loss) to average net assets       1.26%         0.99%(2)
Portfolio turnover rate(4)                                           2%            0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.
(8) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.60%, 1.31% and 1.31% for Classes A, B and C respectively.

 92                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD BALANCED ALLOCATION FUND -- CLASS B


                                                                 YEAR      PERIOD ENDED:
                                                                ENDED:      5/28/2004-
                                                              10/31/2005   10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.28         $10.00
Income from Investment Operations:
Net investment income (loss)                                      0.06           0.01
Net realized and unrealized gain (loss) on investments            0.62           0.27
                                                               -------        -------
Total from investment operations                                  0.68           0.28
Less distributions:
  Dividends from net investment income                           (0.04)          0.00
  Distributions from capital gains                                0.00           0.00
  Returns of capital                                              0.00           0.00
                                                               -------        -------
Total distributions                                              (0.04)         (0.00)
                                                               -------        -------
Net asset value, end of period                                  $10.92         $10.28
                                                               =======        =======
TOTAL RETURN(3)                                                  6.66%          2.82%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $72,619        $18,841
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                              1.47%          1.45%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                              1.31%(8)       1.29%(2)
Ratio of net investment income (loss) to average net assets      0.55%          0.33%(2)
Portfolio turnover rate(4)                                          2%             0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.
(8) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.60%, 1.31% and 1.31% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     93

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD BALANCED ALLOCATION FUND -- CLASS C


                                                                 YEAR      PERIOD ENDED:
                                                                ENDED:      5/28/2004-
                                                              10/31/2005   10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.28        $10.00
Income from Investment Operations:
Net investment income (loss)                                       0.06          0.00
Net realized and unrealized gain (loss) on investments             0.62          0.28
                                                               --------       -------
Total from investment operations                                   0.68          0.28
Less distributions:
  Dividends from net investment income                            (0.04)         0.00
  Distributions from capital gains                                 0.00          0.00
  Returns of capital                                               0.00          0.00
                                                               --------       -------
Total distributions                                               (0.04)         0.00
                                                               --------       -------
Net asset value, end of period                                   $10.92        $10.28
                                                               ========       =======
TOTAL RETURN(3)                                                   6.66%         2.82%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $103,248       $30,414
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.41%         1.38%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.31%(8)      1.29%(2)
Ratio of net investment income (loss) to average net assets       0.56%         0.30%(2)
Portfolio turnover rate(4)                                           2%            0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.
(8) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.60%, 1.31% and 1.31% for Classes A, B and C respectively.

 94                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS A


                                                                 YEAR      PERIOD ENDED:
                                                                ENDED:      5/28/2004-
                                                              10/31/2005   10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.27         $10.00
Income from Investment Operations:
Net investment income (loss)                                      0.23           0.03
Net realized and unrealized gain (loss) on investments            0.28           0.27
                                                               -------        -------
Total from investment operations                                  0.51           0.30
Less distributions:
  Dividends from net investment income                           (0.21)         (0.03)
  Distributions from capital gains                                0.00           0.00
  Returns of capital                                              0.00           0.00
                                                               -------        -------
Total distributions                                              (0.21)         (0.03)
                                                               -------        -------
Net asset value, end of period                                  $10.57         $10.27
                                                               =======        =======
TOTAL RETURN(3)                                                  4.96%          2.96%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $70,533        $33,921
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                              0.63%          0.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                              0.60%(8)       0.60%(2)
Ratio of net investment income (loss) to average net assets      2.25%          1.70%(2)
Portfolio turnover rate(4)                                         23%             0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.
(8) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.60%, 1.26% and 1.26% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     95

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS B


                                                                 YEAR      PERIOD ENDED:
                                                                ENDED:      5/28/2004-
                                                              10/31/2005   10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.26         $10.00
Income from Investment Operations:
Net investment income (loss)                                      0.16           0.02
Net realized and unrealized gain (loss) on investments            0.28           0.25
                                                               -------        -------
Total from investment operations                                  0.44           0.27
Less distributions:
  Dividends from net investment income                           (0.14)         (0.01)
  Distributions from capital gains                                0.00           0.00
  Returns of capital                                              0.00           0.00
                                                               -------        -------
Total distributions                                              (0.14)         (0.01)
                                                               -------        -------
Net asset value, end of period                                  $10.56         $10.26
                                                               =======        =======
TOTAL RETURN(3)                                                  4.26%          2.70%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $14,525         $4,993
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                              1.48%          1.44%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                              1.26%(8)       1.25%(2)
Ratio of net investment income (loss) to average net assets      1.60%          1.05%(2)
Portfolio turnover rate(4)                                         23%             0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.
(8) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.60%, 1.26% and 1.26% for Classes A, B and C respectively.

 96                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS C


                                                                 YEAR      PERIOD ENDED:
                                                                ENDED:      5/28/2004-
                                                              10/31/2005   10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.26         $10.00
Income from Investment Operations:
Net investment income (loss)                                      0.16           0.02
Net realized and unrealized gain (loss) on investments            0.28           0.25
                                                               -------        -------
Total from investment operations                                  0.44           0.27
Less distributions:
  Dividends from net investment income                           (0.14)         (0.01)
  Distributions from capital gains                                0.00           0.00
  Returns of capital                                              0.00           0.00
                                                               -------        -------
Total distributions                                              (0.14)         (0.01)
                                                               -------        -------
Net asset value, end of period                                  $10.56         $10.26
                                                               =======        =======
TOTAL RETURN(3)                                                  4.26%          2.70%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $27,453        $10,807
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                              1.42%          1.38%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                              1.26%(8)       1.25%(2)
Ratio of net investment income (loss) to average net assets      1.56%          1.17%(2)
Portfolio turnover rate(4)                                         23%             0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.
(8) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.60%, 1.26% and 1.26% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     97

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME ALLOCATION FUND -- CLASS A


                                                                 YEAR      PERIOD ENDED:
                                                                ENDED:      5/28/2004-
                                                              10/31/2005   10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.15         $10.00
Income from Investment Operations:
Net investment income (loss)                                      0.36           0.09
Net realized and unrealized gain (loss) on investments           (0.26)          0.15
                                                               -------        -------
Total from investment operations                                  0.10           0.24
Less distributions:
  Dividends from net investment income                           (0.36)         (0.09)
  Distributions from capital gains                                0.00           0.00
  Returns of capital                                              0.00           0.00
                                                               -------        -------
Total distributions                                              (0.36)         (0.09)
                                                               -------        -------
Net asset value, end of period                                   $9.89         $10.15
                                                               =======        =======
TOTAL RETURN(3)                                                  1.01%          2.42%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $19,445        $10,539
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                              0.76%          0.73%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                              0.56%(7)       0.56%(2)
Ratio of net investment income (loss) to average net assets      3.75%          3.21%(2)
Portfolio turnover rate(4)                                         30%             3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.56%, 1.26% and 1.26% for Classes A, B and C respectively.

 98                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME ALLOCATION FUND -- CLASS B


                                                                 YEAR      PERIOD ENDED:
                                                                ENDED:      5/28/2004-
                                                              10/31/2005   10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.14         $10.00
Income from Investment Operations:
Net investment income (loss)                                      0.29           0.07
Net realized and unrealized gain (loss) on investments           (0.26)          0.14
                                                               -------        -------
Total from investment operations                                  0.03           0.21
Less distributions:
  Dividends from net investment income                           (0.29)         (0.07)
  Distributions from capital gains                                0.00           0.00
  Returns of capital                                              0.00           0.00
                                                               -------        -------
Total distributions                                              (0.29)         (0.07)
                                                               -------        -------
Net asset value, end of period                                   $9.88         $10.14
                                                               =======        =======
TOTAL RETURN(3)                                                  0.29%          2.08%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $4,778         $1,690
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                              1.56%          1.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                              1.26%(7)       1.26%(2)
Ratio of net investment income (loss) to average net assets      3.09%          2.56%(2)
Portfolio turnover rate(4)                                         30%             3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.56%, 1.26% and 1.26% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     99

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME ALLOCATION FUND -- CLASS C


                                                                 YEAR      PERIOD ENDED:
                                                                ENDED:      5/28/2004-
                                                              10/31/2005   10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.14         $10.00
Income from Investment Operations:
Net investment income (loss)                                      0.30           0.07
Net realized and unrealized gain (loss) on investments           (0.27)          0.14
                                                               -------        -------
Total from investment operations                                  0.03           0.21
Less distributions:
  Dividends from net investment income                           (0.29)         (0.07)
  Distributions from capital gains                                0.00           0.00
  Returns of capital                                              0.00           0.00
                                                               -------        -------
Total distributions                                              (0.29)         (0.07)
                                                               -------        -------
Net asset value, end of period                                   $9.88         $10.14
                                                               =======        =======
TOTAL RETURN(3)                                                  0.30%          2.08%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $7,711         $4,880
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                              1.51%          1.48%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                              1.26%(7)       1.26%(2)
Ratio of net investment income (loss) to average net assets      3.04%          2.59%(2)
Portfolio turnover rate(4)                                         30%             3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.56%, 1.26% and 1.26% for Classes A, B and C respectively.

 100                                                   THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.
As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures. We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

THE HARTFORD MUTUAL FUNDS                                                    101

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.
We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

 102                                                   THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

THE HARTFORD MUTUAL FUNDS                                                    103

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                               CLASS     FUND      CUSIP
NAME                                           SHARES    CODE     NUMBER      SYMBOL
----                                           ------    ----    ---------    ------
   The Hartford Aggressive Growth Allocation
   Fund                                          A       1662    416648814    HAAAX
   The Hartford Aggressive Growth Allocation
   Fund                                          B       1663    416648798    HAABX
   The Hartford Aggressive Growth Allocation
   Fund                                          C       1664    416648780    HAACX
   The Hartford Growth Allocation Fund           A       1666    416648772    HRAAX
   The Hartford Growth Allocation Fund           B       1667    416648764    HRABX
   The Hartford Growth Allocation Fund           C       1668    416648756    HRACX
   The Hartford Balanced Allocation Fund         A       1670    416648749    HBAAX
   The Hartford Balanced Allocation Fund         B       1671    416648731    HBABX
   The Hartford Balanced Allocation Fund         C       1672    416648723    HBACX
   The Hartford Conservative Allocation Fund     A       1674    416648715    HCVAX
   The Hartford Conservative Allocation Fund     B       1675    416648699    HCVBX
   The Hartford Conservative Allocation Fund     C       1676    416648681    HCVCX
   The Hartford Income Allocation Fund           A       1678    416648673    HINAX
   The Hartford Income Allocation Fund           B       1679    416648665    HINBX
   The Hartford Income Allocation Fund           C       1680    416648657    HINCX

                                                       THE HARTFORD MUTUAL FUNDS
 104

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD MUTUAL FUNDS

                                          CLASS A, CLASS B AND CLASS C SHARES

                                          PROSPECTUS
                                          MARCH 1, 2006
                             (AS SUPPLEMENTED MARCH 15, 2006)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD TARGET RETIREMENT FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE       THE HARTFORD RETIREMENT INCOME FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD TARGET RETIREMENT 2010 FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD TARGET RETIREMENT 2020 FUND
                                                      THE HARTFORD TARGET RETIREMENT 2030 FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Retirement Income Fund                                    3
goals, principal strategies,              The Hartford Target Retirement 2010 Fund                               7
main risks, performance                   The Hartford Target Retirement 2020 Fund                              12
and expenses                              The Hartford Target Retirement 2030 Fund                              17

Description of other                      Investment strategies and investment matters                          22
investment strategies and                 Terms used in this prospectus                                         47
investment risks

Investment manager and                    Management of the funds                                               49
management fee information

Information on your                       About your account                                                    54
account                                   Choosing a share class                                                54
                                          How sales charges are calculated                                      56
                                          Sales charge reductions and waivers                                   57
                                          Opening an account                                                    61
                                          Buying shares                                                         63
                                          Selling shares                                                        65
                                          Transaction policies                                                  69
                                          Dividends and account policies                                        73
                                          Additional investor services                                          74

Further information on                    Financial highlights                                                  76
the funds                                 Privacy policy                                                        88
                                          Fund code, CUSIP number and symbol                                    91
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc. Each fund is a "fund of funds," and diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described below under "Principal Investment Strategy" for each fund, the "Underlying Funds").

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD RETIREMENT INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Retirement Income Fund seeks current income and secondarily, capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds, designed for investors in their retirement years. The fund does this by investing in a diversified combination of other Hartford Mutual Funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, Hartford Investment Management will consider, among other factors, internally generated research, as well as research and recommendations provided by Ibbotson Associates, Inc. ("Ibbotson"). Ibbotson serves as a consultant to Hartford Investment Management with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

  - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research, as well as research and recommendations of Ibbotson.

  - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 70% of assets in fixed income funds and approximately 30% of assets in equity funds, although these percentages may vary from time to time. The fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality, while the equity component will be comprised of domestic and international equity funds.

  - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds".

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

THE HARTFORD MUTUAL FUNDS                                                      3

                                             THE HARTFORD RETIREMENT INCOME FUND
--------------------------------------------------------------------------------

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2005 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2005

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, stock fund risk and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees of portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD RETIREMENT INCOME FUND
--------------------------------------------------------------------------------

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

THE HARTFORD MUTUAL FUNDS                                                      5

                                             THE HARTFORD RETIREMENT INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)(4)                         0.18%      0.16%      0.16%
   Underlying Fund fees and expenses(3)         0.80%      0.80%      0.80%
   Total annual operating expenses(4)(5)        1.43%(2)   2.16%      2.16%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated amounts for the current fiscal year.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 2.00% and 2.00%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                       $688       $719       $319
   Year 3                                       $978       $976       $676

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                       $688       $219       $219
   Year 3                                       $978       $676       $676

 6                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD TARGET RETIREMENT 2010 FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2010 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2010, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2010. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, Hartford Investment Management will consider, among other factors, internally generated research, as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to Hartford Investment Management with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

  - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research, as well as research and recommendations of Ibbotson.

  - At the fund's inception, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 50% of assets in fixed income funds and approximately 50% of assets in equity funds, although these percentages may vary from time to time. The fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality, while the equity component will be comprised of domestic and international equity funds.

  - Over time, as the fund approaches its target date, the fund's portfolio allocation will become increasingly conservative by increasing its allocation to fixed income funds. By 2010 the fund's investments in the Underlying Funds are expected to be adjusted to achieve approximately 70% of its assets in fixed income funds and approximately 30% of its assets in equity funds, although these percentages may vary from time to time.

  - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds".

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

THE HARTFORD MUTUAL FUNDS                                                      7

                                        THE HARTFORD TARGET RETIREMENT 2010 FUND
--------------------------------------------------------------------------------

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2005 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2005

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2010 approaches. Therefore, the farther away the fund is from its target year of 2010, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to the year 2010, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2010 FUND
--------------------------------------------------------------------------------

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, stock fund risk and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees of portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial

THE HARTFORD MUTUAL FUNDS                                                      9

                                        THE HARTFORD TARGET RETIREMENT 2010 FUND
--------------------------------------------------------------------------------

information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2010 FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)(4)                         0.20%      0.21%      0.21%
   Underlying Fund fees and expenses(3)         0.86%      0.86%      0.86%
   Total annual operating expenses(4)(5)        1.51%(2)   2.27%      2.27%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated amounts for the current fiscal year.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.30%, 2.05% and 2.05%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  695     $  730      $330
   Year 3                                      $1,001     $1,009      $709

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  695      $230       $230
   Year 3                                      $1,001      $709       $709

THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD TARGET RETIREMENT 2020 FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2020 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2020, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2020. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, Hartford Investment Management will consider, among other factors, internally generated research, as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to Hartford Investment Management with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

  - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research, as well as research and recommendations of Ibbotson.

  - At the fund's inception, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 35% of assets in fixed income funds and approximately 65% of assets in equity funds, although these percentages may vary from time to time. The fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality, while the equity component will be comprised of domestic and international equity funds.

  - Over time, as the fund approaches its target date, the fund's portfolio allocation will become increasingly conservative by increasing its allocation to fixed income funds. By 2020 the fund's investments in the Underlying Funds are expected to be adjusted to achieve approximately 70% of its assets in fixed income funds and approximately 30% of its assets in equity funds, although these percentages may vary from time to time.

  - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds".

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2020 FUND
--------------------------------------------------------------------------------

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2005 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2005

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2020 approaches. Therefore, the farther away the fund is from its target year of 2020, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to the year 2020, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

THE HARTFORD MUTUAL FUNDS                                                     13

                                        THE HARTFORD TARGET RETIREMENT 2020 FUND
--------------------------------------------------------------------------------

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could

 14                                                    THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2020 FUND
--------------------------------------------------------------------------------

increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

THE HARTFORD MUTUAL FUNDS                                                     15

                                        THE HARTFORD TARGET RETIREMENT 2020 FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%        0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)     1.00%      1.00%
   Other expenses(3)(4)                         0.21%        0.17%      0.17%
   Underlying Fund fees and expenses(3)         0.89%        0.89%      0.89%
   Total annual operating expenses(4)(5)        1.55%(2)     2.26%      2.26%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated amounts for the current fiscal year.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%, 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  699     $  729      $329
   Year 3                                      $1,013     $1,006      $706

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  699      $229       $229
   Year 3                                      $1,013      $706       $706

 16                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD TARGET RETIREMENT 2030 FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2030 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2030, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2030. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, Hartford Investment Management will consider, among other factors, internally generated research, as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to Hartford Investment Management with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

  - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research, as well as research and recommendations of Ibbotson.

  - At the fund's inception, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 20% of assets in fixed income funds and approximately 80% of assets in equity funds, although these percentages may vary from time to time. The fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality, while the equity component will be comprised of domestic and international equity funds.

  - Over time, as the fund approaches its target date, the fund's portfolio allocation will become increasingly conservative by increasing its allocation to fixed income funds. By 2030 the fund's investments in the Underlying Funds are expected to be adjusted to achieve approximately 70% of its assets in fixed income funds and approximately 30% of its assets in equity funds, although these percentages may vary from time to time.

  - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds".

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

THE HARTFORD MUTUAL FUNDS                                                     17

                                        THE HARTFORD TARGET RETIREMENT 2030 FUND
--------------------------------------------------------------------------------

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2005 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2005

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2030 approaches. Therefore, the farther away the fund is from its target year of 2030, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to the year 2030, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not

 18                                                    THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2030 FUND
--------------------------------------------------------------------------------

subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

THE HARTFORD MUTUAL FUNDS                                                     19

                                        THE HARTFORD TARGET RETIREMENT 2030 FUND
--------------------------------------------------------------------------------

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

 20                                                    THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2030 FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)(4)                         0.24%      0.19%      0.19%
   Underlying Fund fees and expenses(3)         0.95%      0.95%      0.95%
   Total annual operating expenses(4)(5)        1.64%(2)   2.34%      2.34%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated amounts for the current fiscal year.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  708     $  737      $337
   Year 3                                      $1,039     $1,030      $730

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  708      $237       $237
   Year 3                                      $1,039      $730       $730

THE HARTFORD MUTUAL FUNDS                                                     21

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

"FUND OF FUNDS" STRUCTURE


The term "fund of funds" is used to describe mutual funds, such as the Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund, that pursue their investment objectives by investing in other mutual funds. By investing in a fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the fund invests, in addition to the fund's direct fees and expenses. Your cost of investing in a fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you.

SUMMARY COMPARISON OF THE FUNDS OF FUNDS


Hartford Investment Management invests each fund's assets in a combination of other Hartford mutual funds: domestic and international equity funds and fixed income funds (Underlying Funds). The funds of funds differ primarily due to their asset allocations among these fund types. Hartford Investment Management intends to manage each fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or intend to attempt to capture short-term market opportunities. However, Hartford Investment Management may modify the asset allocation strategy for any fund and modify the selection of Underlying Funds for any fund from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

The limitations regarding investment allocations placed on the Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund make these funds less flexible in their investment strategies than mutual funds not subject to such limitations. In addition, the asset allocations made by these funds may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors. Investors should consider a number of factors beyond target retirement date when evaluating whether or not to invest in these funds. The farther away the Target Retirement 2010 Fund, Target Retirement 2020 Fund or Target Retirement 2030 Fund is from its target maturity date, the more aggressive such fund's investment strategy may be considered.

INVESTMENT GOAL AND PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS


The investment goal (or objective) and principal investment strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and Statement of Additional Information ("SAI") of the Underlying Funds. Because each fund invests in the Underlying Funds, investors in each fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus or SAI for an Underlying Fund, contact The Hartford Mutual Funds at 1-888-843-7824.

Each of the following Underlying Funds has an investment goal (or objective) that may be changed without approval of the shareholders of the Underlying Fund. An Underlying Fund may not be able to achieve its goal.

THE HARTFORD ADVISERS FUND

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

  -  equities,

  -  debt securities, and

  -  money market instruments.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP ("Wellington Management") and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

THE HARTFORD CAPITAL APPRECIATION FUND

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant

THE HARTFORD MUTUAL FUNDS                                                     23

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

THE HARTFORD CAPITAL APPRECIATION II FUND

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in equity securities of foreign issuers and non-dollar securities, including emerging market securities.

The fund employs a multiple portfolio manager structure and is organized into several 'sleeves', each of which is managed according to a specific approach. The fund is organized as follows:

Growth Opportunities  Generally 25% -- 35% of the total portfolio

The Growth Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential.

Value Opportunities  Generally 25% -- 35% of the total portfolio

The Value Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in common stocks covering a broad range of industries and market capitalizations. The strategy emphasizes securities that Wellington Management believes are undervalued and have the potential for appreciation.

Global Equities  Generally 15% -- 25% of the total portfolio

The Global Equities strategy invests in companies around the globe that have been identified as possessing sustainable franchises that allow them to earn excess returns through various economic cycles. The strategy emphasizes in-depth company research and valuation disciplines while utilizing analysis of long-term trends to identify favorable sectors.

Capital Appreciation  5% -- 15% of the total portfolio

The Capital Appreciation strategy seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry.

Special Situations  5% -- 15% of the total portfolio

The Special Situations approach combines bottom-up fundamental research and security selection with top-down sector weightings and industry analysis. Assets may be concentrated in specific industries, sectors, regions, and countries.

The percentage of the fund invested in each of these sleeves may change without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

THE HARTFORD DISCIPLINED EQUITY FUND

INVESTMENT GOAL.  The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least

 24                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security, favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

THE HARTFORD DIVIDEND AND GROWTH FUND

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies within this index ranged from approximately $764 million to $370 billion. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD EQUITY INCOME FUND

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its

THE HARTFORD MUTUAL FUNDS                                                     25
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total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital, or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key security selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

THE HARTFORD FLOATING RATE FUND

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund's assets are invested in below-investment-grade variable or floating rate loans ("Floating Rate Loans") and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund's total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund's total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund's sub-adviser, Hartford Investment Management Company ("Hartford

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Investment Management"), relies on a bottom-up, fundamental analysis of each
Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management's process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan's and each security's structural features, covenants, underlying collateral and price compared to its long-term value.

THE HARTFORD FOCUS FUND

INVESTMENT GOAL.  The Hartford Focus Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies which include stocks with market capitalizations similar to companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion. The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's focused portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price.

THE HARTFORD GLOBAL COMMUNICATIONS FUND

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; provide traditional local and long-distance telephone service and equipment; provide cellular, paging and local and wide area product networks or equipment; or provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund's investment process focuses on stock selection through fundamental analysis.

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Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

  - the current market price of its stock is at the low end of its historical relative valuation range, or

  - a positive change in operating results is anticipated but not yet reflected in the price of its stock, or

  -  unrecognized or undervalued assets, and

  - management that demonstrates that it can convert the above factors into shareholder value.

The fund will consider selling a security when:

  -  its target price is achieved,

  - expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects, or

  - equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

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A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

  -  management focuses on rewarding shareholders,

  -  market expectations of future earnings are too low,

  - market value does not reflect the fact that earnings are understated due to conservative accounting,

  - market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist,

  - it is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality, or

  - its strength in a distinct product or geographic area makes it attractive to potential acquirers.

The fund will consider selling a security when:

  -  its issuer's management no longer appears to promote shareholder value,

  -  market expectations of future earnings are too high,

  - it can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality,

  -  market value exceeds the true value of the issuer's component businesses,

  - market value does not reflect the fact that earnings are overstated due to aggressive accounting,

  - market value does not reflect the risk of potential problems in an important business component, or

  - equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL HEALTH FUND

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality,

THE HARTFORD MUTUAL FUNDS                                                     29
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balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

  -  the company's business franchise is temporarily mispriced,

  -  the market under-values the new product pipelines,

  - the company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad), or

  -  the company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

  -  target prices are achieved,

  -  fundamental expectations are not met, or

  -  a company's prospects become less appealing.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL LEADERS FUND

INVESTMENT GOAL.  The Hartford Global Leaders Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $236 million to $370 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and may exhibit a relatively high degree of tracking risk.

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For its most recent fiscal year, the fund's annual portfolio turnover rate was
270%.

THE HARTFORD GLOBAL TECHNOLOGY FUND

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

  -  a positive change in operating results is anticipated,

  -  unrecognized or undervalued capabilities are present, or

  - the quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

  -  target prices are achieved,

  - earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook, or

  -  more attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

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THE HARTFORD GROWTH FUND

INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include substantial growth, superior business management, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $702 million to $370 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

THE HARTFORD GROWTH OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD HIGH YIELD FUND

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of

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warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

THE HARTFORD INCOME FUND

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 60% of its total assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 40% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "A3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans.

Bonds in which the fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

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The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates.

THE HARTFORD INFLATION PLUS FUND

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") and S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Aa3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of

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foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy but that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select issues by assessing such factors as security structure, break even inflation rates, a company's business environment, balance sheet, income statement, anticipated earnings and management team.

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

INVESTMENT GOAL. The Hartford International Capital Appreciation Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $236 million to $222 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and may exhibit a relatively high degree of tracking risk.

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally

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are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management uses a three-pronged investment strategy:

  - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

  - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

  - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any market capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the MSCI AC World ex US Index. As of December 31, 2005, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $24 million and $222 billion.

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index. As of December 31, 2005, the range of market capitalizations of companies in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $13.9 million and $18 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

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A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

  -  a well-articulated business plan,

  -  experienced management,

  -  a sustainable competitive advantage, and

  -  strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

THE HARTFORD MIDCAP FUND

INVESTMENT GOAL.  The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2005, this range was between approximately $423 million and $18 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a bottom-up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

THE HARTFORD MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2005, this range was between approximately $423 million and $18 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

  -  high fundamental investment value,

  -  a strong management team, and

  -  strong industry position.

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THE HARTFORD MONEY MARKET FUND

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

THE HARTFORD SELECT MIDCAP GROWTH FUND

INVESTMENT GOAL. The Hartford Select MidCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $702 million to $23 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation and proven management expertise. In addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.

Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the

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underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.

Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.

THE HARTFORD SELECT MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund's assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with a market capitalization no lower than the lowest market capitalization of companies in the Russell Midcap Index and no higher than three times the weighted average market capitalization of companies in the Russell Midcap Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $563 million to $18 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Artisan Partners Limited Partnership, Cramer Rosenthal McGlynn, LLC and Sterling Capital Management LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Artisan Partners Limited Partnership's ("Artisan") mid-cap value strategy invests in a diversified portfolio of mid-cap value companies that Artisan believes are undervalued, in solid financial condition and provide a controlled level of risk. Artisan uses its own research process to analyze potential investments for the portfolio. The focus is on individual companies, rather than on trends in the economy or securities markets. The strategy often finds investment opportunities in companies that have one or more of the following characteristics: turnarounds, companies in transition, companies with hidden assets and companies whose earnings have fallen short of expectations.

Cramer Rosenthal McGlynn, LLC ("CRM") views investment prospects on a long-term basis, believing that successful investing is a result of recognizing change that is material to the operations of a company, often coinciding with misunderstanding and confusion that can result in the securities of a business becoming undervalued relative to its future prospects and peers. CRM's objective is to identify this dynamic change at an early stage, conduct an appraisal of the business, and assess the market's perceptions. CRM uses a bottom-up strategy, conducting comprehensive due diligence that looks for companies that are analyzable and corporate management that is accessible.

Sterling Capital Management LLC's ("Sterling") approach to mid-cap equity management is fundamental, bottom-up and value oriented. Its strategy is to identify stocks of quality companies selling at large discounts to the underlying value of the business. Sterling refers to its philosophy as

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an "owner's approach" to investing, asking the same questions that a potential owner would ask if they were to enter into a private purchase transaction, examining all factors relevant to the worth of the ongoing business using traditional fundamental security analysis. Like the owner, Sterling focuses on balance sheet quality, normalized earnings power, industry stability and management talent, among other factors.

THE HARTFORD SELECT SMALLCAP GROWTH FUND

INVESTMENT GOAL. The Hartford Select SmallCap Growth Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund's sub-advisers believe have superior growth potential. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small-capitalization companies. The fund defines small-capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2005, the market capitalization of companies included in these indices ranged from approximately $26 million to $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. HIFSCO serves as the investment manager to the fund and is responsible for the oversight of the fund's investment sub-advisers. HIFSCO has selected two asset managers for the day-to-day portfolio management of the fund: Jennison Associates LLC and Oberweis Asset Management, Inc. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Jennison Associates LLC ("Jennison") believes that active management through original bottom-up fundamental research can add significant value in uncovering inefficiencies that exist in the small cap asset class. This product's style is best described as growth at a reasonable price. The investment team focuses its research efforts on those companies within the universe that they believe are most likely to generate attractive absolute and relative revenue and earnings growth while remaining reasonably valued relative to expectations. Original, fundamental bottom-up company research is the basis of the investment process, and the team primarily relies on its own analysis of companies and industry dynamics to make decisions. The team focuses on business evaluation to identify companies with a strong competitive position, quality management team, demonstrated growth in sales and earnings, balance sheet flexibility and strength and/or strong earnings growth prospects. Its underlying investment philosophy is to buy businesses rather than just stocks. If the team's initial criteria are met and company meetings further satisfy the team's requirements, detailed financial analysis is then performed. This analysis includes internal earnings estimates and earnings/cash flow projections. The final decision is based on the team's assessment of the appreciation potential of a security relative to its target. This potential is evaluated in the context of short and long-term catalysts for the stock as well as the risk attributes of a particular investment.

In managing its portion of the fund's assets, Oberweis Asset Management, Inc. ("Oberweis") seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight factors. Oberweis considers or reviews the following factors and information as guidelines to identify such companies: (1) extraordinarily rapid growth in revenue; (2) extraordinarily rapid growth in pre-tax income; (3) a reasonable price/earnings ratio in relation to the company's underlying growth rate; (4) products or services that offer the opportunity for substantial future growth;
(5) favorable recent

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trends in revenue and earnings growth, ideally showing acceleration; (6) a reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins; (7) the company's financial statements, particularly footnotes, to identify unusual items which may indicate future problems; and (8) high relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

THE HARTFORD SHORT DURATION FUND

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by normally investing only in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration. For example, a U.S. Treasury security with a duration of 2 can be expected to change in price by approximately 2% for every 100 basis point change in the yield of the security.

In addition to U.S. dollar denominated corporate issues, the fund may also invest in commercial mortgage-backed securities, asset-backed securities, mortgage-related securities and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Cash securities in which the fund may invest include commercial paper and repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

THE HARTFORD SMALL COMPANY FUND

INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2005, this range was between approximately $26 million and $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

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Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

  -  have potential for above-average earnings growth,

  -  are undervalued in relation to their investment potential,

  - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

  - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD SMALLCAP GROWTH FUND

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2005, this range was between approximately $26 million and $4 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom-up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

THE HARTFORD STOCK FUND

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify

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specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund selects companies to invest in that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

THE HARTFORD TOTAL RETURN BOND FUND

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects

THE HARTFORD MUTUAL FUNDS                                                     43
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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 190%.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with a weighted average life of between five and fifteen years. The weighted average life of a security denotes the weighted average time to receipt of principal.

THE HARTFORD VALUE FUND

INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach highlights companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings.

THE HARTFORD VALUE OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

 44                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power, and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

  -  high fundamental investment value,

  -  a strong management team, and

  -  strong industry position.

INVESTMENT RISKS GENERALLY


Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

Each fund's share price changes daily based on the performance of the Underlying Funds in which it invests. The ability of each fund to meet its investment goal (or objective) is directly related to its target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals (or objectives). Each of the Underlying Funds in which the funds invest is permitted a wide range of investment techniques. The Underlying Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Underlying Funds. Because each of the funds of funds invests in the Underlying Funds, the Underlying Funds' portfolio management strategies and the attendant risks will affect shareholders of each of the funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund.

The different types of securities, investments, and investment techniques used by each Underlying Funds in which a fund may invest all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). Each fund may invest in equity securities (through certain Underlying Funds) as part of its principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Each fund may invest in debt securities (through certain Underlying Funds) as part of its principal investment strategy. As described below, an investment in certain of the funds (through certain of the Underlying Funds) entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit

THE HARTFORD MUTUAL FUNDS                                                     45
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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Each fund (through certain Underlying Funds) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund (through certain Underlying Funds) to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging an Underlying Fund's portfolio investments. Hedging techniques may not always be available to an Underlying Fund, and it may not always be feasible for an Underlying Fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund (through an Underlying Fund) could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way an Underlying Fund's manager expected. As a result, the use of these techniques may result in losses to a fund (through an Underlying Fund) or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS


Each fund (through certain Underlying Funds) may invest in securities of foreign issuers and non-dollar securities and loans as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of an Underlying Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund (through an Underlying Fund) due to subsequent declines in value of the portfolio investment or if the fund (through an Underlying Fund) has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those

 46                                                    THE HARTFORD MUTUAL FUNDS
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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund (through an Underlying Fund), or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Each of the funds (through certain Underlying Funds) may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds (through certain Underlying Funds) may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


The funds (through certain Underlying Funds), may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

THE HARTFORD MUTUAL FUNDS                                                     47
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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund (through certain Underlying Funds) may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' SAI which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month each fund's largest ten holdings. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

 48                                                    THE HARTFORD MUTUAL FUNDS
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                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $323 billion in assets as of December 31, 2005. At the same time, HIFSCO had over $29 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

LITIGATION AND REGULATORY ACTIONS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies.

While no enforcement actions have been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and

THE HARTFORD MUTUAL FUNDS                                                     49
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MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and certain of the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISERS


Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to each fund, as well as the following Underlying Funds:
Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2005, Hartford Investment Management had investment management authority over approximately $116 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105. Ibbotson serves as a consultant to Hartford Investment Management in the selection of the Underlying Funds and the determination of each fund of funds' asset allocations among the Underlying Funds. Ibbotson is principally located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the following Underlying Funds: Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Dividend and Growth Fund, Equity Income Fund, Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Value Fund and Value Opportunities Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2005, Wellington Management had investment management authority over approximately $521 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the Select MidCap Growth Fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of December 31, 2005, Chartwell managed over $5.1 billion in assets for over 130 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.

Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the Select MidCap Growth Fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of December 31, 2005, GSAM, along with other units

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

of the Investment Management Division of Goldman, Sachs & Co., had assets under management of approximately $496.1 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.

Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the Select MidCap Growth Fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of December 31, 2005, Northern Capital had investment management authority over $1.9 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.

Artisan Partners Limited Partnership ("Artisan") is an investment sub-adviser to the Select MidCap Value Fund. Artisan, a Delaware limited partnership, is a registered investment adviser providing investment management services to pension and profit sharing plans, trusts, endowments, foundations and charitable organizations and investment management and, in some cases, administrative services to investment companies. As of December 31, 2005, Artisan had investment management authority over approximately $44.7 billion in assets. Artisan is principally located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Cramer Rosenthal McGlynn, LLC ("CRM") is an investment sub-adviser to the Select MidCap Value Fund. CRM is an investment management company providing services to the institutional community representing corporate pensions, public funds, educational, community, religious and private endowments and foundations, as well as investment companies and individuals. As of December 31, 2005, Cramer Rosenthal McGlynn had approximately $8.72 billion in assets under management. CRM is principally located at 520 Madison Avenue, New York, NY, 10022.

Sterling Capital Management LLC ("Sterling") is an investment sub-adviser to the Select MidCap Value Fund. Sterling, a North Carolina limited liability company, is an investment firm that provides investment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 2005, Sterling had investment authority over approximately $9.7 billion in assets. Sterling is principally located at 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211.

Jennison Associates LLC ("Jennison") is an investment sub-adviser to the Select SmallCap Growth Fund. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Jennison provides investment management services primarily to corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker-dealers. Founded in 1969, Jennison managed approximately $72 billion in assets as of December 31, 2005. Jennison is located at 466 Lexington Avenue, New York, New York 10017.

Oberweis Asset Management, Inc. ("Oberweis") is an investment sub-adviser to the Select SmallCap Growth Fund. Oberweis is located at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532 and is a boutique investment firm that focuses on investments in rapidly growing firms. Established in 1989, Oberweis provides investment advice to funds, institutions and individual investors on a broad range of investment products. As of December 31, 2005, Oberweis had approximately $1.8 billion in assets under management.

THE HARTFORD MUTUAL FUNDS                                                     51
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MANAGEMENT OF THE FUNDS
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MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       0.20%
Amount Over $500 million                 0.15%

For each fund's fiscal year ended October 31, 2005, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                      10/31/2005
---------                                      ----------
The Hartford Retirement Income Fund              0.20%
The Hartford Target Retirement 2010 Fund         0.20%
The Hartford Target Retirement 2020 Fund         0.20%
The Hartford Target Retirement 2030 Fund         0.20%

A discussion regarding the basis for the board of directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

RETIREMENT INCOME FUND The fund is managed by William H. Davison, Jr., Christopher Hanlon and Hugh Whelan.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on September 30, 2005. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on September 30, 2005. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

TARGET RETIREMENT 2010 FUND The fund is managed by William H. Davison, Jr., Christopher Hanlon and Hugh Whelan.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on September 30, 2005. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on September 30, 2005. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2006.

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                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

TARGET RETIREMENT 2020 FUND The fund is managed by William H. Davison, Jr., Christopher Hanlon and Hugh Whelan.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on September 30, 2005. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on September 30, 2005. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

TARGET RETIREMENT 2030 FUND The fund is managed by William H. Davison, Jr., Christopher Hanlon and Hugh Whelan.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on September 30, 2005. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on September 30, 2005. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

THE HARTFORD MUTUAL FUNDS                                                     53
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CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. The funds also offer Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS

Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the board of directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS

The Company, on behalf of its funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in

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financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related

THE HARTFORD MUTUAL FUNDS                                                     55
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ABOUT YOUR ACCOUNT
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expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not interested persons of the funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                      DEALER
                         AS A % OF     AS A %     COMMISSION AS
                         OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000          5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999       4.50%       4.71%          4.00%
$100,000 -- $249,999       3.50%       3.63%          3.00%
$250,000 -- $499,999       2.50%       2.56%          2.00%
$500,000 -- $999,999       2.00%       2.04%          1.75%
$1 million or more(1)         0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold,

 56                                                    THE HARTFORD MUTUAL FUNDS
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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 5.50% maximum sales charge at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of The Hartford Mutual Funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister,

THE HARTFORD MUTUAL FUNDS                                                     57
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ABOUT YOUR ACCOUNT
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  step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

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- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent. The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid by you.

THE HARTFORD MUTUAL FUNDS                                                     59
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With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $550,000 per Financial Intermediary for the calendar year ended December 31, 2005.

As of January 1, 2006, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., AIG Financial Advisors, AmeriMutual Funds Distributor, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp., Gold Trust Company, Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, J.P. Morgan Retirement Plan Services, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private

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Ledger Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan
Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holdings, Inc., NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James Financial Services and Associates, Robert W. Baird, Royal Alliance Associates, Inc., Securities America, Inc., Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., T.Rowe Price Investment Services, Inc., UBS Financial Services Inc., US Bancorp Investments Inc., Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. In 2005 (ending December 31, 2005) HIFSCO provided additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). HIFSCO paid Edward Jones approximately $70 million additional profit-sharing based compensation to terminate the arrangement effective December 31, 2005. In addition, HIFSCO paid Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $23.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $36.9 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents.

THE HARTFORD MUTUAL FUNDS                                                     61

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

       ADDRESS:               PHONE NUMBER:
 THE HARTFORD MUTUAL          1-888-THE-STAG
         FUNDS                  (843-7824)
    P.O. BOX 9140            OR CONTACT YOUR
   MINNEAPOLIS, MN              FINANCIAL
       55480-9140         REPRESENTATIVE OR PLAN
                            ADMINISTRATOR FOR
                             INSTRUCTIONS AND
                               ASSISTANCE.

 62                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  (INTERNET     - Visit www.hartfordinvestor.com.
  GRAPHIC)      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - To purchase shares directly from your bank account, you
                  must first add your banking information online, by
                  selecting the Add Bank Instructions function.
                - Once bank instructions have been established, select
                  "Purchase Shares" from the "Work with Fund" menu, next to
                  the fund you want to purchase into.
                - Follow the instructions on the Purchase Shares Request
                  pages to complete and submit the request.
                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 ON THE PHONE
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  (PHONE          ACCOUNT
  GRAPHIC)      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - To place your order with a representative, call the
                  transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                  EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                  exchange.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

THE HARTFORD MUTUAL FUNDS                                                     63

IN WRITING:
WITH CHECK
                - Make out a check for the investment amount, payable to
  (CHECK          "The Hartford Mutual Funds."
  GRAPHIC)      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140
 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  (ARROW          share class, account number, the name(s) in which the
  GRAPHIC)        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 BY WIRE
                - Instruct your bank to wire the amount of your investment
  (WIRE           to:
  GRAPHIC)          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
                  Specify the fund name, share class, your account number
                  and the name(s) in which the account is registered. Your
                  bank may charge a fee to wire funds.

                                 PHONE NUMBER:
                           1-888-THE-STAG (843-7824)
                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 64                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Selling Shares in Writing").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BUILDING       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $500 or more will be wired on the
                  next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $500 may be sent by EFT or by check.
                  Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee
                  for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

THE HARTFORD MUTUAL FUNDS                                                     65

 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [INTERNET     - Visit www.hartfordinvestor.com
  GRAPHIC]      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                Note: Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e., SEP,
                     SIMPLE and 403(b) plans), you will not be allowed to
                     enter a redemption request for these types of accounts
                     online.
                TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                  MAILED TO YOUR ADDRESS OF RECORD
                - Select "Redeem Shares" from the "Work with Fund" menu,
                  next to the fund you want to redeem from.
                - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.
                TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services" under Transaction Policies.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 66                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction from the trustee(s).
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Medallion signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Medallion signature guarantee.
                - New application or W-9 form.
                - Tax waiver if required by state.

THE HARTFORD MUTUAL FUNDS                                                     67

EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Medallion signature guarantee (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds (through certain Underlying Funds) generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund (through certain Underlying Funds) will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Underlying Fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund (through certain Underlying Funds) may use fair value pricing include, among others: (i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In particular, Underlying Funds that invest in securities that are thinly traded may include Capital Appreciation Fund, High Yield Fund, Income Fund and International Small Company Fund. In addition, with respect to the valuation of securities principally traded on foreign markets, each Underlying Fund, and in particular, Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund, uses a fair value pricing service approved by that Underlying Fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds (through certain Underlying Funds) may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund (through certain Underlying Funds) could obtain the fair value assigned to a security if it (through certain Underlying Funds) were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and Floating Rate Loans) held by a fund (through certain Underlying Funds) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Floating Rate Loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more

THE HARTFORD MUTUAL FUNDS                                                     69

TRANSACTION POLICIES
--------------------------------------------------------------------------------

dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that Underlying Fund's Board of Directors. Generally, each Underlying Fund, and in particular, High Yield Fund and Income Fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.
BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemptions are not permitted on accounts whose addresses have changed within the past 30 days. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain of The Hartford Mutual Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, Underlying Funds that invest in securities that are thinly traded may include Capital Appreciation Fund, High Yield Fund, Income Fund and International Small Company Fund. Underlying Funds that invest in securities that are traded primarily in markets outside of the United States may include Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request is received within the 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging

THE HARTFORD MUTUAL FUNDS                                                     71

TRANSACTION POLICIES
--------------------------------------------------------------------------------

and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of a fund in your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually. Dividends from the net investment income of the Target Retirement 2010 Fund and Target Retirement 2020 Fund are declared and paid quarterly. Dividends from the net investment income of the Retirement Income Fund are declared and paid monthly. Notwithstanding the foregoing, in order to accommodate adjustments in asset allocations made by the Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund as the mix of Underlying Funds in each of these funds changes over time, each of these funds reserves the right to change its dividend distribution policy at the discretion of each of these funds' board of directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in

THE HARTFORD MUTUAL FUNDS                                                     73

TRANSACTION POLICIES
--------------------------------------------------------------------------------

establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund from an Underlying Fund generally will be treated as ordinary income of the fund if paid from the Underlying Fund's ordinary income or short-term capital gains. Distributions paid from an Underlying Fund's long-term capital gains, however, generally will be treated by a fund as long-term capital gains. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations and for individuals a portion of dividend from ordinary income may be qualified dividend income.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund (through an Underlying Fund) to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund. Deliver your first investment check ($50 minimum per fund) made payable to "The Hartford Mutual Funds" and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2005 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.

THE HARTFORD RETIREMENT INCOME FUND -- CLASS A


                                                               PERIOD ENDED:
                                                                09/30/2005-
                                                               10/31/2005(5)
CLASS A -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00
Income from Investment Operations:
Net investment income (loss)                                         0.02
Net realized and unrealized gain (loss) on investments              (0.14)
                                                                  -------
Total from investment operations                                    (0.12)
Less distributions:
  Dividends from net investment income                              (0.01)
  Distributions from capital gains                                   0.00
  Returns of capital                                                 0.00
                                                                  -------
Total distributions                                                 (0.01)
                                                                  -------
Net asset value, end of period                                      $9.87
                                                                  =======
TOTAL RETURN(1) (3)                                                (1.22%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                              $47
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    0.63% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    0.53% (2)
Ratio of net investment income (loss) to average net assets         4.08% (2)
Portfolio turnover rate(4)                                            83%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD RETIREMENT INCOME FUND -- CLASS B


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS B -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.01
Net realized and unrealized gain (loss) on investments             (0.14)
                                                                  ------
Total from investment operations                                   (0.13)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.87
                                                                  ======
TOTAL RETURN(1) (3)                                               (1.29%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             $10
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.36% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.26% (2)
Ratio of net investment income (loss) to average net assets        1.76% (2)
Portfolio turnover rate(4)                                           83%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

THE HARTFORD MUTUAL FUNDS                                                     77

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD RETIREMENT INCOME FUND -- CLASS C


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00
Income from Investment Operations:
Net investment income (loss)                                         0.01
Net realized and unrealized gain (loss) on investments              (0.14)
                                                                  -------
Total from investment operations                                    (0.13)
Less distributions:
  Dividends from net investment income                               0.00
  Distributions from capital gains                                   0.00
  Returns of capital                                                 0.00
                                                                  -------
Total distributions                                                  0.00
                                                                  -------
Net asset value, end of period                                      $9.87
                                                                  =======
TOTAL RETURN(1) (3)                                                (1.29%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                              $10
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    1.36% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    1.26% (2)
Ratio of net investment income (loss) to average net assets         1.76% (2)
Portfolio turnover rate(4)                                            83%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TARGET RETIREMENT 2010 FUND -- CLASS A


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS A -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.02
Net realized and unrealized gain (loss) on investments             (0.20)
                                                                  ------
Total from investment operations                                   (0.18)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.82
                                                                  ======
TOTAL RETURN(1) (3)                                               (1.80%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             $11
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   0.65% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   0.49% (2)
Ratio of net investment income (loss) to average net assets        2.53% (2)
Portfolio turnover rate(4)                                           12%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

THE HARTFORD MUTUAL FUNDS                                                     79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TARGET RETIREMENT 2010 FUND -- CLASS B


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS B -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00
Income from Investment Operations:
Net investment income (loss)                                         0.01
Net realized and unrealized gain (loss) on investments              (0.19)
                                                                  -------
Total from investment operations                                    (0.18)
Less distributions:
  Dividends from net investment income                               0.00
  Distributions from capital gains                                   0.00
  Returns of capital                                                 0.00
                                                                  -------
Total distributions                                                  0.00
                                                                  -------
Net asset value, end of period                                      $9.82
                                                                  =======
TOTAL RETURN(1) (3)                                                (1.80%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                              $10
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    1.41% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    1.26% (2)
Ratio of net investment income (loss) to average net assets         1.61% (2)
Portfolio turnover rate(4)                                            12%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TARGET RETIREMENT 2010 FUND -- CLASS C


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.01
Net realized and unrealized gain (loss) on investments             (0.19)
                                                                  ------
Total from investment operations                                   (0.18)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.82
                                                                  ======
TOTAL RETURN(1) (3)                                               (1.80%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             $10
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.41% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.27% (2)
Ratio of net investment income (loss) to average net assets        1.60% (2)
Portfolio turnover rate(4)                                           12%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

THE HARTFORD MUTUAL FUNDS                                                     81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TARGET RETIREMENT 2020 FUND -- CLASS A


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS A -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.01
Net realized and unrealized gain (loss) on investments             (0.22)
                                                                  ------
Total from investment operations                                   (0.21)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.79
                                                                  ======
TOTAL RETURN(1) (3)                                               (2.10%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $144
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   0.66% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   0.51% (2)
Ratio of net investment income (loss) to average net assets        2.77% (2)
Portfolio turnover rate(4)                                           28%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TARGET RETIREMENT 2020 FUND -- CLASS B


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS B -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.01
Net realized and unrealized gain (loss) on investments             (0.23)
                                                                  ------
Total from investment operations                                   (0.22)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.78
                                                                  ======
TOTAL RETURN(1) (3)                                               (2.20%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             $10
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.37% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.25% (2)
Ratio of net investment income (loss) to average net assets        0.86% (2)
Portfolio turnover rate(4)                                           28%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TARGET RETIREMENT 2020 FUND -- CLASS C


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.01
Net realized and unrealized gain (loss) on investments             (0.23)
                                                                  ------
Total from investment operations                                   (0.22)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.78
                                                                  ======
TOTAL RETURN(1) (3)                                               (2.20%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             $10
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.37% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.26% (2)
Ratio of net investment income (loss) to average net assets        0.85% (2)
Portfolio turnover rate(4)                                           28%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TARGET RETIREMENT 2030 FUND -- CLASS A


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS A -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.01
Net realized and unrealized gain (loss) on investments             (0.26)
                                                                  ------
Total from investment operations                                   (0.25)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.75
                                                                  ======
TOTAL RETURN(1) (3)                                               (2.50%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             $10
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   0.69% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   0.48% (2)
Ratio of net investment income (loss) to average net assets        0.76% (2)
Portfolio turnover rate(4)                                           14%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TARGET RETIREMENT 2030 FUND -- CLASS B


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS B -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.00(6)
Net realized and unrealized gain (loss) on investments             (0.26)
                                                                  ------
Total from investment operations                                   (0.26)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.74
                                                                  ======
TOTAL RETURN(1) (3)                                               (2.60%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             $10
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.39% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.24% (2)
Ratio of net investment income (loss) to average net assets        0.00% (2)
Portfolio turnover rate(4)                                           14%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.
(6) Net Investment Income (Loss) is less than a penny a share.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TARGET RETIREMENT 2030 FUND -- CLASS C


                                                               PERIOD ENDED:
                                                                9/30/2005-
                                                               10/31/2005(5)
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.00(6)
Net realized and unrealized gain (loss) on investments             (0.26)
                                                                  ------
Total from investment operations                                   (0.26)
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                     $9.74
                                                                  ======
TOTAL RETURN(1) (3)                                               (2.60%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                              $9
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.39% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.24% (2)
Ratio of net investment income (loss) to average net assets        0.00%
Portfolio turnover rate(4)                                           14%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Expense ratios do not include expenses of the underlying funds.
(6) Net Investment Income (Loss) is less than a penny a share.

THE HARTFORD MUTUAL FUNDS                                                     87

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")
          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;
to YOU without providing YOU with an option to prevent these disclosures. We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

 88                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                     89

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 90                                                    THE HARTFORD MUTUAL FUNDS

                                              FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

NAME                                           CLASS SHARES    FUND CODE    CUSIP NUMBER    SYMBOL
----                                           ------------    ---------    ------------    ------
   The Hartford Retirement Income Fund              A            1232        416648269      HTRAX
   The Hartford Retirement Income Fund              B            1233        416648251      HTGBX
   The Hartford Retirement Income Fund              C            1234        416648426      HTRCX
   The Hartford Target Retirement 2010 Fund         A            1236        416648392      HTTAX
   The Hartford Target Retirement 2010 Fund         B            1237        416648384      HTTBX
   The Hartford Target Retirement 2010 Fund         C            1238        416648376      HTTCX
   The Hartford Target Retirement 2020 Fund         A            1240        416648350      HTWAX
   The Hartford Target Retirement 2020 Fund         B            1241        416648343      HTWBX
   The Hartford Target Retirement 2020 Fund         C            1242        416648335      HTWCX
   The Hartford Target Retirement 2030 Fund         A            1244        416648319      HTHAX
   The Hartford Target Retirement 2030 Fund         B            1245        416648293      HTHBX
   The Hartford Target Retirement 2030 Fund         C            1246        416648285      HTHCX

THE HARTFORD MUTUAL FUNDS                                                     91

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

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